As filed with Securities and Exchange Commission on April 16, 2004.
                                                              FILE NO. 333-45946
                                                                       811-08810

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                                    FORM N-4
                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. / /


                         POST-EFFECTIVE AMENDMENT NO. 4 /X/


                                     AND/OR

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940


                                AMENDMENT NO. 5  /X/



                        (CHECK APPROPRIATE BOX OR BOXES)
                            ------------------------
                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                               (Name of Depositor)

                           733 THIRD AVENUE, 4TH FLOOR
                            NEW YORK, NEW YORK 10017
              (Address of Depositor's Principal Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (310) 772-6000

                            CHRISTINE A. NIXON, ESQ.
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             C/O AIG RETIREMENT SERVICES, INC.
                               1 SUNAMERICA CENTER
                       LOS ANGELES, CALIFORNIA 90067-6022
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:


[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 3, 2004 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on             pursuant to paragraph (a) of Rule 485

                          FS VARIABLE SEPARATE ACCOUNT


                              Cross Reference Sheet

                               PART A - PROSPECTUS



Item Number in Form N-4                                  Caption
-----------------------                                  -------

1.        Cover Page.........................   Cover Page

2.        Definitions........................   Glossary

3.        Highlights.........................   Highlights

4.        Synopsis...........................   Summary; Fee Tables;
                                                Examples

5.        Condensed Financial Information....   Appendix C Condensed Financial
                                                Information-Accumulation
                                                Unit Values

6.        General Description of Registrant,
          Depositor and Portfolio Companies..   Description of the Company,
                                                the Separate
                                                Account and the General
                                                Account; Variable Portfolio
                                                Options; Fixed Account Options

7.       Deductions..........................   Contract Charges

8.       General Description of
            Variable Annuity Contracts.......   Description of the
                                                Contracts; Purchases,
                                                Withdrawals and
                                                Contract Value

9.       Annuity Period......................   Income Phase

10.      Death Benefit.......................   Description of the
                                                Contracts; Income Period

11.      Purchases and Contract Value........   Purchases, Withdrawals
                                                and Contract Value

12.      Redemptions.........................   Access To Your Money
                                                Administration

13.      Taxes...............................   Taxes

14.      Legal Proceedings...................   Other Information
                                                Legal Proceedings

15.      Table of Contents of Statement
         of Additional Information...........   Additional Information
                                                About the Separate
                                                Account

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

        Certain information required in Part B of the Registration Statement has been included within the Prospectus forming part of this Registration Statement; the following cross-references suffixed with a "P" are made by reference to the captions in the Prospectus.


ITEM NUMBER IN FORM N-4                        CAPTION
15. Cover Page...............................  Cover Page

16. Table of Contents........................  Table of Contents

17. General Information and History..........  Description of the Company, the Separate Account and
                                               the General Account (P); Variable Portfolio Options
                                               (P); Additional Information About the Company (P)

18. Services.................................  Contract Charges (P); Custodian (P); Financial
                                               Statements

19. Purchase of Securities Being Offered.....  Purchases, Withdrawals and Contract Value (P)

20. Underwriters.............................  Purchases, Withdrawals and Contract Value (P);
                                               Distribution of Contracts

21. Calculation of Performance Data..........  Performance Data

22. Annuity Payments.........................  Income Phase (P); Annuity Unit Values; Income Payments

23. Financial Statements.....................  Depositor:  Financial Statements; Registrant:
                                               Financial Statements


                                     PART C

        Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [FIRST SUNAMERICA ADVISOR LOGO]

                                   PROSPECTUS

                                  MAY 3, 2004



Please read this prospectus carefully         SINGLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 FIRST SUNAMERICA LIFE INSURANCE COMPANY
important information about the First             in connection with
SunAmerica Advisor Variable Annuity.          FS VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - both fixed and
To learn more about the annuity               variable investment options. The Variable Portfolios are
offered by this prospectus, you can           listed below. The Variable Portfolios are part of the Anchor
obtain a copy of the Statement of             Series Trust ("AST") or the SunAmerica Series Trust
Additional Information ("SAI") dated          ("SAST").
May 3, 2004. The SAI has been filed           STOCKS:
with the Securities and Exchange                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
Commission ("SEC") and is                          - Aggressive Growth Portfolio                      SAST
incorporated by reference into this                - Blue Chip Growth Portfolio                       SAST
prospectus. The Table of Contents of               - Growth Opportunities Portfolio                   SAST
the SAI appears at the end of this              MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
prospectus. For a free copy of the                 - Alliance Growth Portfolio                        SAST
SAI, call us at (800) 99NY-SUN or                  - Global Equities Portfolio                        SAST
write to us at our Annuity Service                 - Growth-Income Portfolio                          SAST
Center, P.O. Box 54299, Los Angeles,            MANAGED BY DAVIS ADVISORS
California 90054-0299.                             - Davis Venture Value Portfolio                    SAST
                                                MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
In addition, the SEC maintains a                   - Federated American Leaders Portfolio*            SAST
website (http://www.sec.gov) that               MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
contains the SAI, materials                        - Goldman Sachs Research Portfolio                 SAST
incorporated by reference and other             MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
information filed electronically with              - MFS Massachusetts Investors Trust Portfolio      SAST
the SEC by First SunAmerica Life                   - MFS Mid Cap Growth Portfolio                     SAST
Insurance Company.                              MANAGED BY PUTNAM INVESTMENT MANAGEMENT, L.L.C.
                                                   - Emerging Markets Portfolio                       SAST
ANNUITIES INVOLVE RISKS, INCLUDING                 - International Growth & Income Portfolio          SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE                - Putnam Growth: Voyager Portfolio                 SAST
NOT A DEPOSIT OR OBLIGATION OF, OR              MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
GUARANTEED OR ENDORSED BY, ANY BANK.               - International Diversified Equities Portfolio     SAST
THEY ARE NOT FEDERALLY INSURED BY THE              - Technology Portfolio                             SAST
FEDERAL DEPOSIT INSURANCE                       MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
CORPORATION, THE FEDERAL RESERVE                   - Capital Appreciation Portfolio                    AST
BOARD OR ANY OTHER AGENCY.                         - Growth Portfolio                                  AST
                                              BALANCED:
                                                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - SunAmerica Balanced Portfolio                    SAST
                                                MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                   - MFS Total Return Portfolio                       SAST
                                                MANAGED BY WM ADVISORS, INC.
                                                   - Asset Allocation Portfolio                        AST
                                              BONDS:
                                                MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                   - High-Yield Bond Portfolio                        SAST
                                                MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
                                                   - Corporate Bond Portfolio                         SAST
                                                MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
                                                   - Global Bond Portfolio                            SAST
                                                MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                                   - Worldwide High Income Portfolio                  SAST
                                                MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                   - Government & Quality Bond Portfolio               AST
                                              CASH:
                                                MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                   - Cash Management Portfolio                        SAST
                                              * Federated American Leaders Portfolio is an equity fund
                                              seeking growth of capital and income.


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

 ------------------------------------------------------------------
 ------------------------------------------------------------------
                         TABLE OF CONTENTS
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 GLOSSARY....................................................     2
 HIGHLIGHTS..................................................     3
 FEE TABLES..................................................     4
       Owner Transaction Expenses............................     4
       Contract Maintenance Fee..............................     4
       Separate Account Annual Expenses......................     4
       Portfolio Expenses....................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................     5
 THE FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY...............     6
 PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY......     6
       Allocation of Purchase Payment........................     6
       Accumulation Units....................................     7
       Free Look.............................................     7
       Exchange Offers.......................................     7
 INVESTMENT OPTIONS..........................................     7
       Variable Portfolios...................................     7
           Anchor Series Trust...............................     7
           SunAmerica Series Trust...........................     7
       Fixed Account Options.................................     8
       Transfers During the Accumulation Phase...............     8
       Dollar Cost Averaging.................................     9
       Asset Allocation Rebalancing..........................    10
       Voting Rights.........................................    10
       Substitution..........................................    10
 WITHDRAWAL..................................................    10
       Scheduled Withdrawal Program..........................    11
       Minimum Contract Value................................    11
 DEATH BENEFIT...............................................    11
 EXPENSES....................................................    11
       Annual Separate Account Expenses......................    12
       Investment Charges....................................    12
       Transfer Fee..........................................    12
       Income Taxes..........................................    12
       Reduction or Elimination of Charges and Expenses, and
       Additional Amounts Credited...........................    12
 INCOME OPTIONS..............................................    12
       Annuity Date..........................................    12
       Income Options........................................    12
       Fixed or Variable Income Payments.....................    13
       Income Payments.......................................    13
       Transfers During the Income Phase.....................    13
       Deferment of Payments.................................    13
 TAXES.......................................................    14
       Annuity Contracts in General..........................    14
       Tax Treatment of Distributions -
           Non-Qualified Contracts...........................    14
       Tax Treatment of Distributions -
           Qualified Contracts...............................    14
       Minimum Distributions.................................    15
       Tax Treatment of Death Benefits.......................    15
       Contracts Owned by a Trust or Corporation.............    15
       Gifts, Pledges and/or Assignments of a Contract.......    16
       Diversification and Investor Control..................    16
 PERFORMANCE.................................................    16
 OTHER INFORMATION...........................................    16
       First SunAmerica Life Insurance Company...............    16
       The Separate Account..................................    16
       The General Account...................................    17
       Distribution of the Contract..........................    17
       Administration........................................    17
       Legal Proceedings.....................................    17
       Ownership.............................................    17
       Additional Information................................    17
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....    18
 APPENDIX A -- CONDENSED FINANCIAL INFORMATION...............   A-1
 ------------------------------------------------------------------
 ------------------------------------------------------------------
                              GLOSSARY
 ------------------------------------------------------------------
 ------------------------------------------------------------------
 We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.
 ACCUMULATION PHASE - The period during which you invest money in your contract.
 ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation
 Phase.
 ANNUITANT(S) - The person(s) on whose life (lives) we base income payments.
 ANNUITY DATE - The date on which income payments are to begin, as selected by you.
 ANNUITY UNITS - A measurement we use to calculate the amount of income payments you receive from the variable portion of your contract during the Income Phase.
 BENEFICIARY - The person designated to receive any benefits under the contract if you or the Annuitant dies.
 COMPANY - First SunAmerica Life Insurance Company ("First
 SunAmerica"), we, us, our, the insurer which issues this contract.
 Only "First SunAmerica" is a capitalized term in this prospectus.
 INCOME PHASE - The period during which we make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your 90th birthday.
 NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not purchased under any pension plan, specially sponsored program or individual retirement account ("IRA").
 OWNER - You, the person who has title to the contract.
 PURCHASE PAYMENT - The money you give us to buy the contract.
 QUALIFIED (CONTRACT) - A contract purchased with pretax dollars.
 These contracts are generally purchased under a pension plan, specially sponsored program or IRA.
 TRUSTS - Refers to the Anchor Series Trust and the SunAmerica
 Series Trust collectively.
 VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio has its own investment objective and is invested in the underlying investments of the
 Anchor Series Trust or the SunAmerica Series Trust. The underlying investment portfolios are referred to as "Underlying Funds."

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


   FIRST SUNAMERICA LIFE INSURANCE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY
PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES, AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE
  FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE
       PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.


The First SunAmerica Advisor Variable Annuity is a contract between you and First SunAmerica Life Insurance Company ("First SunAmerica"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There is a minimum Purchase Payment amount required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.


FREE LOOK: You may decide to cancel your contract by returning it to us within 10 days after receiving it (or whatever period is required by law). You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY in the prospectus.


EXPENSES: There are fees and charges associated with the contract. We deduct separate account expenses, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. Please see the FEE TABLE, PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY and EXPENSES in the prospectus.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.


INQUIRIES: If you have questions about your contract, call your financial representative or contact us at First SunAmerica Life Insurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 996-9786.


  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS, OR SURRENDER THE CONTRACT.


OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGES...........................  None
TRANSFER FEE.................................  None

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES.

CONTRACT MAINTENANCE FEE
    None

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
                                                            -----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.52%
                                                            =====


THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


                               PORTFOLIO EXPENSES


           TOTAL ANNUAL TRUST OPERATING EXPENSES              MINIMUM   MAXIMUM
           -------------------------------------              -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
service (12b-1) fees, if applicable)........................   0.54%     1.66%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include separate account annual expenses, and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(ASSUMING SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH MAXIMUM TOTAL EXPENSES OF 1.66%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $321     $980     $1,664     $3,485
-------------------------------------
-------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $321     $980     $1,664     $3,485
-------------------------------------
-------------------------------------



(3) If you do not surrender your contract:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $321     $980     $1,664     $3,485
-------------------------------------
-------------------------------------


MINIMUM EXPENSE EXAMPLES

(ASSUMING SEPARATE ACCOUNT ANNUAL EXPENSE OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH MINIMUM TOTAL EXPENSES OF 0.54%)


(1) If you surrender your contract at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $209     $646     $1,108     $2,390
-------------------------------------
-------------------------------------



(2) If you annuitize your contract at the end of the applicable time period:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $209     $646     $1,108     $2,390
-------------------------------------
-------------------------------------



(3) If you do not surrender your contract:



1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $209     $646     $1,108     $2,390
-------------------------------------
-------------------------------------


EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the separate account (contract level) as well as total annual trust operating expenses. Additional information on the portfolio company fees can be found in the accompanying Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume separate account expenses as indicated and that no transfer fees were imposed.

3. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            THE HISTORICAL ACCUMULATION UNIT VALUES ARE CONTAINED IN
                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION.

----------------------------------------------------------------
----------------------------------------------------------------
                          THE FIRST SUNAMERICA ADVISOR
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: You do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.


This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period in which you invest in the contract. The Income Phase begins when you request that we start making income payments to you out of the money accumulated in your contract.


The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The contract may also offer fixed account options. Fixed account options earn interest at a rate set and guaranteed by First SunAmerica Life Insurance Company.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

First SunAmerica Life Insurance Company issues the First SunAmerica Advisor Variable Annuity. When you purchase First SunAmerica Advisor Variable Annuity, a contract exists between you and First SunAmerica. The Company is a stock life insurance company organized under the laws of the state of New York. Its principal place of business is 733 Third Avenue, New York, New York 10017. The Company conducts life insurance and annuity business in the state of New York. First SunAmerica is an indirect, wholly owned subsidiary of American International Group ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
             PURCHASING A FIRST SUNAMERICA ADVISOR VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------


A Purchase Payment is the money you give us to buy a contract.



The minimum Purchase Payment is $10,000. Subsequent Purchase Payments are not permitted. However, we will accept direct transfers or rollovers received at our Annuity Service Center by the 90th day following contract issue, if your intention to transfer such funds was indicated on a Transfer Form and submitted with your contract application. We reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $500,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company and AIG SunAmerica Life Assurance Company, an affiliate of the Company, to the same owner to exceed these limits may also be subject to Company pre-approval. We reserve the right to change the amount at which pre-approval is required, at any time.



In addition, we may not issue a contract to anyone over age 85. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made.



Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.



We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefit.



You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.


ALLOCATION OF PURCHASE PAYMENT

We invest your Purchase Payment in the fixed and variable investment options according to your instructions. SEE INVESTMENT OPTIONS BELOW.


In order to issue your contract, we must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at our Annuity Service Center. We allocate your Purchase Payment within two days of receiving it. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days we will send your money back to you, or; ask your permission to keep your money until we get the information necessary to issue the contract.


ACCUMULATION UNITS


When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before 1 p.m. Pacific Time, or on the next business day's unit value if we receive your money after 1 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.


We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.52 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK


You may cancel your contract within ten days after receiving it. We call this a "free look". To cancel, you must mail the contract along with your Free Look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299. If you cancel your contract during the free look period, generally, we return your Purchase Payment or the value of your contract, whichever is larger. The amount returned to you may be more or less than the money you initially invested.


Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, we reserve the right to put your money in the Cash Management Portfolio during the free look period.


EXCHANGE OFFERS


From time to time, we may offer to allow you to exchange an older variable annuity issued by First SunAmerica or one of its affiliates, for a newer product with more current features and benefits, also issued by First SunAmerica or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the Anchor Series Trust and the SunAmerica Series Trust (the "Trusts"). Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by First SunAmerica, and other affiliated/unaffiliated insurance companies. Neither First SunAmerica nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. Each Trust's adviser monitors its Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below.


     ANCHOR SERIES TRUST -- CLASS I


Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust Portfolios. Anchor Series Trust (AST) contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.


     SUNAMERICA SERIES TRUST -- CLASS I


Various subadvisers provide investment advice for the SunAmerica Series Trust Portfolios. SunAmerica Series Trust (SAST) contains Variable Portfolios in addition to those listed below which are not available for investment under this contract.

STOCKS:

 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - Aggressive Growth Portfolio                                         SAST
      - Blue Chip Growth Portfolio                                          SAST
      - Growth Opportunities Portfolio                                      SAST
 MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
      - Alliance Growth Portfolio                                           SAST
      - Global Equities Portfolio                                           SAST
      - Growth-Income Portfolio                                             SAST

 MANAGED BY DAVIS ADVISORS
      - Davis Venture Value Portfolio                                       SAST

 MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY


      - Federated American Leaders Portfolio*                               SAST

 MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT
      - Goldman Sachs Research Portfolio                                    SAST
 MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Massachusetts Investors Trust Portfolio SAST
      - MFS Mid Cap Growth Portfolio                                        SAST
 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, L.L.C.
      - Emerging Markets Portfolio                                          SAST
      - International Growth & Income Portfolio                             SAST
      - Putnam Growth: Voyager Portfolio                                    SAST

MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT

      - International Diversified Equities Portfolio                        SAST
      - Technology Portfolio                                                SAST
 MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Capital Appreciation Portfolio                                       AST
      - Growth Portfolio                                                     AST

BALANCED:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - SunAmerica Balanced Portfolio                                       SAST
 MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
      - MFS Total Return Portfolio                                          SAST
 MANAGED BY WM ADVISORS, INC.

      - Asset Allocation Portfolio                                           AST


BONDS:
 MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
      - High-Yield Bond Portfolio                                           SAST

 MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY

      - Corporate Bond Portfolio                                            SAST
MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
      - Global Bond Portfolio                                               SAST

MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT

      - Worldwide High Income Portfolio                                     SAST
 MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
      - Government & Quality Bond Portfolio                                  AST

CASH:

MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC.
      - Cash Management Portfolio                                           SAST


* Federated American Leaders Portfolio is an equity fund seeking growth of capital and income.


YOU SHOULD READ THE PROSPECTUSES FOR THE ACCOMPANYING TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTION


Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in our sole discretion and we reserve the right to change the FAGPs that we make available at any time, unless state law requires us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.


There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.


When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact us within 30 days after the end of the current interest guarantee period and instruct us as to where you would like the money invested. We do not contact you. If we do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.



If available, you may systematically transfer interest in available FAGPs into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.



All FAGPs may not be available in all states. At any time that we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs.



TRANSFERS DURING THE ACCUMULATION PHASE



During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.



This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.



In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:



- the number of transfers made in a defined period;



- the dollar amount of the transfer;



- the total assets of the Variable Portfolio involved in the transfer;



- the investment objectives of the particular Variable Portfolios involved in your transfers; and/or



- whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.



Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We do not limit the number of transfers you can make without incurring a fee. We reserve the right to impose a fee after a specified number of transfers in the future. If we do impose such a limit you may be charged $25 for each transfer in excess of that limit. We will provide notice of any limitation.



All transfer requests in excess of 5 transfers within a rolling six-month look-back period must be submitted by United States Postal Service first-class mail ("U.S. Mail") for twelve months from the date of your 5th transfer request. For example, if you made a transfer on February 15, 2004 and within the previous six months (from August 15, 2003 forward) you made 5 transfers including the February 15th transfer, then all transfers made for twelve months after February 15, 2004 must be submitted by U.S. Mail (from February 16, 2004 through February 15, 2005). Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.



We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.



For information regarding transfers during the Income Phase, SEE INCOME OPTIONS BELOW.



We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.


DOLLAR COST AVERAGING


The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. There is no fee to participate in this program. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or available fixed account option (source account) to any other Variable Portfolios (target accounts). Transfers may be monthly or quarterly. You may change the frequency at any time by notifying us in writing. The minimum transfer amount under the DCA program is $100, regardless of the source account. You may terminate your DCA program at any time. The fixed Account options are not available as target accounts for the DCA program.



The DCA program is designed to lessen the impact of market fluctuations on your investment. However, we cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

-------------------------------------------
                ACCUMULATION      UNITS
   QUARTER          UNIT        PURCHASED
-------------------------------------------
      1            $ 7.50          100
      2            $ 5.00          150
      3            $10.00           75
      4            $ 7.50          100
      5            $ 5.00          150
      6            $ 7.50          100
-------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING


Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Automatic Asset Rebalancing program addresses this situation. At your election, we periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. There is no fee to participate in this program.


At your request, rebalancing occurs on a quarterly, semiannual or annual basis.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

     EXAMPLE:


     Assume that you want your Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, we would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.


VOTING RIGHTS


First SunAmerica is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to the instructions we receive. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.


SUBSTITUTION

If the Variable Portfolios become unavailable for investment, we may be required to substitute shares of another Variable Portfolio. When necessary, we will seek prior approval of the SEC and give you notice before substituting shares.

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                                   WITHDRAWAL
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You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.


Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100 after the withdrawal. You must send a written withdrawal request. Unless you provide us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and/or the fixed account option in which your contract is invested. In the event that a pro rata partial withdrawal would cause the value of any Variable Portfolio or fixed account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.


Under certain Qualified plans, access to the money in your contract may be restricted. Taxes are due upon making withdrawal and those made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.


SCHEDULED WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the scheduled withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $250. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program.


The program is not available to everyone. Please check with our Annuity Service Center, which can provide the necessary enrollment forms.


WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THIS PROGRAM AT ANY TIME.

MINIMUM CONTRACT VALUE


We may terminate your contract if your contract value is less than $500 as a result of withdrawals. We will provide you with sixty days written notice. At the end of the notice period, we will distribute the contract's remaining value to you.


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                                  DEATH BENEFIT
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If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You select your beneficiaries. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.


The term "Net Purchase Payment" is used in explaining the death benefit. We define Net Purchase Payment as your Purchase Payment less an adjustment for each withdrawal.

To calculate the adjustment amount for a withdrawal, you first determine the percentage by which the contract value is reduced by the withdrawal, on the date of the withdrawal. This percentage is calculated by dividing the amount of each withdrawal (including fees and charges applicable to the withdrawal) by the contract value immediately before taking that withdrawal. The percentage amount is then multiplied by the amount of Net Purchase Payments immediately before the withdrawal to get the adjustment amount. This amount is subtracted from the Net Purchase Payment amount immediately before the withdrawal.

If you have not taken any withdrawals from your contract, Net Purchase Payment equals the Purchase Payment into your contract.

The death benefit is the greater of:


     1. the contract value at the time we receive satisfactory proof of death;
        or


     2. Net Purchase Payment; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary.


If you are age 90 or older at the time of death, the death benefit will be equal to the contract value at the time we receive satisfactory proof of death.


We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.


We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:


     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or


     4. any other proof satisfactory to us.


The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an income option. If the Beneficiary elects an income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.


If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract at the then current value. If the Beneficiary/spouse continues the contract, we do not pay a death benefit to him or her at the time of the original owner's death.

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                                    EXPENSES
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There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. The investment charges under your contract may increase or decrease.

ANNUAL SEPARATE ACCOUNT EXPENSES

The Company deducts annual separate account expenses charge in the amount of 1.52% annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.


If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The Separate Account Annual Expenses are expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.


  OTHER REVENUE

We may receive compensation of up to 0.25% from the investment advisers of certain underlying investments of the Trusts or their affiliate for services related to the availability of those underlying investments. Such compensation will be consistent with the services rendered or the costs savings resulting from the arrangement.

INVESTMENT CHARGES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. The FEE TABLES ABOVE illustrate these charges and expenses. For more detailed information on these investment charges, refer to the accompanying prospectuses for the Trusts.

TRANSFER FEE


You are allowed to make transfers between investment options without charge. However, we reserve the right to limit the number of transfers each year. SEE FEE TABLE ABOVE.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED


Sometimes sales of the contracts to groups of similarly situated individuals may lower our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, we may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria we evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that administrative and/or sales expenses may be reduced.


First SunAmerica may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers, its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

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                                 INCOME OPTIONS
----------------------------------------------------------------
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ANNUITY DATE


During the Income Phase, we use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as discussed under Option 5 below, after your income payments begin, you cannot otherwise access your money through a withdrawal or surrender.


Income payments must begin on or before your 90th birthday. If you do not choose an Annuity Date, your income payments will automatically begin on this date.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS


Currently, this Contract offers five standard income options. Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, we pay according to Option 3.



We base our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant.


     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY


This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.


     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all of the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed payments being made) may redeem the contract value after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account the Mortality and Expense Risk Charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. If at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable. If your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable. If income payments are fixed, First SunAmerica guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS


We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, we may decrease the frequency of payments.


If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin, and your gender, and;

     - the contract value in the Variable Portfolios on the Annuity Date, and;

     - the 3.5% assumed investment rate used in the annuity table for the contract, and;

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

Transfers are allowed during the Income Phase among the Variable Portfolios only.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO "ACCESS TO YOUR MONEY" FOR A DISCUSSION OF WHEN PAYMENTS FROM A VALUABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES

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----------------------------------------------------------------


NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.



ANNUITY CONTRACTS IN GENERAL



The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.



If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.



If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.



TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS



If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.



TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)



Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.



The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.



Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.



MINIMUM DISTRIBUTIONS



Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.



You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.



Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.



You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.



The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.



TAX TREATMENT OF DEATH BENEFITS



Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.



Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.



If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.



CONTRACTS OWNED BY A TRUST OR CORPORATION



A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.



GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT



If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.



The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.



DIVERSIFICATION AND INVESTOR CONTROL



The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.



The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.



These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.


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                                   PERFORMANCE

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----------------------------------------------------------------


We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios may advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.



When we advertise performance for periods prior to the date the contracts were first issued, we derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the subaccount was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.


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                                OTHER INFORMATION

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FIRST SUNAMERICA LIFE INSURANCE COMPANY



First SunAmerica is a stock life insurance company originally organized under the laws of the state of New York on December 5, 1978.



First SunAmerica and its affiliates, SunAmerica Life Insurance Company, AIG SunAmerica Life Assurance Company, AIG SunAmerica Asset Management, and the AIG Advisors Group, Inc. comprising six wholly-owned broker-dealers and two investment advisors, specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds, broker-dealer services and trust administration services.



THE SEPARATE ACCOUNT



First SunAmerica established a separate account, FS Variable Separate Account ("Separate Account"), under New York law on September 9, 1994. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



First SunAmerica owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by First SunAmerica. Income gains and losses

(realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of First SunAmerica. Assets in the Separate Account are not guaranteed by First SunAmerica.

THE GENERAL ACCOUNT

Money allocated to the fixed account option goes into First SunAmerica's general account. The general account consists of all of First SunAmerica's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any First SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

DISTRIBUTION OF THE CONTRACT

Registered representatives of broker-dealers sell the contract. We pay commissions to these representatives for the sale of the contracts. We do not expect the total commissions to exceed 7% of your Purchase Payment. We may also pay an annual trail commission of up to 1.50%, payable quarterly starting as early as the second contract year. We do not deduct commissions from your Purchase Payments. We may also pay a bonus to representatives for contracts which stay active for a particular period of time, in addition to standard commissions. We do not deduct commissions paid to registered representatives directly from your Purchase Payment. No underwriting fees are paid in connection with the distribution of the contract.


From time to time, we may pay or allow additional promotional incentives in the form of cash or other compensation. We reserve the right to offer these additional incentives only to certain broker-dealers which may not be affiliated broker-dealers and/or certain registered representatives that sell or are expected to sell, certain minimum amounts of the contract, or other contracts offered by us. Promotional incentives may change at any time.


AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992 distributes the contracts. AIG SunAmerica Capital Services, an affiliate of First SunAmerica, is registered as a broker-dealer under the Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc.

ADMINISTRATION


We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at 1-800-99-NYSUN, if you have any comment, question or service request.



We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. First Sunamerica engages in various kinds of routine litigation. In management's opinion, these matters are not of material importance to their respective total assets nor are they material with respect to the Separate Account.

OWNERSHIP

The First SunAmerica Advisor Variable Annuity is a Single Premium Individual Deferred Annuity contract. As used in this prospectus, the term contract refers to your certificate.

ADDITIONAL INFORMATION

First SunAmerica is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10048

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registrations statement and its exhibits. For further information regarding the Separate Account, First SunAmerica and its general account, the Variable Portfolios and the contract, please refer to the registration statement and its exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by First SunAmerica.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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
Separate Account..............................      3
General Account...............................      3
Performance Data..............................      4
Income Payments...............................      6
Annuity Unit Values...........................      7
Taxes.........................................      9
Distribution of Contracts.....................     13
Financial Statements..........................     14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                ENDING        ENDING        ENDING
                         PORTFOLIOS                            12/31/01      12/31/02      12/31/03
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
 Aggressive Growth (Inception Date - 4/18/01)
       Beginning AUV........................................  $16.826       $13.648       $10.123
       Ending AUV...........................................  $13.648       $10.123       $12.807
       Ending Number of AUs.................................  3,958         6,085         16,253
-----------------------------------------------------------------------------------------------------
 Alliance Growth (Inception Date - 2/22/01)
       Beginning AUV........................................  $35.358       $32.621       $22.076
       Ending AUV...........................................  $32.621       $22.076       $27.355
       Ending Number of AUs.................................  4,300         20,507        31,411
-----------------------------------------------------------------------------------------------------
 Asset Allocation (Inception Date - 3/15/01)
       Beginning AUV........................................  $18.260       $18.614       $16.951
       Ending AUV...........................................  $18.614       $16.951       $20.546
       Ending Number of AUs.................................  4,168         7,650         11,443
-----------------------------------------------------------------------------------------------------
 Blue Chip Growth (Inception Date - 6/22/01)
       Beginning AUV........................................  $7.420        $6.692        $4.661
       Ending AUV...........................................  $6.692        $4.661        $5.785
       Ending Number of AUs.................................  7             34,555        37,206
-----------------------------------------------------------------------------------------------------
 Capital Appreciation (Inception Date - 7/2/01)
       Beginning AUV........................................  $37.030       $33.864       $25.794
       Ending AUV...........................................  $33.864       $25.794       $33.598
       Ending Number of AUs.................................  4,093         7,292         12,131
-----------------------------------------------------------------------------------------------------
 Cash Management (Inception Date - 2/22/01)
       Beginning AUV........................................  $12.850       $13.062       $13.040
       Ending AUV...........................................  $13.062       $13.040       $12.929
       Ending Number of AUs.................................  553,627       770,129       24,944
-----------------------------------------------------------------------------------------------------
 Corporate Bond (Inception Date - 4/27/01)
       Beginning AUV........................................  $13.544       $13.972       $14.788
       Ending AUV...........................................  $13.972       $14.788       $16.304
       Ending Number of AUs.................................  5,037         40,826        69,719
-----------------------------------------------------------------------------------------------------
 Davis Venture Value (Inception Date - 3/26/01)
       Beginning AUV........................................  $26.612       $26.245       $21.522
       Ending AUV...........................................  $26.245       $21.522       $28.218
       Ending Number of AUs.................................  12,075        25,041        38,264
-----------------------------------------------------------------------------------------------------
 Emerging Markets (Inception Date - 8/6/01)
       Beginning AUV........................................  $6.339        $6.539        $5.980
       Ending AUV...........................................  $6.539        $5.980        $8.988
       Ending Number of AUs.................................  198,861       4,585         15,824
-----------------------------------------------------------------------------------------------------
 Federated American Leaders (Inception Date - 2/22/01)
       Beginning AUV........................................  $17.000       $16.381       $12.944
       Ending AUV...........................................  $16.381       $12.944       $16.264
       Ending Number of AUs.................................  5,880         25,996        45,462
-----------------------------------------------------------------------------------------------------
 Global Bond (Inception Date - 4/27/01)
       Beginning AUV........................................  $15.378       $15.678       $16.361
       Ending AUV...........................................  $15.678       $16.361       $16.687
       Ending Number of AUs.................................  1,416         2,307         5,589
-----------------------------------------------------------------------------------------------------
 Global Equities (Inception Date - 2/22/01)
        Beginning AUV.......................................  $20.051       $17.472       $12.588
        Ending AUV..........................................  $17.472       $12.588       $15.688
        Ending Number of AUs................................  862           1,436         1,364
-----------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 4/27/01)
        Beginning AUV.......................................  $8.873        $7.173        $5.080
        Ending AUV..........................................  $7.173        $5.080        $6.266
        Ending Number of AUs................................  3,512         3,731         16,921
-----------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 3/26/01)
        Beginning AUV.......................................  $14.921       $15.330       $16.504
        Ending AUV..........................................  $15.330       $16.504       $16.664
        Ending Number of AUs................................  19,988        271,867       253,428
-----------------------------------------------------------------------------------------------------
  Growth (Inception Date - 7/10/01)
        Beginning AUV.......................................  $27.602       $27.208       $20.859
        Ending AUV..........................................  $27.208       $20.859       $26.692
        Ending Number of AUs................................  495           2,421         9,149
-----------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 6/22/01)
        Beginning AUV.......................................  $29.827       $26.847       $20.850
        Ending AUV..........................................  $26.847       $20.850       $25.801
        Ending Number of AUs................................  4,585         6,753         5,826
-----------------------------------------------------------------------------------------------------




AUV - Accumulation Unit Value
AU - Accumulation Units

                                                              FISCAL YEAR   FISCAL YEAR   FISCAL YEAR
                                                                ENDING        ENDING        ENDING
                         PORTFOLIOS                            12/31/01      12/31/02      12/31/03
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date -   /  /  )
        Beginning AUV.......................................  --            --            --
        Ending AUV..........................................  --            --            --
        Ending Number of AUs................................  --            --            --
-----------------------------------------------------------------------------------------------------
  High Yield Bond (Inception Date - 3/26/01)
        Beginning AUV.......................................  $13.813       $12.511       $11.607
        Ending AUV..........................................  $12.511       $11.607       $15.041
        Ending Number of AUs................................  3,456         5,316         59,149
-----------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception
    Date - 4/27/01)
        Beginning AUV.......................................  $12.245       $10.196       $7.175
        Ending AUV..........................................  $10.196       $7.175        $9.314
        Ending Number of AUs................................  257,170       15,991        16,851
-----------------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 2/22/01)
        Beginning AUV.......................................  $12.912       $10.743       $8.367
        Ending AUV..........................................  $10.743       $8.367        $11.283
        Ending Number of AUs................................  122,060       3,196         5,719
-----------------------------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception
    Date - 8/6/01)
        Beginning AUV.......................................  $20.088       $19.203       $14.944
        Ending AUV..........................................  $19.203       $14.944       $18.028
        Ending Number of AUs................................  748           950           4,429
-----------------------------------------------------------------------------------------------------
  MFS Mid-Cap (Inception Date - 2/22/01)
        Beginning AUV.......................................  $16.501       $13.420       $6.982
        Ending AUV..........................................  $13.420       $6.982        $9.438
        Ending Number of AUs................................  10,072        13,461        25,789
-----------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 2/22/01)
        Beginning AUV.......................................  $21.144       $21.225       $19.891
        Ending AUV..........................................  $21.225       $19.891       $22.895
        Ending Number of AUs................................  13,758        16,348        23,157
-----------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date - 3/28/01)
        Beginning AUV.......................................  $20.386       $19.097       $13.832
        Ending AUV..........................................  $19.097       $13.832       $16.896
        Ending Number of AUs................................  4,413         2,951         4,114
-----------------------------------------------------------------------------------------------------
  SunAmerica Balanced (Inception Date - 2/22/01)
        Beginning AUV.......................................  $16.423       $15.021       $12.550
        Ending AUV..........................................  $15.021       $12.550       $14.229
        Ending Number of AUs................................  10,974        10,944        20,413
-----------------------------------------------------------------------------------------------------
  Technology (Inception Date - 4/27/01)
        Beginning AUV.......................................  $4.454        $3.452        $1.722
        Ending AUV..........................................  $3.452        $1.722        $2.557
        Ending Number of AUs................................  4,384         1,658         8,656
-----------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 5/17/01)
        Beginning AUV.......................................  $14.783       $14.299       $14.029
        Ending AUV..........................................  $14.299       $14.029       $17.402
        Ending Number of AUs................................  1,947         2,179         4,590
-----------------------------------------------------------------------------------------------------




AUV - Accumulation Unit Value
AU - Accumulation Units

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the First SunAmerica Advisor Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip


Date:  ------------------------------------   Signed:  ---------------------------------------

   Return to: First SunAmerica Life Insurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

                  FIXED AND VARIABLE DEFERRED ANNUITY CONTRACTS
                                    ISSUED BY

                          FS VARIABLE SEPARATE ACCOUNT

                         (fsa ADVISOR VARIABLE ANNUITY)

               DEPOSITOR: FIRST SUNAMERICA LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 3, 2004, relating to the annuity contracts described above, a copy of which may be obtained without charge by written request addressed to:




                     First SunAmerica Life Insurance Company
                             Annuity Service Center

                                 P.O. Box 54299
                       Los Angeles, California 90054-0299




             THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS
                                   May 3, 2004

                                TABLE OF CONTENTS

                                                                                                        PAGE
                                                                                                        ----
Separate Account.................................................................................        3

General Account..................................................................................        3

Performance Data.................................................................................        4

Income Payments..................................................................................        6

Annuity Unit Values..............................................................................        7

Taxes............................................................................................        9

Distribution of Contracts........................................................................       13

Financial Statements.............................................................................       14

                                SEPARATE ACCOUNT

         FS Variable Separate Account (the "separate account") was originally established by the First SunAmerica Life Insurance Company (the "Company") on September 9, 1994, pursuant to the provisions of New York law, as a segregated asset account of the Company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

         The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

         The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable income payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

         The basic objective of a variable annuity contract is to provide variable income payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable income payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their Variable Portfolios to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable income payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

         Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable income payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable income payments).

                                 GENERAL ACCOUNT

         The General Account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. Assets supporting amounts allocated to fixed account option become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

         The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.

                                PERFORMANCE DATA

         From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Variable Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of any withdrawal charges. The impact of other recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

         In addition, the separate account may advertise "total return" data for its other Variable Portfolios. A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio. The effect of applicable withdrawal charges due to the assumed redemption will be reflected in the return figures, but may be omitted in additional return figures given for comparison.

         For periods starting prior to the date the subaccounts first became available through the separate account, the total return data for the Variable Portfolios of the separate account will be derived from the performance of the corresponding underlying funds of Anchor Series Trust and SunAmerica Series Trust, modified to reflect the charges and expenses as if the separate account Variable Portfolio had been in existence since the inception date of each respective Anchor Series Trust and SunAmerica Series Trust underlying fund. Thus, such performance figures should not be construed to be actual historic performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding Variable Portfolios of Anchor Series Trust and SunAmerica Series Trust, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the Variable Portfolios became available with the separate account (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. Anchor Series Trust and SunAmerica Series Trust have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

         Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO




         Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

                  Base Period Return = (EV-SV)/(SV)

         where:

                  SV = value of one Accumulation Unit at the start of a 7 day period

                  EV = value of one Accumulation Unit at the end of the 7 day period

         The value of an Accumulation Unit at the end of the period (EV) is determined by (1) adding to the value of the Accumulation Unit at the beginning of the period (SV), the investment income from the underlying fund attributed to Accumulation Unit over the period, and (2) subtracting from the result charges allocable to the 7 day period (obtaining by multiplying the annually-based charges by the fraction 365/7.)

         The current yield is then obtained by annualizing the Base Period
Return:

         Current Yield = (Base Period Return) x (365/7)

         The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

         Effective Yield = [(Base Period Return + 1) 365/7 - 1].

         Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of transfer fees or withdrawal charges.

         The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments, but also on factors such as an owner's account size (since the impact of fixed dollar charges will be greater for small accounts than for larger accounts).

         Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.


OTHER VARIABLE PORTFOLIOS



         The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return".









         Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over the time period shown and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                 P(1+T)(n) = ERV

         where:   P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years

                  ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year period as of the end of the period (or fractional portion thereof).

         The total return figures reflect the effect of both nonrecurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. The applicable withdrawal charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. Because the impact of Contract Maintenance Fees on a particular account will generally differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, the total return experienced by an actual Variable Portfolio over the same time periods would generally have been different from those produced by the computation. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

         FS Variable Separate Account also funds other contracts called Polaris Variable Annuity, Polaris II Variable Annuity and WM Diversified Strategies III Variable Annuity. Polaris Variable Annuity has been in existence longer than the First SunAmerica Advisor Variable Annuity. The performance figures are based on historical data of the separate account and the Trusts, adjusted for the fees and charges applicable to the First SunAmerica Variable Annuity.

                                 INCOME PAYMENTS

INITIAL MONTHLY INCOME PAYMENTS

         The initial income payment is determined by applying separately that portion of the contract value allocated to the fixed account option and the Variable Portfolio(s) and then applying it to the annuity table specified in the contract for fixed and variable income payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any.

         The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly income payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable income payment. The number of Annuity Units determined for the first variable income payment remains constant for the second and subsequent monthly variable income payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY INCOME PAYMENTS

         For fixed income payments, the amount of the second and each subsequent monthly income payment is the same as that determined above for the first monthly payment.

         For variable income payments, the amount of the second and each subsequent monthly income payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each income payment is due.

                               ANNUITY UNIT VALUES

         The value of an Annuity Unit is determined independently for each Variable Portfolio.

         The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable income payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable income payments will decrease over time. If the net investment rate equals 3.5%, the variable income payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for income payments to increase (or not to decrease).

         The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each annuity payment will vary accordingly.

         For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

         The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

         The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

         (a) is the Accumulation Unit value of the Portfolio determined as of the end of that month, and

         (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

         The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

         Illustrative Example

         Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                  NIF = ($11.46/$11.44)

                   = 1.00174825

         Illustrative Example

         The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the income payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable income payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                  1/[(1.035)(1/12) ] = 0.99713732

         In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                  $10.103523 x 1.00174825 x 0.99713732 = $10.092213

         To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

         The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

         Illustrative Example

         Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second income annuity payment date is $13.327695.

         P's first variable income payment is determined from the annuity rate tables in P's contract, using the information assumed above. From the tables, which supply monthly income payments for each $1,000 of applied contract value, P's first variable income payment is determined by multiplying the monthly installment of $5.42 (Option 4 tables, male Annuitant age 60 at the Annuity
Date) by the result of dividing P's account value by $1,000:

          First Payment = $5.42 x ($116,412.31/$1,000) = $630.95

         The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable income payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

          Annuity Units = $630.95/$13.256932 = 47.593968

         P's second variable income payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

          Second Payment = 47.593968 x $13.327695 = $634.32

         The third and subsequent variable income payments are computed in a manner similar to the second variable income payment.

         Note that the amount of the first variable income payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Income Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Income Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable income payments.


                                      TAXES



General



Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.



Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.



For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.



The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.



Withholding Tax on Distributions



The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.



An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.



Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.



Diversification -- Separate Account Investments



Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.



The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."



Non-Natural Owners



Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.



Multiple Contracts



The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.



Tax Treatment of Assignments of Qualified Contracts



Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)



Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract



If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.



Trustee to Trustee Transfers of Qualified Contracts



The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.



Partial 1035 Exchanges



Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.



Qualified Plans



The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.



Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.



Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.



(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"



Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(b) Tax-Sheltered Annuities



Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.



One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.



(c) Individual Retirement Annuities



Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(d) Roth IRAs



Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.



(e) Pension and Profit-Sharing Plans



Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.



(f) Deferred Compensation Plans - Section 457(b)



Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.



Economic Growth and Tax Relief Reconciliation Act of 2001



For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.






                            DISTRIBUTION OF CONTRACTS

         The contracts are offered on a continuous basis through the distributor for the separate account, AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS


         The audited financial statements for First SunAmerica Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003, and the audited financial statements of FS Variable Separate Account at December 31, 2003, and for each of the two years in the period ended December 31, 2003 are presented in this Statement of Additional Information. The audited financial statements of the Company should be considered only as bearing on the ability of the Company to meet its obligation under the contracts.



         PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                         Report of Independent Auditors

To the Board of Directors and Shareholder of First SunAmerica Life Insurance Company:

In our opinion, the accompanying balance sheet and the related statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of First SunAmerica Life Insurance Company, an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the financial statements, the Company changed its method of accounting for interest income and impairment of certain beneficial interests in securitized financial assets in 2001.

PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                                  BALANCE SHEET

                                                               DECEMBER 31,
                                                        ------------------------
                                                           2003          2002
                                                        ----------    ----------
                                                             (IN THOUSANDS)
ASSETS
Investments and cash:
   Cash and short-term investments .................    $  104,011    $   37,955
   Bonds, notes and redeemable preferred
      stocks available for sale, at market
      value (amortized cost: December 31,
      2003, $2,617,647; December 31, 2002,
      $1,375,026)...................................     2,657,812     1,410,053
   Mortgage loans ..................................       215,521       193,035
   Policy loans ....................................        35,251        36,052
   Common stocks available for sale, at market
      value (cost: December 31, 2003, $291;
      December 31, 2002, $1,629) ...................           295         1,140
   Securities lending collateral ...................       154,756        29,569

   Total investments and cash ......................     3,167,646     1,707,804

Variable annuity assets held in separate
   accounts ........................................       438,224       399,017
Accrued investment income ..........................        27,577        15,849
Deferred acquisition costs .........................       177,926       104,459
Income taxes currently receivable from Parent ......         1,360         9,831
Receivable from brokers ............................            --         1,025
Other assets .......................................         1,749         1,401
                                                        ----------    ----------
TOTAL ASSETS .......................................    $3,814,482    $2,239,386
                                                        ==========    ==========

LIABILITIES AND SHAREHOLDER'S EQUITY
Reserves, payables and accrued liabilities:
   Reserves for fixed annuity contracts ............    $2,490,145    $1,290,702
   Reserves for universal life insurance
      contracts ....................................       232,271       237,862
   Securities lending payable ......................       154,756        29,569
   Payable to brokers ..............................        40,852            --
   Other liabilities ...............................        66,814        38,804
                                                        ----------    ----------
   Total reserves, payables and accrued
      liabilities ..................................     2,984,838     1,596,937

Variable annuity liabilities related to
      separate accounts ............................       438,224       399,017

Deferred income taxes ..............................        41,895        30,394
                                                        ----------    ----------
Total liabilities ..................................     3,464,957     2,026,348
                                                        ----------    ----------
Shareholder's equity:
   Common stock ....................................         3,000         3,000
   Additional paid-in capital ......................       259,428       144,428
   Retained earnings ...............................        68,657        51,740
   Accumulated other comprehensive income ..........        18,440        13,870
                                                        ----------    ----------
   Total shareholder's equity ......................       349,525       213,038
                                                        ----------    ----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY .........    $3,814,482    $2,239,386
                                                        ==========    ==========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                  STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                   YEARS ENDED DECEMBER 31,
                                              ----------------------------------
                                                 2003        2002         2001
                                              ---------   ---------    ---------
                                                        (IN THOUSANDS)
REVENUES

   Fee income:
      Variable annuity policy fees ........   $   8,077   $   9,003    $   8,041
      Universal life insurance policy fees,
         net of reinsurance ...............       5,289       6,276        5,815
      Surrender charges ...................       1,744       1,854        2,141
                                              ---------   ---------    ---------

   Total fee income .......................      15,110      17,133       15,997

   Investment income ......................     119,730      97,327      100,952
   Net realized investment gains (losses) .       2,417     (10,025)     (19,266)
                                              ---------   ---------    ---------

Total revenues ............................     137,257     104,435       97,683
                                              ---------   ---------    ---------

BENEFITS AND EXPENSES
Interest expense:
   Fixed annuity contracts ................      65,631      47,186       51,320
   Universal life insurance contracts .....      11,076      11,489       11,815
                                              ---------   ---------    ---------

Total interest expense ....................      76,707      58,675       63,135

General and administrative expenses .......       6,036       8,112        4,341
Amortization of deferred acquisition costs       20,564      16,367       11,629
Annual commissions ........................       1,038         771          724
Claims on universal life contracts,
   net of reinsurance recoveries ..........       3,098       2,985        2,415
Guaranteed minimum death benefits .........         816       1,735          546
                                              ---------   ---------    ---------

Total benefits and expenses ...............     108,259      88,645       82,790
                                              ---------   ---------    ---------

PRETAX INCOME BEFORE CUMULATIVE EFFECT
   OF ACCOUNTING CHANGE ...................      28,998      15,790       14,893

Income tax expense ........................      12,081       9,032        6,180
                                              ---------   ---------    ---------

INCOME BEFORE CUMULATIVE EFFECT
   OF ACCOUNTING CHANGE ...................      16,917       6,758        8,713
                                              ---------   ---------    ---------

Cumulative effect of accounting change,
   net of tax .............................          --          --         (520)
                                              ---------   ---------    ---------

NET INCOME ................................   $  16,917   $   6,758    $   8,193
                                              ---------   ---------    ---------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
            STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                   YEARS ENDED DECEMBER 31,
                                               ---------------------------------
                                                 2003        2002        2001
                                               --------    --------    ---------
                                                        (IN THOUSANDS)

OTHER COMPREHENSIVE INCOME, NET OF TAX

Net unrealized gains on fixed maturity and
   equity securities available for sale
   identified in the current period
   less amortization of deferred
   acquisition costs .......................   $  8,750    $ 16,123    $  7,185

Less reclassification adjustment for net
   realized (gains) losses included in
   net income ..............................     (1,719)      3,417       9,212

Income tax expense .........................     (2,461)     (6,839)     (5,739)
                                               --------    --------    ---------

OTHER COMPREHENSIVE INCOME .................      4,570      12,701      10,658
                                               --------    --------    ---------

COMPREHENSIVE INCOME .......................   $ 21,487    $ 19,459    $ 18,851
                                               ========    ========    ========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                       (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income ...........................................   $    16,917    $     6,758    $     8,193
Adjustments to reconcile net income to net
   cash provided by operating activities:
   Cumulative effect of accounting change,
      net of tax .....................................            --             --            520
   Interest credited to:
      Fixed annuity contracts ........................        65,631         47,186         51,320
      Universal life insurance contracts .............        11,076         11,489         11,815
   Net realized investment (gains) losses ............        (2,417)        10,025         19,266
   Amortization of discount on securities ............        (2,493)        (1,241)        (2,999)
   Amortization of deferred acquisition costs ........        20,564         16,367         11,629
   Acquisition costs deferred ........................       (92,631)       (30,345)        (8,160)
   Provision for deferred income taxes ...............         9,040         25,503            507
   Change in:
      Accrued investment income ......................       (11,728)        (3,537)         2,497
      Income taxes currently (receivable
         from)/payable to Parent .....................         8,471        (13,550)        11,786
      Other liabilities ..............................        17,209         (5,609)       (10,103)
      Other, net .....................................         3,574            510          1,100
                                                         -----------    -----------    -----------

NET CASH PROVIDED BY OPERATING ACTIVITIES ............        43,213         63,556         97,371
                                                         -----------    -----------    -----------

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
   Bonds and notes ...................................    (1,883,889)      (604,280)      (266,757)
   Mortgage loans ....................................       (53,070)       (45,944)       (31,540)
   Common stocks .....................................            --           (845)           (58)
   Other investments, excluding short-term investments          (771)          (417)          (229)
Sales of:
   Bonds and notes ...................................       403,973        219,856        246,769
   Other investments, excluding short-term investments         1,522             49             42
Redemptions and maturities of:
   Bonds and notes ...................................       283,637        121,907        149,150
   Mortgage loans ....................................        30,846         25,833         26,813
   Other investments, excluding short-term investments         1,572          1,709          2,767
                                                         -----------    -----------    -----------

NET CASH (USED IN) PROVIDED BY INVESTING ACTIVITIES ..   $(1,216,180)   $  (282,132)   $   126,957
                                                         -----------    -----------    -----------

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                       STATEMENT OF CASH FLOWS (Continued)

                                                                       YEARS ENDED DECEMBER 31,
                                                              -----------------------------------------
                                                                 2003           2002           2001
                                                              -----------    -----------    -----------
                                                                            (IN THOUSANDS)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deposits received on:
   Fixed annuity contracts ................................   $ 1,280,979    $   390,318    $    66,463
   Universal life insurance contracts .....................         9,436          9,712         10,466
Net exchanges from (to) the fixed accounts of
   variable annuity contracts .............................        (2,712)        23,542        (33,539)
Withdrawal payments on:
   Fixed annuity contracts ................................      (114,000)      (137,007)      (207,166)
   Universal life insurance contracts .....................        (7,522)       (10,740)       (11,565)
Claims and annuity payments on:
   Fixed annuity contracts ................................       (29,888)       (28,271)       (30,242)
   Universal life insurance contracts .....................       (12,270)       (20,005)       (17,567)
Capital contributions received from Parent ................       115,000             --             --
Dividend paid to Parent ...................................            --             --        (12,900)
                                                              -----------    -----------    -----------

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES .......     1,239,023        227,549       (236,050)
                                                              -----------    -----------    -----------

NET INCREASE (DECREASE) IN CASH AND SHORT-TERM INVESTMENTS         66,056          8,973        (11,722)
CASH AND SHORT-TERM INVESTMENTS AT BEGINNING OF PERIOD ....        37,955         28,982         40,704
                                                              -----------    -----------    -----------

CASH AND SHORT-TERM INVESTMENTS AT END OF PERIOD ..........   $   104,011    $    37,955    $    28,982
                                                              ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness .............................            --             --             --
                                                              ===========    ===========    ===========

Net income taxes refunded by Parent .......................   $    (5,430)   $    (2,922)   $    (6,113)
                                                              ===========    ===========    ===========

                 See accompanying notes to financial statements

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    NATURE OF OPERATIONS

      First SunAmerica Life Insurance Company (the "Company") is a New York-domiciled life insurance company principally engaged in the business of writing fixed and variable annuities for retirement savings in the State of New York. The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company ("the Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement services and retirement services and asset management.

      Substantially all of the Company's revenues are derived from the State of New York. Products are marketed through financial institutions, affiliated and independent broker-dealers and full-service securities firms. One financial institution represented approximately 15.9% and one independent broker-dealer represented 15.3% of sales in the year ended December 31, 2003. One financial institution represented approximately 19.3% of sales in the year ended December 31, 2002. One financial institution represented approximately 35.7% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for more than 10% of sales for any such periods.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's statement of income and comprehensive income, as they are recorded directly to policyholder liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes and redeemable preferred stocks are reduced to estimated net fair value when declines in value are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The Company monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the statement of income and comprehensive income.

      Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the statement of income and comprehensive income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits ("EGPs") to be realized over the estimated lives of the annuity contracts. EGPs are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      related to, the production or acquisition of new business. The Company capitalized DAC of $92,631,000, $30,345,000 and $8,160,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income and is credited or charged directly to shareholder's equity. DAC has been decreased by $11,800,000 and $13,200,000 at December 31, 2003 and 2002, respectively, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of EGPs over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, net spreads earned during the life of the contracts, costs of providing policy guarantees, and the level of expenses necessary to maintain the policies. The Company revises future DAC assumptions, referred to herein as a DAC unlocking, when estimates of future gross profits to be realized on its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $2.0 million. Increases in future EGPs may result from higher interest spread and/or lower surrender rate assumptions, while decreases in future EGPs may result from lower interest spread and /or higher surrender rate assumptions. DAC amortization for the current period is reduced when future EGPs are increased and increased when future EGPs are decreased.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in variable annuity fees in the statement of income and comprehensive income.

      RESERVES FOR FIXED ANNUITY AND UNIVERSAL LIFE INSURANCE CONTRACTS:
      Reserves for fixed annuity and universal life insurance contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      FEE INCOME: Variable annuity fees, universal life insurance fees and surrender charges are recorded in income when earned.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, AIG SunAmerica Life Assurance Company ("AIG SALAC"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. The Company's beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e., collateralized debt obligations). In accordance with the transition provisions of EITF 99-20, the Company recorded in its statement of income and comprehensive income for 2001 a cumulative effect of an accounting change adjustment loss of $520,000 ($800,000 before tax).

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and reporting by Insurance Enterprises for Certain Non traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004. Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits and modify certain disclosures and financial statement presentations for this product. The Company's estimate of the liability, including the impact of DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $2 million ($4 million pre-tax) to be recorded in the first quarter of 2004.

3.    INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                       AMORTIZED      ESTIMATED
                                                          COST        FAIR VALUE
                                                       ----------     ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States government .......     $   17,671     $   18,054
Mortgage-backed securities .......................        619,800        634,640
Securities of public utilities ...................        126,229        131,158
Corporate bonds and notes ........................      1,226,035      1,248,590
Other debt securities ............................        627,912        625,370
                                                       ----------     ----------
        Total ....................................     $2,617,647     $2,657,812
                                                       ==========     ==========

AT DECEMBER 31, 2002:
Securities of the United States government .......     $    3,074     $    3,208
Mortgage-backed securities .......................        442,675        471,065
Securities of public utilities ...................         74,205         75,470
Corporate bonds and notes ........................        619,304        638,266
Other debt securities ............................        235,768        222,044
                                                       ----------     ----------
    Total ........................................     $1,375,026     $1,410,053
                                                       ==========     ==========

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                                                      ESTIMATED
                                                       AMORTIZED        FAIR
                                                         COST           VALUE
                                                      -----------     ----------
                                                            (IN THOUSANDS)

Due in one year or less ........................      $    35,767     $   36,178
Due after one year through five years ..........          764,378        784,755
Due after five years through ten years .........          888,517        892,038
Due after ten years ............................          309,185        310,201
Mortgage-backed securities .....................          619,800        634,640
                                                      -----------     ----------
    Total ......................................      $ 2,617,647     $2,657,812
                                                      ===========     ==========

      Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

      Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

                                                          GROSS         GROSS
                                                        UNREALIZED    UNREALIZED
                                                          GAINS         LOSSES
                                                        ----------    ----------
                                                             (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States government ........      $    383      $     --
Mortgage-backed securities ........................        20,483        (5,643)
Securities of public utilities ....................         5,258          (329)
Corporate bonds and notes .........................        30,773        (8,217)
Other debt securities .............................         7,294        (9,837)
                                                         --------      --------
    Total .........................................      $ 64,191      $(24,026)
                                                         ========      ========

                                                          GROSS         GROSS
                                                        UNREALIZED    UNREALIZED
                                                          GAINS         LOSSES
                                                        ----------    ----------
                                                             (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States government ........      $    133      $     --
Mortgage-backed securities ........................        28,484           (94)
Securities of public utilities ....................         2,632        (1,366)
Corporate bonds and notes .........................        30,261       (11,299)
Other debt securities .............................         1,421       (15,145)
                                                         --------      --------
    Total .........................................      $ 62,931      $(27,904)
                                                         ========      ========

      Gross unrealized gains on equity securities aggregated $9,000 and $22,000 at December 31, 2003 and 2002, respectively. Gross unrealized losses on equity securities aggregated $5,000 and $511,000 at December 31, 2003 and 2002, respectively.

      The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                     LESS THAN 12 MONTHS             12 MONTHS OR MORE                    TOTAL
                                -----------------------------  -----------------------------  -----------------------------
    (DOLLARS IN THOUSANDS)                  UNREALIZED                     UNREALIZED                     UNREALIZED
      DECEMBER 31, 2003         FAIR VALUE    LOSSES    ITEMS  FAIR VALUE    LOSSES    ITEMS  FAIR VALUE    LOSSES    ITEMS
------------------------------  ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  -----
Mortgaged-backed securities ..  $  183,577  $   (5,643)    37  $       --  $       --     --  $  183,577  $   (5,643)    37
Securities of public utilities      15,013        (329)     6          --          --     --      15,013        (329)     6
Corporate bonds and notes ....     388,358      (8,204)    69          56         (13)     1     388,414      (8,217)    70
Other debt securities ........     219,407      (8,357)    44       3,521      (1,480)     1     222,928      (9,837)    45
                                ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  -----
    Total - debt securities ..     806,355     (22,533)   156       3,577      (1,493)     2     809,932     (24,026)   158
Equity securities ............         291          (5)     2          --          --     --         291          (5)     2
                                ----------  ----------  -----  ----------  ----------  -----  ----------  ----------  -----
Total ........................  $  806,646  $  (22,538)   158  $    3,577  $   (1,493)     2  $  810,223  $  (24,031)   160
                                ==========  ==========  =====  ==========  ==========  =====  ==========  ==========  =====

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      Gross realized investment gains and losses on the sales of investments are as follows:

                                                    YEARS ENDED DECEMBER 31,
                                                --------------------------------
                                                  2003        2002        2001
                                                --------    --------    --------
                                                         (IN THOUSANDS)
BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS:
    Realized gains ..........................   $  8,954    $  8,522    $  8,220
    Realized losses .........................     (3,311)     (8,677)    (10,222)
COMMON STOCKS:
    Realized gains ..........................        202          --          42
    Realized losses .........................        (20)        (38)         --

      The sources and related amounts of investment income are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  -----------------------------------
                                                     2003         2002         2001
                                                  ---------    ---------    ---------
                                                             (IN THOUSANDS)
Short-term investments ........................   $     848    $   1,441    $   1,661
Bonds and notes and redeemable preferred stocks     103,197       80,518       83,449
Mortgage loans ................................      13,552       13,000       14,068
Policy loans ..................................       2,819        2,160           --
Other invested assets .........................          55          788        3,022
                                                  ---------    ---------    ---------
Gross investment income .......................     120,471       97,907      102,200
Less: investment expenses .....................        (741)        (580)      (1,248)
                                                  ---------    ---------    ---------
Total investment income .......................   $ 119,730    $  97,327    $ 100,952
                                                  =========    =========    =========

      The Company had no investments in any one entity or its affiliates exceeding 10% of the Company's shareholder's equity at December 31, 2003. Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                            ------------------------------------
                                              2003          2002          2001
                                            --------      --------      --------
                                                       (IN THOUSANDS)

Fixed annuities ......................      $ 91,169      $ 65,606      $ 70,006
Variable annuities ...................        14,564        14,062        12,082
Universal life insurance .............        13,997        17,659        18,864
                                            --------      --------      --------
                                            $119,730      $ 97,327      $100,952
                                            ========      ========      ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

3.    INVESTMENTS (Continued)

      At December 31, 2003, bonds and notes included $153,165,000 of bonds and notes not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 20% concentrated in telecommunications, 20% concentrated in cyclical consumer products and 14% concentrated in non-cyclical consumer products. No other industry concentration constituted more than 10% of these assets.

      At December 31, 2003, mortgage loans were collateralized by properties located in 26 states, with loans totaling approximately 27% of the aggregate carrying value of the portfolio secured by properties located in California, approximately 12% by properties located in Texas and approximately 10% by properties located in both Michigan and New York. No more than 10% of the portfolio was secured by properties located in any other single state.

      At December 31, 2003, the carrying value, which approximates its estimated fair value, of all investments in default as to the payment of principal or interest totaled $222,000.

      At December 31, 2003, $594,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized non-financial assets (including its other invested assets) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INVESTMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, the fair value is estimated with internally prepared valuations (including those based on estimates of future profitability). Otherwise, the most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible is used to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and December 31, 2002, compared with their respective carrying values, are as follows:

                                                                 CARRYING      FAIR
                                                                  VALUE        VALUE
                                                                    (IN THOUSANDS)
DECEMBER 31, 2003:
ASSETS:
    Cash and short-term investments .........................   $  104,011   $  104,011
    Bonds and notes and redeemable preferred stocks .........    2,657,812    2,657,812
    Mortgage loans ..........................................      215,521      230,022
    Policy loans ............................................       35,251       35,251
    Common stock ............................................          295          295
    Securities lending collateral ...........................      154,756      154,756
    Variable annuity assets held in separate accounts .......      438,224      438,224
LIABILITIES:
    Reserves for fixed annuity contracts ....................   $2,490,145   $2,419,705
    Securities lending payable ..............................      154,756      154,756
    Variable annuity liabilities related to separate accounts      438,224      438,224

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING      FAIR
                                                                  VALUE        VALUE
                                                                ----------   ----------
                                                                    (IN THOUSANDS)
DECEMBER 31, 2002:
ASSETS:
    Cash and short-term investments .........................   $   37,955   $   37,955
    Bonds and notes and redeemable preferred stocks .........    1,410,053    1,410,053
    Mortgage loans ..........................................      193,035      213,212
    Policy loans ............................................       36,052       36,052
    Common stock ............................................        1,140        1,140
    Securities lending collateral ...........................       29,569       29,569
    Variable annuity assets held in separate accounts .......      399,017      399,017
LIABILITIES:
    Reserves for fixed annuity contracts ....................   $1,290,702   $1,255,463
    Securities lending payable ..............................       29,569       29,569
    Variable annuity liabilities related to separate accounts      399,017      399,017

5.    REINSURANCE

      The universal life contracts are subject to existing reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 2000 under which the Company retains no more than $100,000 of risk on any one insured life. Total reserve credits of $1,200,000 and $1,141,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

      Reinsurance premiums of $7.1 million, $6.1 million and $6.3 million were netted against universal life insurance policy fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $3.6 million, $4.2 million and $3.9 million in 2003, 2002 and 2001, respectively and were offset against claims on universal life contracts.

      With respect to the Company's reinsurance, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position of the Company.

      The Company's current financial strength and counterparty credit ratings from Standard & Poor's are based in part on a guarantee (the "Guarantee") of the Company's insurance policy obligations by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. The Guarantee is unconditional and irrevocable, and policyholders have the right to enforce the Guarantee directly against American Home.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's current financial strength rating from Moody's is based in part on a support agreement between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholders' surplus of not less than $1 million or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligation of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength-rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and annual reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and annual reports on Form 10-Q, which are available from the Securities and Exchange Commission.

      At December 31, 2003, the Company was obligated to purchase approximately $9,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $4,000,000 in 2004 and $5,000,000 in 2007.

      The Company guarantees a minimum level of death benefits for the majority of the Company's separate account contracts. If assets in these separate accounts are insufficient to fund minimum policy benefits, the Company is obligated to pay the difference.

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 300 shares of its $10,000 par value Common Stock. At December 31, 2003 and December 31, 2002, 300 shares were outstanding.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (continued)

      Changes in shareholder's equity are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                  -----------------------------------
                                                     2003         2002         2001
                                                  ---------    ---------    ---------
                                                             (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
   Beginning balances .........................   $ 144,428    $ 144,428    $ 144,428
   Capital contributions by Parent ............     115,000           --           --
                                                  ---------    ---------    ---------
   Ending balances ............................   $ 259,428    $ 144,428    $ 144,428
                                                  =========    =========    =========

RETAINED EARNINGS:
   Beginning balances .........................   $  51,740    $  44,982    $  49,689
   Net income .................................      16,917        6,758        8,193
   Dividends paid to Parent ...................          --           --      (12,900)
                                                  ---------    ---------    ---------
   Ending balances ............................   $  68,657    $  51,740    $  44,982
                                                  =========    =========    =========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
   Beginning balances .........................   $  13,870    $   1,169    $  (9,489)
   Change in net unrealized gains (losses) on
      debt securities available for sale ......       5,138       29,401       37,497
   Change in net unrealized gains (losses) on
      equity securities available for sale ....         493         (161)        (300)
   Change in adjustment to deferred Acquisition
      costs ...................................       1,400       (9,700)     (20,800)
   Tax effects of net changes .................      (2,461)      (6,839)      (5,739)
                                                  ---------    ---------    ---------
    Ending balances ...........................   $  18,440    $  13,870    $   1,169
                                                  =========    =========    =========

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,   DECEMBER 31,
                                                         2003          2002
                                                     ------------   ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................     $     64,200   $     62,953
Gross unrealized losses ........................          (24,031)       (28,415)
Adjustment to DAC ..............................          (11,800)       (13,200)
Deferred income taxes ..........................           (9,929)        (7,468)
                                                     ------------   ------------
Accumulated other comprehensive income .........     $     18,440   $     13,870
                                                     ============   ============

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      On September 30, 2003 and December 31, 2003, the Company received cash capital contributions from the Parent of $40,000,000 and $75,000,000, respectively.

      Dividends that the Company may pay to its shareholder in any year without prior approval of the New York Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to stockholders by a life insurance company domiciled in the State of New York without obtaining the prior approval of the Superintendent of Insurance is limited to the lesser of the Company's net gain from operations of the preceding year's statutory annual statement or 10% of preceding year's statutory surplus. Currently, no dividends can be paid to stockholders during 2004 without prior approval of the New York Superintendent of Insurance.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net loss for the years ended December 31, 2003 and December 31, 2002 were approximately $28,065,000 and $1,416,000, and the net income for the year ended December 31, 2001 was approximately $4,525,000, respectively. The Company's statutory capital and surplus totaled approximately $213,084,000 at December 31, 2003 and $123,141,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                                 YEARS ENDED DECEMBER 31,
                                           -------------------------------------
                                             2003          2002           2001
                                           --------      --------       --------
                                                      (IN THOUSANDS)

Current .............................      $  3,041      $(16,471)      $  5,673
Deferred ............................         9,040        25,503            507
                                           --------      --------       --------
Total income tax expense ............      $ 12,081      $  9,032       $  6,180
                                           ========      ========       ========

      Income taxes computed at the United States federal income tax rate of 35% and income tax expenses reflected in the statement of income and comprehensive income differ as follows:

                                                          YEARS ENDED DECEMBER 31,
                                                     --------------------------------
                                                       2003        2002        2001
                                                     --------    --------    --------
                                                              (IN THOUSANDS)

Amount computed at statutory rate ................   $ 10,149    $  5,527    $  5,213
Increases (decreases) resulting from:
    State income taxes, net of federal tax benefit      1,447       2,103         795
    Dividends received deduction .................       (315)       (144)       (509)
    Other, net ...................................        800       1,546         681
                                                     --------    --------    --------
Total income tax Expense .........................   $ 12,081    $  9,032    $  6,180
                                                     ========    ========    ========

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes. The significant components of the (receivable) liability for deferred income taxes are as follows:

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
                                                           2003          2002
                                                         --------      --------
                                                             (IN THOUSANDS)
DEFERRED TAX LIABILITIES:
   Investments .....................................     $  2,637      $  4,899
   Deferred acquisition costs ......................       52,448        31,106
   Other liabilities ...............................        3,383         4,026
   Net unrealized gains on debt and
      equity securities available for sale .........        9,931         7,468
                                                         --------      --------
   Total deferred tax liabilities ..................       68,399        47,499
                                                         --------      --------
DEFERRED TAX ASSETS:
   Contractholder reserves .........................      (14,994)       (9,790)
   Other assets ....................................      (11,510)       (7,315)
                                                         --------      --------
   Total deferred tax assets .......................      (26,504)      (17,105)
                                                         --------      --------
   Deferred income taxes ...........................     $ 41,895      $ 30,394
                                                         ========      ========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      The Company's products may be sold by nine affiliated companies:
      SunAmerica Securities, Inc.; Advantage Capital Corp.; Financial Services Corp.; Sentra Securities Corp.; Spelman & Co. Inc.; Royal Alliance Associates, Inc.; VALIC Financial Advisors; VALIC Financial Advisors, Inc.; and American General Equity Services Corporation. Commissions paid to these broker-dealers totaled $1,063,000 in the year ended December 31, 2003, $1,143,000 in the year ended December 31, 2002 and $1,332,000 in the year ended December 31, 2001. These affiliated broker-dealers represent a sequentially less significant portion of the Company's business, amounting to 1.4%, 4.8% and 17.4% of premiums for each of the respective periods.

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent and from certain AIG affiliates. Amounts paid for such services totaled $5,250,000 for the year ended December 31, 2003, $8,399,000 for the year ended December 31, 2002 and $6,469,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $3,305,000 and $1,930,000, in 2002 and 2001 respectively, and is deferred and amortized as part of DAC. No such deferral occurred in 2003. The other components of these costs are included in general and administrative expenses in the statement of income and comprehensive income.

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $0.7 million, $0.6 million and $1.2 million for the years ended December 31, 2003, 2002 and 2001, respectively.

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                    NOTES TO FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      The Company's fixed annuities are administered by AIG Annuity Insurance Company, an affiliate of the Company. Costs charged to the Company to administer these policies were approximately $841,000 in 2003 and $107,000 in 2002. Additionally, costs charged to the Company for marketing such policies amounted to $4,010,000 in 2003 and $1,021,000 in 2002 and are deferred and amortized as part of Deferred Acquisition Costs. Effective November 2002, the responsibility for administration of the remaining block of fixed annuities was assumed by AIG Annuity Insurance Company, who the Company reimburses for their cost of administration. The Company believes these costs are less than the Company would have incurred to administer these policies internally.

      On December 9, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a registered investment advisor and affiliate of the Company, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement was retroactive to January 1, 2002. Variable annuity fees of $1,620,000 and $1,777,000 were included in the statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002, respectively. Of this amount, $1,476,000 and $1,639,000 has been paid to the Company in 2003 and 2002 and $144,000 and $138,000 remains a receivable from SAAMCO at December 31, 2003 and 2002, respectively.

      The Company paid $106,000 and $7,000 of management fees to an affiliate of the Company to administer its securities lending program (see Note 2) for the year ended December 31, 2003 and 2002, respectively.

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of First SunAmerica Life Insurance Company and the Contractholders of its separate account, FS Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting FS Variable Separate Account, a separate account of First SunAmerica Life Insurance Company (the "Separate Account") at December 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 4, 2004

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                       Global                    Growth          Asset
                                                                       Growth      Growth        Income        Allocation
                                                                        Fund        Fund          Fund         Portfolio
                                                                     (Class 2)    (Class 2)     (Class 2)       (Class 1)
                                                                     ---------    ---------    -----------    ------------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                          $ 301,244    $ 728,191    $ 1,055,867    $          0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                  0            0              0      13,303,464
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                  0            0              0               0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                  0            0              0               0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                  0            0              0               0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                  0            0              0               0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                  0            0              0               0

     Receivable from First SunAmerica Life Insurance Company                 0            0              0               0
                                                                     ---------    ---------    -----------    ------------

Total Assets:                                                        $ 301,244    $ 728,191    $ 1,055,867    $ 13,303,464

Liabilities:

     Payable to First SunAmerica Life Insurance Company                      0            0              0               0
                                                                     ---------    ---------    -----------    ------------

Net Assets                                                           $ 301,244    $ 728,191    $ 1,055,867    $ 13,303,464
                                                                     =========    =========    ===========    ============

     Accumulation units                                                301,244      728,191      1,055,867      13,266,076

     Contracts in payout (annuitization) period                              0            0              0          37,388
                                                                     ---------    ---------    -----------    ------------

          Total net assets                                           $ 301,244    $ 728,191    $ 1,055,867    $ 13,303,464
                                                                     =========    =========    ===========    ============

Accumulation units outstanding                                          20,647       49,648         74,372         647,540
                                                                     =========    =========    ===========    ============

Contracts With Total Expenses of 1.52%:
     Net Assets                                                      $ 301,244    $ 724,034    $ 1,055,867    $ 13,303,464
     Accumulation units outstanding                                     20,647       49,364         74,372         647,540
     Unit value of accumulation units                                $   14.59    $   14.67    $     14.20    $      20.55
Contracts With Total Expenses of 1.55%:
     Net Assets                                                      $       -    $       -    $         -    $          -
     Accumulation units outstanding                                          -            -              -               -
     Unit value of accumulation units                                $       -    $       -    $         -    $          -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                      $       -    $       -    $         -    $          -
     Accumulation units outstanding                                          -            -              -               -
     Unit value of accumulation units                                $       -    $       -    $         -    $          -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                      $       -    $   4,157    $         -    $          -
     Accumulation units outstanding                                          -          284              -               -
     Unit value of accumulation units                                $       -    $   14.63    $         -    $          -

                                                                                      Government
                                                                        Capital          and                           Natural
                                                                     Appreciation    Quality Bond       Growth        Resources
                                                                      Portfolio       Portfolio        Portfolio      Portfolio
                                                                       (Class 1)       (Class 1)       (Class 1)      (Class 1)
                                                                     ------------    ------------    ------------    -----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                          $          0    $          0    $          0    $         0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                            29,987,101      30,937,469      15,900,218      4,088,986
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                     0               0               0              0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                     0               0               0              0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                     0               0               0              0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                     0               0               0              0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                     0               0               0              0

     Receivable from First SunAmerica Life Insurance Company                    0               0               0              0
                                                                     ------------    ------------    ------------    -----------

Total Assets:                                                        $ 29,987,101    $ 30,937,469    $ 15,900,218    $ 4,088,986

Liabilities:

     Payable to First SunAmerica Life Insurance Company                         0               0               0              0
                                                                     ------------    ------------    ------------    -----------

Net Assets                                                           $ 29,987,101    $ 30,937,469    $ 15,900,218    $ 4,088,986
                                                                     ============    ============    ============    ===========

     Accumulation units                                                29,893,457      30,804,361      15,868,269      4,016,008

     Contracts in payout (annuitization) period                            93,644         133,108          31,949         72,978
                                                                     ------------    ------------    ------------    -----------

          Total net assets                                           $ 29,987,101    $ 30,937,469    $ 15,900,218    $ 4,088,986
                                                                     ============    ============    ============    ===========

Accumulation units outstanding                                            892,518       1,856,493         595,677        183,781
                                                                     ============    ============    ============    ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                      $ 29,987,101    $ 30,937,469    $ 15,900,218    $ 4,088,986
     Accumulation units outstanding                                       892,518       1,856,493         595,677        183,781
     Unit value of accumulation units                                $      33.60    $      16.66    $       26.69   $      22.25
Contracts With Total Expenses of 1.55%:
     Net Assets                                                      $          -    $          -    $          -    $         -
     Accumulation units outstanding                                             -               -               -              -
     Unit value of accumulation units                                $          -    $          -    $          -    $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                      $          -    $          -    $          -    $         -
     Accumulation units outstanding                                             -               -               -              -
     Unit value of accumulation units                                $          -    $          -    $          -    $         -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                      $          -    $          -    $          -    $         -
     Accumulation units outstanding                                             -               -               -              -
     Unit value of accumulation units                                $          -    $          -    $          -    $         -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                                                 Government
                                                                       Asset        Capital         and                     Natural
                                                                    Allocation   Appreciation   Quality Bond    Growth     Resources
                                                                     Portfolio     Portfolio      Portfolio    Portfolio   Portfolio
                                                                     (Class 3)     (Class 3)      (Class 3)    (Class 3)   (Class 3)
                                                                    ----------   ------------   ------------   ---------   ---------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                         $        0   $          0   $          0   $       0   $       0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                            194,167        782,091      1,572,553     701,239      58,938
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                  0              0              0           0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                  0              0              0           0           0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                  0              0              0           0           0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                  0              0              0           0           0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                  0              0              0           0           0

     Receivable from First SunAmerica Life Insurance Company                 0              0              0           0           0
                                                                    ----------   ------------   ------------   ---------   ---------

Total Assets:                                                       $  194,167   $    782,091   $  1,572,553   $ 701,239   $  58,938

Liabilities:
     Payable to First SunAmerica Life Insurance Company                      0              0              0          20          10
                                                                    ----------   ------------   ------------   ---------   ---------

Net Assets                                                          $  194,167   $    782,091   $  1,572,553   $ 701,219   $  58,928
                                                                    ==========   ============   ============   =========   =========

     Accumulation units                                                194,167        782,091      1,572,553     701,219      58,928

     Contracts in payout (annuitization) period                              0              0              0           0           0
                                                                    ----------   ------------   ------------   ---------   ---------

          Total net assets                                          $  194,167   $    782,091   $  1,572,553   $ 701,219   $  58,928
                                                                    ==========   ============   ============   =========   =========

Accumulation units outstanding                                           9,508         23,323         94,786      26,347       2,659
                                                                    ==========   ============   ============   =========   =========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                     $  194,167   $    771,606   $  1,572,553   $ 701,219   $  58,928
     Accumulation units outstanding                                      9,508         23,014         94,786      26,347       2,659
     Unit value of accumulation units                               $    20.42   $      33.53   $      16.59   $   26.61   $   22.16
Contracts With Total Expenses of 1.55%:
     Net Assets                                                     $        -   $      6,201   $          -   $       -   $       -
     Accumulation units outstanding                                          -            181              -           -           -
     Unit value of accumulation units                               $        -   $      34.26   $          -   $       -   $       -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                     $        -   $        135   $          -   $       -   $       -
     Accumulation units outstanding                                          -              4              -           -           -
     Unit value of accumulation units                               $        -   $      33.69   $          -   $       -   $       -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                     $        -   $      4,149   $          -   $       -   $       -
     Accumulation units outstanding                                          -            124              -           -           -
     Unit value of accumulation units                               $        -   $      33.46   $          -   $       -   $       -

                                                                      Growth      Aggressive       Alliance       Blue Chip
                                                                    and Income      Growth          Growth         Growth
                                                                     Portfolio     Portfolio       Portfolio      Portfolio
                                                                    (Class VC)     (Class 1)       (Class 1)      (Class 1)
                                                                    ----------    -----------    ------------    -----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                         $        0    $         0    $          0    $         0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                  0              0               0              0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                            597,903              0               0              0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                  0      8,912,662      42,054,276      1,742,597
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                  0              0               0              0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                  0              0               0              0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                  0              0               0              0

     Receivable from First SunAmerica Life Insurance Company                 0              0               0              0
                                                                    ----------    -----------    ------------    -----------

Total Assets:                                                       $  597,903    $ 8,912,662    $ 42,054,276    $ 1,742,597

Liabilities:
     Payable to First SunAmerica Life Insurance Company                      0              0               0            400
                                                                    ----------    -----------    ------------    -----------

Net Assets                                                          $  597,903    $ 8,912,662    $ 42,054,276    $ 1,742,197
                                                                    ==========    ===========    ============    ===========

     Accumulation units                                                597,903      8,900,985      41,886,768      1,742,197

     Contracts in payout (annuitization) period                              0         11,677         167,508              0
                                                                    ----------    -----------    ------------    -----------

          Total net assets                                          $  597,903    $ 8,912,662    $ 42,054,276    $ 1,742,197
                                                                    ==========    ===========    ============    ===========

Accumulation units outstanding                                          56,637        695,895       1,537,359        301,164
                                                                    ==========    ===========    ============    ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                     $  597,903    $ 8,912,662    $ 42,054,276    $ 1,742,197
     Accumulation units outstanding                                     56,637        695,895       1,537,359        301,164
     Unit value of accumulation units                               $    10.56    $     12.81    $      27.35    $      5.78
Contracts With Total Expenses of 1.55%:
     Net Assets                                                     $        -    $         -    $          -    $         -
     Accumulation units outstanding                                          -              -               -              -
     Unit value of accumulation units                               $        -    $         -    $          -    $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                     $        -    $         -    $          -    $         -
     Accumulation units outstanding                                          -              -               -              -
     Unit value of accumulation units                               $        -    $         -    $          -    $         -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                     $        -    $         -    $          -    $         -
     Accumulation units outstanding                                          -              -               -              -
     Unit value of accumulation units                               $        -    $         -    $          -    $         -

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                                                  Davis
                                                                      Cash       Corporate       Venture     "Dogs" of     Emerging
                                                                   Management       Bond          Value     Wall Street    Markets
                                                                   Portfolio     Portfolio      Portfolio    Portfolio    Portfolio
                                                                   (Class 1)     (Class 1)      (Class 1)    (Class 1)    (Class 1)
                                                                  ------------  ------------  ------------  -----------  -----------
Assets:
    Investments in American Funds Insurance Series (Class 2),
        at net asset value                                        $          0  $          0  $          0  $         0  $         0
    Investments in Anchor Series Trust (Class 1 or Class 3),
        at net asset value                                                   0             0             0            0            0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                   0             0             0            0            0
    Investments in SunAmerica Series Trust (Class 1 or Class 3),
        at net asset value                                          11,340,723    13,926,798    54,337,751    3,120,684    4,906,961
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                   0             0             0            0            0
    Investments in WM Variable Trust (Class 2),
        at net asset value                                                   0             0             0            0            0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                   0             0             0            0            0

    Receivable from First SunAmerica Life Insurance Company                  0             0             0            0        4,000
                                                                  ------------  ------------  ------------  -----------  -----------

Total Assets:                                                     $ 11,340,723  $ 13,926,798  $ 54,337,751  $ 3,120,684  $ 4,910,961

Liabilities:
    Payable to First SunAmerica Life Insurance Company                  20,000             0             0            0            0
                                                                  ------------  ------------  ------------  -----------  -----------

Net Assets                                                        $ 11,320,723  $ 13,926,798  $ 54,337,751  $ 3,120,684  $ 4,910,961
                                                                  ============  ============  ============  ===========  ===========

    Accumulation units                                              11,280,764    13,899,309    53,957,547    3,116,419    4,910,233

    Contracts in payout (annuitization) period                          39,959        27,489       380,204        4,265          728
                                                                  ------------  ------------  ------------  -----------  -----------

          Total net assets                                        $ 11,320,723  $ 13,926,798  $ 54,337,751  $ 3,120,684  $ 4,910,961
                                                                  ============  ============  ============  ===========  ===========

Accumulation units outstanding                                         875,653       854,203     1,925,718      295,977      546,545
                                                                  ============  ============  ============  ===========  ===========

Contracts With Total Expenses of 1.52%:
    Net Assets                                                    $ 11,320,723  $ 13,926,798  $ 54,337,751  $ 3,120,684  $ 4,910,961
    Accumulation units outstanding                                     875,653       854,203     1,925,718      295,977      546,545
    Unit value of accumulation units                              $      12.93  $      16.30  $      28.22  $     10.54  $      8.99
Contracts With Total Expenses of 1.55%:
    Net Assets                                                    $          -  $          -  $          -  $         -  $         -
    Accumulation units outstanding                                           -             -             -            -            -
    Unit value of accumulation units                              $          -  $          -  $          -  $         -  $         -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                    $          -  $          -  $          -  $         -  $         -
    Accumulation units outstanding                                           -             -             -            -            -
    Unit value of accumulation units                              $          -  $          -  $          -  $         -  $         -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                    $          -  $          -  $          -  $         -  $         -
    Accumulation units outstanding                                           -             -             -            -            -
    Unit value of accumulation units                              $          -  $          -  $          -  $         -  $         -

                                                                     Federated                                  Goldman
                                                                      American       Global        Global        Sachs
                                                                      Leaders         Bond        Equities     Research
                                                                     Portfolio      Portfolio     Portfolio    Portfolio
                                                                      (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                                    ------------   -----------   -----------   ---------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                         $          0   $         0   $         0   $       0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                    0             0             0           0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                    0             0             0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                           10,224,445     4,133,971     6,461,769     654,480
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                    0             0             0           0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                    0             0             0           0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                    0             0             0           0

     Receivable from First SunAmerica Life Insurance Company                   0             0             0           0
                                                                    ------------   -----------   -----------   ---------

Total Assets:                                                       $ 10,224,445   $ 4,133,971   $ 6,461,769   $ 654,480

Liabilities:
     Payable to First SunAmerica Life Insurance Company                      400             0             0           0
                                                                    ------------   -----------   -----------   ---------

Net Assets                                                          $ 10,224,045   $ 4,133,971   $ 6,461,769   $ 654,480
                                                                    ============   ===========   ===========   =========

     Accumulation units                                               10,207,932     4,090,989     6,456,473     654,480

     Contracts in payout (annuitization) period                           16,113        42,982         5,296           0
                                                                    ------------   -----------   -----------   ---------

          Total net assets                                          $ 10,224,045   $ 4,133,971   $ 6,461,769   $ 654,480
                                                                    ============   ===========   ===========   =========

Accumulation units outstanding                                           628,595       247,753       411,886     104,419
                                                                    ============   ===========   ===========   =========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                     $ 10,224,045   $ 4,133,971   $ 6,461,769   $ 654,480
     Accumulation units outstanding                                      628,595       247,753       411,886     104,419
     Unit value of accumulation units                               $      16.26   $     16.69   $     15.69   $    6.27
Contracts With Total Expenses of 1.55%:
     Net Assets                                                     $          -   $         -   $         -   $       -
     Accumulation units outstanding                                            -             -             -           -
     Unit value of accumulation units                               $          -   $         -   $         -   $       -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                     $          -   $         -   $         -   $       -
     Accumulation units outstanding                                            -             -             -           -
     Unit value of accumulation units                               $          -   $         -   $         -   $       -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                     $          -   $         -   $         -   $       -
     Accumulation units outstanding                                            -             -             -           -
     Unit value of accumulation units                               $          -   $         -   $         -   $       -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)


                                                                                                            International
                                                                   Growth-         Growth      High-Yield    Diversified
                                                                   Income      Opportunities      Bond         Equities
                                                                  Portfolio      Portfolio     Portfolio      Portfolio
                                                                   (Class 1)     (Class 1)     (Class 1)      (Class 1)
                                                                 ------------  -------------  ------------  -------------
Assets:
   Investments in American Funds Insurance Series (Class 2),
       at net asset value                                        $          0  $           0  $          0  $           0
   Investments in Anchor Series Trust (Class 1 or Class 3),
       at net asset value                                                   0              0             0              0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                   0              0             0              0
   Investments in SunAmerica Series Trust (Class 1 or Class 3),
       at net asset value                                          36,217,891        821,018    14,496,501      6,924,952
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                   0              0             0              0
   Investments in WM Variable Trust (Class 2),
       at net asset value                                                   0              0             0              0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                   0              0             0              0

   Receivable from First SunAmerica Life Insurance Company                  0              0         3,000              0
                                                                 ------------  -------------  ------------  -------------

Total Assets:                                                    $ 36,217,891  $     821,018  $ 14,499,501  $   6,924,952

Liabilities:
   Payable to First SunAmerica Life Insurance Company                       0              0             0          7,000
                                                                 ------------  -------------  ------------  -------------

Net Assets                                                       $ 36,217,891  $     821,018  $ 14,499,501  $   6,917,952
                                                                 ============  =============  ============  =============

   Accumulation units                                              36,098,043        821,018    14,497,793      6,901,779

   Contracts in payout (annuitization) period                         119,848              0         1,708         16,173
                                                                 ------------  -------------  ------------  -------------

          Total net assets                                       $ 36,217,891  $     821,018  $ 14,499,501  $   6,917,952
                                                                 ============  =============  ============  =============

Accumulation units outstanding                                      1,403,729        179,378       964,322        742,717
                                                                 ============  =============  ============  =============

Contracts With Total Expenses of 1.52%:
   Net Assets                                                    $ 36,217,891  $     821,018  $ 14,499,501  $   6,917,952
   Accumulation units outstanding                                   1,403,729        179,378       964,322        742,717
   Unit value of accumulation units                              $      25.80  $        4.58  $      15.04  $        9.31
Contracts With Total Expenses of 1.55%:
   Net Assets                                                    $          -  $           -  $          -  $           -
   Accumulation units outstanding                                           -              -             -              -
   Unit value of accumulation units                              $          -  $           -  $          -  $           -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                    $          -  $           -  $          -  $           -
   Accumulation units outstanding                                           -              -             -              -
   Unit value of accumulation units                              $          -  $           -  $          -  $           -
Contracts With Total Expenses of 1.72%:
   Net Assets                                                    $          -  $           -  $          -  $           -
   Accumulation units outstanding                                           -              -             -              -
   Unit value of accumulation units                              $          -  $           -  $          -  $           -

                                                                                   MFS
                                                                 International Massachusetts     MFS                     Putnam
                                                                    Growth       Investors     Mid-Cap       MFS         Growth:
                                                                   & Income        Trust       Growth    Total Return    Voyager
                                                                   Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                                   (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                                 ------------- ------------- ----------- ------------ ------------
Assets:
   Investments in American Funds Insurance Series (Class 2),
       at net asset value                                        $           0 $           0 $         0 $          0 $          0
   Investments in Anchor Series Trust (Class 1 or Class 3),
       at net asset value                                                    0             0           0            0            0
   Investments in Lord Abbett Series Fund, Inc. (Class VC),
       at net asset value                                                    0             0           0            0            0
   Investments in SunAmerica Series Trust (Class 1 or Class 3),
       at net asset value                                            7,035,538     9,672,428   6,820,057   19,895,547   10,762,920
   Investments in Van Kampen Life Investment Trust (Class II),
       at net asset value                                                    0             0           0            0            0
   Investments in WM Variable Trust (Class 2),
       at net asset value                                                    0             0           0            0            0
   Investments in Nations Separate Account Trust (Class B),
       at net asset value                                                    0             0           0            0            0

   Receivable from First SunAmerica Life Insurance Company                 600         2,000           0            0        2,000
                                                                 ------------- ------------- ----------- ------------ ------------

Total Assets:                                                    $   7,036,138 $   9,674,428 $ 6,820,057 $ 19,895,547 $ 10,764,920

Liabilities:
   Payable to First SunAmerica Life Insurance Company                        0             0           0          800            0
                                                                 ------------- ------------- ----------- ------------ ------------

Net Assets                                                       $   7,036,138 $   9,674,428 $ 6,820,057 $ 19,894,747 $ 10,764,920
                                                                 ============= ============= =========== ============ ============

   Accumulation units                                                7,031,596     9,654,749   6,820,057   19,853,708   10,760,377

   Contracts in payout (annuitization) period                            4,542        19,679           0       41,039        4,543
                                                                 ------------- ------------- ----------- ------------ ------------

          Total net assets                                       $   7,036,138 $   9,674,428 $ 6,820,057 $ 19,894,747 $ 10,764,920
                                                                 ============= ============= =========== ============ ============

Accumulation units outstanding                                         624,041       536,700     722,591      868,964      637,107
                                                                 ============= ============= =========== ============ ============

Contracts With Total Expenses of 1.52%:
   Net Assets                                                    $   7,036,138 $   9,674,428 $ 6,820,057 $ 19,894,747 $ 10,764,920
   Accumulation units outstanding                                      624,041       536,700     722,591      868,964      637,107
   Unit value of accumulation units                              $       11.28 $       18.03 $      9.44 $      22.89 $      16.90
Contracts With Total Expenses of 1.55%:
   Net Assets                                                    $           - $           - $         - $          - $          -
   Accumulation units outstanding                                            -             -           -            -            -
   Unit value of accumulation units                              $           - $           - $         - $          - $          -
Contracts With Total Expenses of 1.70%:
   Net Assets                                                    $           - $           - $         - $          - $          -
   Accumulation units outstanding                                            -             -           -            -            -
   Unit value of accumulation units                              $           - $           - $         - $          - $          -
Contracts With Total Expenses of 1.72%:
   Net Assets                                                    $           - $           - $         - $          - $          -
   Accumulation units outstanding                                            -             -           -            -            -
   Unit value of accumulation units                              $           - $           - $         - $          - $          -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                      Real       SunAmerica                  Telecom     Worldwide
                                                                     Estate       Balanced    Technology     Utility    High Income
                                                                    Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
                                                                    (Class 1)     (Class 1)    (Class 1)    (Class 1)    (Class 1)
                                                                   -----------  ------------  -----------  -----------  -----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $         0  $          0  $         0  $         0  $         0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                  0             0            0            0            0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                  0             0            0            0            0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                          5,485,425    13,427,997    1,117,979    2,413,780    4,723,520
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                  0             0            0            0            0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                  0             0            0            0            0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                  0             0            0            0            0

     Receivable from First SunAmerica Life Insurance Company                 0         6,000            0            0            0
                                                                   -----------  ------------  -----------  -----------  -----------

Total Assets:                                                      $ 5,485,425  $ 13,433,997  $ 1,117,979  $ 2,413,780  $ 4,723,520

Liabilities:
     Payable to First SunAmerica Life Insurance Company                      0             0            0            0            0
                                                                   -----------  ------------  -----------  -----------  -----------

Net Assets                                                         $ 5,485,425  $ 13,433,997  $ 1,117,979  $ 2,413,780  $ 4,723,520
                                                                   ===========  ============  ===========  ===========  ===========

     Accumulation units                                              5,443,118    13,423,143    1,117,979    2,413,780    4,661,585

     Contracts in payout (annuitization) period                         42,307        10,854            0            0       61,935
                                                                   -----------  ------------  -----------  -----------  -----------

          Total net assets                                         $ 5,485,425  $ 13,433,997  $ 1,117,979  $ 2,413,780  $ 4,723,520
                                                                   ===========  ============  ===========  ===========  ===========

Accumulation units outstanding                                         340,288       944,344      437,111      238,977      271,450
                                                                   ===========  ============  ===========  ===========  ===========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $ 5,485,425  $ 13,433,997  $ 1,117,979  $ 2,413,780  $ 4,723,520
     Accumulation units outstanding                                    340,288       944,344      437,111      238,977      271,450
     Unit value of accumulation units                              $     16.12  $      14.23  $      2.56  $     10.10  $     17.40
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $         -  $          -  $         -  $         -  $         -
     Accumulation units outstanding                                          -             -            -            -            -
     Unit value of accumulation units                              $         -  $          -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $         -  $          -  $         -  $         -  $         -
     Accumulation units outstanding                                          -             -            -            -            -
     Unit value of accumulation units                              $         -  $          -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $         -  $          -  $         -  $         -  $         -
     Accumulation units outstanding                                          -             -            -            -            -
     Unit value of accumulation units                              $         -  $          -  $         -  $         -  $         -

                                                                   Aggressive   Alliance  Blue Chip     Cash
                                                                     Growth     Growth     Growth    Management
                                                                   Portfolio   Portfolio  Portfolio   Portfolio
                                                                   (Class 3)   (Class 3)  (Class 3)   (Class 3)
                                                                   ----------  ---------  ---------  ----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $        0  $       0  $       0  $        0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                 0          0          0           0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                 0          0          0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                            48,008    794,091    150,606     547,633
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                 0          0          0           0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                 0          0          0           0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                 0          0          0           0

     Receivable from First SunAmerica Life Insurance Company                0          0          0           0
                                                                   ----------  ---------  ---------  ----------

Total Assets:                                                      $   48,008  $ 794,091  $ 150,606  $  547,633

Liabilities:
     Payable to First SunAmerica Life Insurance Company                     0          0          0           0
                                                                   ----------  ---------  ---------  ----------

Net Assets                                                         $   48,008  $ 794,091  $ 150,606  $  547,633
                                                                   ==========  =========  =========  ==========

     Accumulation units                                                48,008    794,091    150,606     547,633

     Contracts in payout (annuitization) period                             0          0          0           0
                                                                   ----------  ---------  ---------  ----------

          Total net assets                                         $   48,008  $ 794,091  $ 150,606  $  547,633
                                                                   ==========  =========  =========  ==========

Accumulation units outstanding                                          3,774     29,285     26,106      42,525
                                                                   ==========  =========  =========  ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $   48,008  $ 762,983  $ 150,606  $  547,633
     Accumulation units outstanding                                     3,774     28,132     26,106      42,525
     Unit value of accumulation units                              $    12.72  $   27.12  $    5.77  $    12.88
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $        -  $   5,386  $       -  $        -
     Accumulation units outstanding                                         -        198          -           -
     Unit value of accumulation units                              $        -  $   27.20  $       -  $        -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $        -  $  25,722  $       -  $        -
     Accumulation units outstanding                                         -        955          -           -
     Unit value of accumulation units                              $        -  $   26.93  $       -  $        -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $        -  $       -  $       -  $        -
     Accumulation units outstanding                                         -          -          -           -
     Unit value of accumulation units                              $        -  $       -  $       -  $        -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                                                                     Federated
                                                                   Corporate      Davis       "Dogs" of   Emerging   American
                                                                     Bond     Venture Value  Wall Street   Markets    Leaders
                                                                   Portfolio    Portfolio     Portfolio   Portfolio  Portfolio
                                                                   (Class 3)    (Class 3)     (Class 3)   (Class 3)  (Class 3)
                                                                   ---------  -------------  -----------  ---------  ---------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $       0  $           0  $         0  $       0  $       0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                0              0            0          0          0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                0              0            0          0          0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                          229,242      1,241,662      226,446     74,541    295,007
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                0              0            0          0          0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                0              0            0          0          0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                0              0            0          0          0

     Receivable from First SunAmerica Life Insurance Company               0              0            0          0          0
                                                                   ---------  -------------  -----------  ---------  ---------

Total Assets:                                                      $ 229,242  $   1,241,662  $   226,446  $  74,541  $ 295,007

Liabilities:
     Payable to First SunAmerica Life Insurance Company                    0              0            0          0          0
                                                                   ---------  -------------  -----------  ---------  ---------

Net Assets                                                         $ 229,242  $   1,241,662  $   226,446  $  74,541  $ 295,007
                                                                   =========  =============  ===========  =========  =========

     Accumulation units                                              229,242      1,241,662      226,446     74,541    295,007

     Contracts in payout (annuitization) period                            0              0            0          0          0
                                                                   ---------  -------------  -----------  ---------  ---------

          Total net assets                                         $ 229,242  $   1,241,662  $   226,446  $  74,541  $ 295,007
                                                                   =========  =============  ===========  =========  =========

Accumulation units outstanding                                        14,174         44,237       21,567      8,343     18,228
                                                                   =========  =============  ===========  =========  =========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $ 229,242  $   1,237,518  $   226,446  $  74,541  $ 295,007
     Accumulation units outstanding                                   14,174         44,089       21,567      8,343     18,228
     Unit value of accumulation units                              $   16.17  $       28.07  $     10.50  $    8.93  $   16.18
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $       -  $           -  $         -  $       -  $       -
     Accumulation units outstanding                                        -              -            -          -          -
     Unit value of accumulation units                              $       -  $           -  $         -  $       -  $       -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $       -  $           -  $         -  $       -  $       -
     Accumulation units outstanding                                        -              -            -          -          -
     Unit value of accumulation units                              $       -  $           -  $         -  $       -  $       -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $       -  $       4,144  $         -  $       -  $       -
     Accumulation units outstanding                                        -            148            -          -          -
     Unit value of accumulation units                              $       -  $       28.00  $         -  $       -  $       -

                                                                                                     Goldman
                                                                    Foreign     Global    Global      Sachs
                                                                     Value       Bond    Equities   Research
                                                                   Portfolio  Portfolio  Portfolio  Portfolio
                                                                   (Class 3)  (Class 3)  (Class 3)  (Class 3)
                                                                   ---------  ---------  ---------  ---------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $       0  $       0  $       0  $       0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                0          0          0          0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                0          0          0          0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                          783,476    153,849     16,530     39,667
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                0          0          0          0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                0          0          0          0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                0          0          0          0

     Receivable from First SunAmerica Life Insurance Company               0          0          0          0
                                                                   ---------  ---------  ---------  ---------

Total Assets:                                                      $ 783,476  $ 153,849  $  16,530  $  39,667

Liabilities:
     Payable to First SunAmerica Life Insurance Company                    0          0          0          0
                                                                   ---------  ---------  ---------  ---------

Net Assets                                                         $ 783,476  $ 153,849  $  16,530  $  39,667
                                                                   =========  =========  =========  =========

     Accumulation units                                              783,476    153,849     16,530     39,667

     Contracts in payout (annuitization) period                            0          0          0          0
                                                                   ---------  ---------  ---------  ---------

          Total net assets                                         $ 783,476  $ 153,849  $  16,530  $  39,667
                                                                   =========  =========  =========  =========

Accumulation units outstanding                                        62,862      9,261      1,059      6,374
                                                                   =========  =========  =========  =========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $ 783,476  $ 153,849  $  13,044  $  39,667
     Accumulation units outstanding                                   62,862      9,261        837      6,374
     Unit value of accumulation units                              $   12.46  $   16.61  $   15.58  $    6.22
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $       -  $       -  $   2,718  $       -
     Accumulation units outstanding                                        -          -        173          -
     Unit value of accumulation units                              $       -  $       -  $   15.71  $       -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $       -  $       -  $     768  $       -
     Accumulation units outstanding                                        -          -         49          -
     Unit value of accumulation units                              $       -  $       -  $   15.66  $       -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $       -  $       -  $       -  $       -
     Accumulation units outstanding                                        -          -          -          -
     Unit value of accumulation units                              $       -  $       -  $       -  $       -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                                                        International  International
                                                                   Growth-      Growth      High-Yield   Diversified      Growth
                                                                   Income    Opportunities     Bond       Equities       & Income
                                                                  Portfolio    Portfolio     Portfolio    Portfolio      Portfolio
                                                                  (Class 3)    (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                                                  ---------  -------------  ----------  -------------  -------------
Assets:
    Investments in American Funds Insurance Series (Class 2),
        at net asset value                                        $       0  $           0  $        0  $           0  $           0
    Investments in Anchor Series Trust (Class 1 or Class 3),
        at net asset value                                                0              0           0              0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                0              0           0              0              0
    Investments in SunAmerica Series Trust (Class 1 or Class 3),
        at net asset value                                           95,119         53,763     176,263        561,266        226,874
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                0              0           0              0              0
    Investments in WM Variable Trust (Class 2),
        at net asset value                                                0              0           0              0              0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                0              0           0              0              0

    Receivable from First SunAmerica Life Insurance Company               0              0           0              0              0
                                                                  ---------  -------------  ----------  -------------  -------------

Total Assets:                                                     $  95,119  $      53,763  $  176,263  $     561,266  $     226,874

Liabilities:
    Payable to First SunAmerica Life Insurance Company                    0              0           0              0              0
                                                                  ---------  -------------  ----------  -------------  -------------

Net Assets                                                        $  95,119  $      53,763  $  176,263  $     561,266  $     226,874
                                                                  =========  =============  ==========  =============  =============

    Accumulation units                                               95,119         53,763     176,263        561,266        226,874

    Contracts in payout (annuitization) period                            0              0           0              0              0
                                                                  ---------  -------------  ----------  -------------  -------------

          Total net assets                                        $  95,119  $      53,763  $  176,263  $     561,266  $     226,874
                                                                  =========  =============  ==========  =============  =============

Accumulation units outstanding                                        3,707         11,799      11,768         60,439         20,248
                                                                  =========  =============  ==========  =============  =============

Contracts With Total Expenses of 1.52%:
    Net Assets                                                    $  95,119  $      53,763  $  176,263  $     561,266  $     226,874
    Accumulation units outstanding                                    3,707         11,799      11,768         60,439         20,248
    Unit value of accumulation units                              $   25.66  $        4.56  $    14.98  $        9.29  $       11.20
Contracts With Total Expenses of 1.55%:
    Net Assets                                                    $       -  $           -  $        -  $           -  $           -
    Accumulation units outstanding                                        -              -           -              -              -
    Unit value of accumulation units                              $       -  $           -  $        -  $           -  $           -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                    $       -  $           -  $        -  $           -  $           -
    Accumulation units outstanding                                        -              -           -              -              -
    Unit value of accumulation units                              $       -  $           -  $        -  $           -  $           -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                    $       -  $           -  $        -  $           -  $           -
    Accumulation units outstanding                                        -              -           -              -              -
    Unit value of accumulation units                              $       -  $           -  $        -  $           -  $           -

                                                                                  MFS
                                                                             Massachusetts     MFS
                                                                   Marsico     Investors     Mid-Cap   MFS Total
                                                                   Growth        Trust       Growth     Return
                                                                  Portfolio    Portfolio    Portfolio  Portfolio
                                                                  (Class 3)    (Class 3)    (Class 3)  (Class 3)
                                                                  ---------  -------------  ---------  ---------
Assets:
    Investments in American Funds Insurance Series (Class 2),
        at net asset value                                        $       0  $           0  $       0  $       0
    Investments in Anchor Series Trust (Class 1 or Class 3),
        at net asset value                                                0              0          0          0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                0              0          0          0
    Investments in SunAmerica Series Trust (Class 1 or Class 3),
        at net asset value                                           76,272        239,068    541,241    440,793
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                0              0          0          0
    Investments in WM Variable Trust (Class 2),
        at net asset value                                                0              0          0          0
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                0              0          0          0

    Receivable from First SunAmerica Life Insurance Company               0              0          0          0
                                                                  ---------  -------------  ---------  ---------

Total Assets:                                                     $  76,272  $     239,068  $ 541,241  $ 440,793

Liabilities:
    Payable to First SunAmerica Life Insurance Company                    0              0          0          0
                                                                  ---------  -------------  ---------  ---------

Net Assets                                                        $  76,272  $     239,068  $ 541,241  $ 440,793
                                                                  =========  =============  =========  =========

    Accumulation units                                               76,272        239,068    541,241    440,793

    Contracts in payout (annuitization) period                            0              0          0          0
                                                                  ---------  -------------  ---------  ---------

          Total net assets                                        $  76,272  $     239,068  $ 541,241  $ 440,793
                                                                  =========  =============  =========  =========

Accumulation units outstanding                                        8,026         13,304     57,625     19,335
                                                                  =========  =============  =========  =========

Contracts With Total Expenses of 1.52%:
    Net Assets                                                    $  76,272  $     239,068  $ 537,312  $ 436,636
    Accumulation units outstanding                                    8,026         13,304     57,208     19,152
    Unit value of accumulation units                              $    9.50  $       17.97  $    9.39  $   22.80
Contracts With Total Expenses of 1.55%:
    Net Assets                                                    $       -  $           -  $   2,375  $       -
    Accumulation units outstanding                                        -              -        252          -
    Unit value of accumulation units                              $       -  $           -  $    9.42  $       -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                    $       -  $           -  $   1,554  $       -
    Accumulation units outstanding                                        -              -        165          -
    Unit value of accumulation units                              $       -  $           -  $    9.41  $       -
Contracts With Total Expenses of 1.72%:
    Net Assets                                                    $       -  $           -  $       -  $   4,157
    Accumulation units outstanding                                        -              -          -        183
    Unit value of accumulation units                              $       -  $           -  $       -  $   22.72

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                    Putnam
                                                                    Growth:      Real     Small & Mid  SunAmerica
                                                                    Voyager     Estate     Cap Value    Balanced   Technology
                                                                   Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                                                   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                                                   ---------  ----------  -----------  ----------  ----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $       0  $        0  $         0  $        0  $        0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                0           0            0           0           0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                0           0            0           0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                            5,832      85,564      564,741     118,608     119,727
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                0           0            0           0           0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                0           0            0           0           0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                0           0            0           0           0

     Receivable from First SunAmerica Life Insurance Company               0           0            0           0           0
                                                                   ---------  ----------  -----------  ----------  ----------

Total Assets:                                                      $   5,832  $   85,564  $   564,741  $  118,608  $  119,727

Liabilities:
     Payable to First SunAmerica Life Insurance Company                    0           0            0           0           0
                                                                   ---------  ----------  -----------  ----------  ----------

Net Assets                                                         $   5,832  $   85,564  $   564,741  $  118,608  $  119,727
                                                                   =========  ==========  ===========  ==========  ==========

     Accumulation units                                                5,832      85,564      564,741     118,608     119,727

     Contracts in payout (annuitization) period                            0           0            0           0           0
                                                                   ---------  ----------  -----------  ----------  ----------

          Total net assets                                         $   5,832  $   85,564  $   564,741  $  118,608  $  119,727
                                                                   =========  ==========  ===========  ==========  ==========

Accumulation units outstanding                                           347       5,331       41,560       8,383      47,049
                                                                   =========  ==========  ===========  ==========  ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $   5,832  $   85,564  $   564,741  $  118,608  $   96,821
     Accumulation units outstanding                                      347       5,331       41,560       8,383      38,061
     Unit value of accumulation units                              $   16.80  $    16.05  $     13.59  $    14.15  $     2.54
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $       -  $        -  $         -  $        -  $   22,758
     Accumulation units outstanding                                        -           -            -           -       8,930
     Unit value of accumulation units                              $       -  $        -  $         -  $        -  $     2.55
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $       -  $        -  $         -  $        -  $      148
     Accumulation units outstanding                                        -           -            -           -          58
     Unit value of accumulation units                              $       -  $        -  $         -  $        -  $     2.53
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $       -  $        -  $         -  $        -  $        -
     Accumulation units outstanding                                        -           -            -           -           -
     Unit value of accumulation units                              $       -  $        -  $         -  $        -  $        -

                                                                    Telecom    Worldwide               Emerging
                                                                    Utility   High Income   Comstock    Growth
                                                                   Portfolio   Portfolio   Portfolio   Portfolio
                                                                   (Class 3)   (Class 3)   (Class II)  (Class II)
                                                                   ---------  -----------  ----------  ----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $       0  $         0  $        0  $        0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                0            0           0           0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                0            0           0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                           14,522       15,184           0           0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                0            0     282,212      82,010
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                0            0           0           0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                0            0           0           0

     Receivable from First SunAmerica Life Insurance Company               0            0           0          10
                                                                   ---------  -----------  ----------  ----------

Total Assets:                                                      $  14,522  $    15,184  $  282,212  $   82,020

Liabilities:
     Payable to First SunAmerica Life Insurance Company                    0            0           0           0
                                                                   ---------  -----------  ----------  ----------

Net Assets                                                         $  14,522  $    15,184  $  282,212  $   82,020
                                                                   =========  ===========  ==========  ==========

     Accumulation units                                               14,522       15,184     282,212      82,020

     Contracts in payout (annuitization) period                            0            0           0           0
                                                                   ---------  -----------  ----------  ----------

          Total net assets                                         $  14,522  $    15,184  $  282,212  $   82,020
                                                                   =========  ===========  ==========  ==========

Accumulation units outstanding                                         1,443          875      26,868       9,368
                                                                   =========  ===========  ==========  ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $  14,522  $    15,184  $  273,145  $   82,020
     Accumulation units outstanding                                    1,443          875      26,003       9,368
     Unit value of accumulation units                              $   10.07  $     17.34  $    10.50  $     8.76
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $       -  $         -  $    4,608  $        -
     Accumulation units outstanding                                        -            -         440           -
     Unit value of accumulation units                              $       -  $         -  $    10.48  $        -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $       -  $         -  $      302  $        -
     Accumulation units outstanding                                        -            -          29           -
     Unit value of accumulation units                              $       -  $         -  $    10.41  $        -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $       -  $         -  $    4,157  $        -
     Accumulation units outstanding                                        -            -         396           -
     Unit value of accumulation units                              $       -  $         -  $    10.50  $        -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                  Growth and               Conservative  Conservative
                                                                    Income      Balanced     Balanced       Growth     Equity Income
                                                                   Portfolio   Portfolio    Portfolio      Portfolio       Fund
                                                                  (Class II)   (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                  ----------  -----------  ------------  ------------  -------------
Assets:
    Investments in American Funds Insurance Series (Class 2),
        at net asset value                                        $        0  $         0  $          0  $          0  $           0
    Investments in Anchor Series Trust (Class 1 or Class 3),
        at net asset value                                                 0            0             0             0              0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                 0            0             0             0              0
    Investments in SunAmerica Series Trust (Class 1 or Class 3),
        at net asset value                                                 0            0             0             0              0
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                           819,437            0             0             0              0
    Investments in WM Variable Trust (Class 2),
        at net asset value                                                 0    2,893,888       155,710     1,081,845        154,694
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                 0            0             0             0              0

    Receivable from First SunAmerica Life Insurance Company                0            0             0             0              0
                                                                  ----------  -----------  ------------  ------------  -------------

Total Assets:                                                     $  819,437  $ 2,893,888  $    155,710  $  1,081,845  $     154,694

Liabilities:
    Payable to First SunAmerica Life Insurance Company                     0            0             0             0              0
                                                                  ----------  -----------  ------------  ------------  -------------

Net Assets                                                        $  819,437  $ 2,893,888  $    155,710  $  1,081,845  $     154,694
                                                                  ==========  ===========  ============  ============  =============

    Accumulation units                                               819,437    2,893,888       155,710     1,081,845        154,694

    Contracts in payout (annuitization) period                             0            0             0             0              0
                                                                  ----------  -----------  ------------  ------------  -------------

          Total net assets                                        $  819,437  $ 2,893,888  $    155,710  $  1,081,845  $     154,694
                                                                  ==========  ===========  ============  ============  =============

Accumulation units outstanding                                        74,112      355,002        25,358       129,839         22,122
                                                                  ==========  ===========  ============  ============  =============

Contracts With Total Expenses of 1.52%:
    Net Assets                                                    $  819,437  $         -  $          -  $          -  $           -
    Accumulation units outstanding                                    74,112            -             -             -              -
    Unit value of accumulation units                              $    11.06  $         -  $          -  $          -  $           -
Contracts With Total Expenses of 1.55%:
    Net Assets                                                    $        -  $ 2,153,074  $    152,950  $    899,118  $     127,806
    Accumulation units outstanding                                         -      263,974        24,908       107,877         18,266
    Unit value of accumulation units                              $        -  $      8.16  $       6.14  $       8.33  $        7.00
Contracts With Total Expenses of 1.70%:
    Net Assets                                                    $        -  $   740,814  $      2,760  $    182,727  $      26,888
    Accumulation units outstanding                                         -       91,028           450        21,962          3,856
    Unit value of accumulation units                              $        -  $      8.14  $       6.13  $       8.32  $        6.97
Contracts With Total Expenses of 1.72%:
    Net Assets                                                    $        -  $         -  $          -  $          -  $           -
    Accumulation units outstanding                                         -            -             -             -              -
    Unit value of accumulation units                              $        -  $         -  $          -  $          -  $           -

                                                                   Flexible              Growth
                                                                    Income    Growth    & Income    Income
                                                                  Portfolio    Fund       Fund       Fund
                                                                  (Class 2)  (Class 2)  (Class 2)  (Class 2)
                                                                  ---------  ---------  ---------  ---------
Assets:
    Investments in American Funds Insurance Series (Class 2),
        at net asset value                                        $       0  $       0  $       0  $       0
    Investments in Anchor Series Trust (Class 1 or Class 3),
        at net asset value                                                0          0          0          0
    Investments in Lord Abbett Series Fund, Inc. (Class VC),
        at net asset value                                                0          0          0          0
    Investments in SunAmerica Series Trust (Class 1 or Class 3),
        at net asset value                                                0          0          0          0
    Investments in Van Kampen Life Investment Trust (Class II),
        at net asset value                                                0          0          0          0
    Investments in WM Variable Trust (Class 2),
        at net asset value                                          734,464     58,372     25,129    168,795
    Investments in Nations Separate Account Trust (Class B),
        at net asset value                                                0          0          0          0

    Receivable from First SunAmerica Life Insurance Company               0          0          0          0
                                                                  ---------  ---------  ---------  ---------

Total Assets:                                                     $ 734,464  $  58,372  $  25,129  $ 168,795

Liabilities:
    Payable to First SunAmerica Life Insurance Company                    0          0          0          0
                                                                  ---------  ---------  ---------  ---------

Net Assets                                                        $ 734,464  $  58,372  $  25,129  $ 168,795
                                                                  =========  =========  =========  =========

    Accumulation units                                              734,464     58,372     25,129    168,795

    Contracts in payout (annuitization) period                            0          0          0          0
                                                                  ---------  ---------  ---------  ---------

          Total net assets                                        $ 734,464  $  58,372  $  25,129  $ 168,795
                                                                  =========  =========  =========  =========

Accumulation units outstanding                                      100,809      9,520      4,329     25,314
                                                                  =========  =========  =========  =========

Contracts With Total Expenses of 1.52%:
    Net Assets                                                    $       -  $       -  $       -  $       -
    Accumulation units outstanding                                        -          -          -          -
    Unit value of accumulation units                              $       -  $       -  $       -  $       -
Contracts With Total Expenses of 1.55%:
    Net Assets                                                    $ 715,005  $   4,022  $  23,761  $ 116,783
    Accumulation units outstanding                                   98,131        654      4,093     17,501
    Unit value of accumulation units                              $    7.29  $    6.15  $    5.81  $    6.67
Contracts With Total Expenses of 1.70%:
    Net Assets                                                    $  19,459  $  54,350  $   1,368  $  52,012
    Accumulation units outstanding                                    2,678      8,866        236      7,813
    Unit value of accumulation units                              $    7.27  $    6.13  $    5.80  $    6.66
Contracts With Total Expenses of 1.72%:
    Net Assets                                                    $       -  $       -  $       -  $       -
    Accumulation units outstanding                                        -          -          -          -
    Unit value of accumulation units                              $       -  $       -  $       -  $       -

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                   International     Mid       Money                 Short Term
                                                                      Growth      Cap Stock    Market       REIT       Income
                                                                       Fund          Fund       Fund        Fund        Fund
                                                                     (Class 2)    (Class 2)  (Class 2)*  (Class 2)*  (Class 2)
                                                                   -------------  ---------  ----------  ----------  ----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $           0  $       0  $        0  $        0  $        0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                    0          0           0           0           0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                    0          0           0           0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                    0          0           0           0           0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                    0          0           0           0           0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                               20,168     31,722         139         230      21,515
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                    0          0           0           0           0

     Receivable from First SunAmerica Life Insurance Company                   0          0           0           0           0
                                                                   -------------  ---------  ----------  ----------  ----------

Total Assets:                                                      $      20,168  $  31,722  $      139  $      230  $   21,515

Liabilities:
     Payable to First SunAmerica Life Insurance Company                        0          0           0           0           0
                                                                   -------------  ---------  ----------  ----------  ----------

Net Assets                                                         $      20,168  $  31,722  $      139  $      230  $   21,515
                                                                   =============  =========  ==========  ==========  ==========

     Accumulation units                                                   20,168     31,722         139         230      21,515

     Contracts in payout (annuitization) period                                0          0           0           0           0
                                                                   -------------  ---------  ----------  ----------  ----------

          Total net assets                                         $      20,168  $  31,722  $      139  $      230  $   21,515
                                                                   =============  =========  ==========  ==========  ==========

Accumulation units outstanding                                             4,016      4,318          25          20       3,358
                                                                   =============  =========  ==========  ==========  ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $           -  $       -  $        -  $        -  $        -
     Accumulation units outstanding                                            -          -           -           -           -
     Unit value of accumulation units                              $           -  $       -  $        -  $        -  $        -
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $      20,030  $  31,588  $       70  $      115  $   21,412
     Accumulation units outstanding                                        3,988      4,300          13          10       3,342
     Unit value of accumulation units                              $        5.02  $    7.35  $     5.70  $    11.54  $     6.41
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $         138  $     134  $       69  $      115  $      103
     Accumulation units outstanding                                           28         18          12          10          16
     Unit value of accumulation units                              $        4.99  $    7.35  $     5.68  $    11.50  $     6.40
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $           -  $       -  $        -  $        -  $        -
     Accumulation units outstanding                                            -          -           -           -           -
     Unit value of accumulation units                              $           -  $       -  $        -  $        -  $        -

                                                                     Small    Strategic        U.S.       West Coast
                                                                   Cap Stock   Growth       Government      Equity
                                                                      Fund    Portfolio  Securities Fund     Fund
                                                                   (Class 2)  (Class 2)     (Class 2)     (Class 2)
                                                                   ---------  ---------  ---------------  ----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                        $       0  $       0  $             0  $        0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                0          0                0           0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                0          0                0           0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                0          0                0           0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                0          0                0           0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                           24,423    231,464          148,541      12,777
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                0          0                0           0

     Receivable from First SunAmerica Life Insurance Company               0          0                0           0
                                                                   ---------  ---------  ---------------  ----------

Total Assets:                                                      $  24,423  $ 231,464  $       148,541  $   12,777

Liabilities:
     Payable to First SunAmerica Life Insurance Company                    0          0                0           0
                                                                   ---------  ---------  ---------------  ----------

Net Assets                                                         $  24,423  $ 231,464  $       148,541  $   12,777
                                                                   =========  =========  ===============  ==========

     Accumulation units                                               24,423    231,464          148,541      12,777

     Contracts in payout (annuitization) period                            0          0                0           0
                                                                   ---------  ---------  ---------------  ----------

          Total net assets                                         $  24,423  $ 231,464  $       148,541  $   12,777
                                                                   =========  =========  ===============  ==========

Accumulation units outstanding                                         3,772     25,846           23,852       1,354
                                                                   =========  =========  ===============  ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                    $       -  $       -  $             -  $        -
     Accumulation units outstanding                                        -          -                -           -
     Unit value of accumulation units                              $       -  $       -  $             -  $        -
Contracts With Total Expenses of 1.55%:
     Net Assets                                                    $  24,253  $ 203,117  $        17,443  $   12,623
     Accumulation units outstanding                                    3,745     22,673            2,796       1,337
     Unit value of accumulation units                              $    6.47  $    8.96  $          6.24  $     9.44
Contracts With Total Expenses of 1.70%:
     Net Assets                                                    $     170  $  28,347  $       131,098  $      154
     Accumulation units outstanding                                       27      3,173           21,056          17
     Unit value of accumulation units                              $    6.45  $    8.93  $          6.23  $     9.41
Contracts With Total Expenses of 1.72%:
     Net Assets                                                    $       -  $       -  $             -  $        -
     Accumulation units outstanding                                        -          -                -           -
     Unit value of accumulation units                              $       -  $       -  $             -  $        -

* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                  (Continued)

                                                                                  Nations
                                                                      Nations     Marsico
                                                                    High Yield    Focused
                                                                       Bond      Equities
                                                                    Portfolio    Portfolio
                                                                    (Class B)*   (Class B)*
                                                                    ----------   ----------
Assets:
     Investments in American Funds Insurance Series (Class 2),
         at net asset value                                         $        0   $        0
     Investments in Anchor Series Trust (Class 1 or Class 3),
         at net asset value                                                  0            0
     Investments in Lord Abbett Series Fund, Inc. (Class VC),
         at net asset value                                                  0            0
     Investments in SunAmerica Series Trust (Class 1 or Class 3),
         at net asset value                                                  0            0
     Investments in Van Kampen Life Investment Trust (Class II),
         at net asset value                                                  0            0
     Investments in WM Variable Trust (Class 2),
         at net asset value                                                  0            0
     Investments in Nations Separate Account Trust (Class B),
         at net asset value                                                216          214

     Receivable from First SunAmerica Life Insurance Company                 0            0
                                                                    ----------   ----------

Total Assets:                                                       $      216   $      214

Liabilities:
     Payable to First SunAmerica Life Insurance Company                      0            0
                                                                    ----------   ----------

Net Assets                                                          $      216   $      214
                                                                    ==========   ==========

     Accumulation units                                                    216          214

     Contracts in payout (annuitization) period                              0            0
                                                                    ----------   ----------

          Total net assets                                          $      216   $      214
                                                                    ==========   ==========

Accumulation units outstanding                                              16           22
                                                                    ==========   ==========

Contracts With Total Expenses of 1.52%:
     Net Assets                                                     $      108   $      107
     Accumulation units outstanding                                          8           11
     Unit value of accumulation units                               $    13.13   $     9.42
Contracts With Total Expenses of 1.55%:
     Net Assets                                                     $        -   $        -
     Accumulation units outstanding                                          -            -
     Unit value of accumulation units                               $        -   $        -
Contracts With Total Expenses of 1.70%:
     Net Assets                                                     $        -   $        -
     Accumulation units outstanding                                          -            -
     Unit value of accumulation units                               $        -   $        -
Contracts With Total Expenses of 1.72%:
     Net Assets                                                     $      108   $      107
     Accumulation units outstanding                                          8           11
     Unit value of accumulation units                               $    13.10   $     9.40

* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

                                                                            Net Asset Value   Net Asset
Variable Accounts                                                Shares        Per Share        Value        Cost
---------------------------------------------------------------  ---------  ---------------  -----------  -----------
AMERICAN FUNDS INSURANCE SERIES:

         Global Growth Fund (Class 2)                               19,754  $         15.25  $   301,244  $   258,346
         Growth Fund (Class 2)                                      16,004            45.50      728,191      617,479
         Growth-Income Fund (Class 2)                               31,537            33.48    1,055,867      899,538

ANCHOR SERIES TRUST:
         Asset Allocation Portfolio (Class 1)                      969,527  $         13.72  $13,303,464  $13,771,334
         Capital Appreciation Portfolio (Class 1)                  990,049            30.29   29,987,101   33,296,062
         Government and Quality Bond Portfolio (Class 1)         2,033,905            15.21   30,937,469   30,841,772
         Growth Portfolio (Class 1)                                635,957            25.01   15,900,218   17,844,378
         Natural Resources Portfolio (Class 1)                     156,268            26.17    4,088,986    2,834,887
         Asset Allocation Portfolio (Class 3)                       14,178            13.70      194,167      187,310
         Capital Appreciation Portfolio (Class 3)                   25,938            30.15      782,091      724,588
         Government and Quality Bond Portfolio (Class 3)           103,567            15.18    1,572,553    1,587,170
         Growth Portfolio (Class 3)                                 28,089            24.97      701,239      634,452
         Natural Resources Portfolio (Class 3)                       2,257            26.11       58,938       46,105

LORD ABBETT SERIES FUND, INC.:
         Growth and Income Portfolio (Class VC)                     24,384  $         24.52  $   597,903  $   523,868

SUNAMERICA SERIES TRUST:
         Aggressive Growth Porfolio (Class 1)                    1,021,491  $          8.73  $ 8,912,662  $13,955,785
         Alliance Growth Portfolio (Class 1)                     2,397,477            17.54   42,054,276   62,966,880
         Blue Chip Growth Portfolio (Class 1)                      285,693             6.10    1,742,597    1,616,503
         Cash Management Portfolio (Class 1)                     1,062,505            10.67   11,340,723   11,647,125
         Corporate Bond Portfolio (Class 1)                      1,181,603            11.79   13,926,798   13,397,588
         Davis Venture Value Portfolio (Class 1)                 2,340,532            23.22   54,337,751   49,302,598
         "Dogs" of Wall Street Portfolio (Class 1)                 311,769            10.01    3,120,684    2,786,981
         Emerging Markets Portfolio (Class 1)                      525,222             9.34    4,906,961    4,364,401
         Federated American Leaders Portfolio (Class 1)            677,920            15.08   10,224,445    9,500,232
         Global Bond Portfolio (Class 1)                           366,091            11.29    4,133,971    4,043,494
         Global Equities Portfolio (Class 1)                       624,618            10.35    6,461,769    9,360,961
         Goldman Sachs Research Portfolio (Class 1)                 99,489             6.58      654,480      627,724
         Growth-Income Portfolio (Class 1)                       1,678,702            21.57   36,217,891   40,298,870
         Growth Opportunities Portfolio (Class 1)                  171,284             4.79      821,018      865,659
         High-Yield Bond Portfolio (Class 1)                     2,139,032             6.78   14,496,501   13,981,207
         International Diversified Equities Portfolio (Class 1)  1,006,663             6.88    6,924,952    9,453,958
         International Growth & Income Portfolio (Class 1)         701,815            10.02    7,035,538    6,902,482
         MFS Massachusetts Investors Trust Portfolio (Class 1)     925,842            10.45    9,672,428   11,309,656
         MFS Mid-Cap Growth Portfolio (Class 1)                    858,189             7.95    6,820,057   10,237,299
         MFS Total Return Portfolio (Class 1)                    1,246,490            15.96   19,895,547   18,638,274
         Putnam Growth: Voyager Portfolio (Class 1)                771,575            13.95   10,762,920   16,016,893
         Real Estate Portfolio (Class 1)                           363,923            15.07    5,485,425    4,186,709
         SunAmerica Balanced Portfolio (Class 1)                 1,008,538            13.31   13,427,997   15,715,874
         Technology Portfolio (Class 1)                            414,820             2.70    1,117,979    1,007,698
         Telecom Utility Portfolio (Class 1)                       306,540             7.87    2,413,780    3,546,182
         Worldwide High Income Portfolio (Class 1)                 631,604             7.48    4,723,520    4,902,304
         Aggressive Growth Portfolio (Class 3)                       5,519             8.70       48,008       46,235
         Alliance Growth Portfolio (Class 3)                        45,354            17.51      794,091      721,244
         Blue Chip Growth Portfolio (Class 3)                       24,726             6.09      150,606      138,919
         Cash Management Portfolio (Class 3)                        51,440            10.65      547,633      549,922
         Corporate Bond Portfolio (Class 3)                         19,492            11.76      229,242      228,458
         Davis Venture Value Portfolio (Class 3)                    53,594            23.17    1,241,662    1,089,772
         "Dogs" of Wall Street Portfolio (Class 3)                  22,669             9.99      226,446      198,151
         Emerging Markets Portfolio (Class 3)                        8,003             9.31       74,541       60,293
         Federated American Leaders Portfolio (Class 3)             19,603            15.05      295,007      253,588
         Foreign Value Portfolio (Class 3)                          62,257            12.58      783,476      694,516
         Global Bond Portfolio (Class 3)                            13,676            11.25      153,849      153,603
         Global Equities Portfolio (Class 3)                         1,605            10.30       16,530       15,626
         Goldman Sachs Research Portfolio (Class 3)                  6,061             6.54       39,667       36,083
         Growth-Income Portfolio (Class 3)                           4,417            21.53       95,119       90,573
         Growth Opportunities Portfolio (Class 3)                   11,277             4.77       53,763       49,702
         High-Yield Bond Portfolio (Class 3)                        26,059             6.76      176,263      171,994
         International Diversified Equities Portfolio (Class 3)     82,031             6.84      561,266      502,340
         International Growth & Income Portfolio (Class 3)          22,589            10.04      226,874      204,858
         Marsico Growth Portfolio (Class 3)                          7,686             9.92       76,272       72,403
         MFS Massachusetts Investors Trust Portfolio (Class 3)      22,907            10.44      239,068      225,376
         MFS Mid-Cap Growth Portfolio (Class 3)                     68,455             7.91      541,241      493,691
         MFS Total Return Portfolio (Class 3)                       27,609            15.97      440,793      423,330
         Putnam Growth: Voyager Portfolio (Class 3)                    419            13.92        5,832        5,610
         Real Estate Portfolio (Class 3)                             5,692            15.03       85,564       79,464
         Small & Mid Cap Value Portfolio (Class 3)                  40,929            13.80      564,741      476,403
         SunAmerica Balanced Portfolio (Class 3)                     8,927            13.29      118,608      114,649
         Technology Portfolio (Class 3)                             44,575             2.69      119,727      109,062
         Telecom Utility Portfolio (Class 3)                         1,847             7.86       14,522       14,186
         Worldwide High Income Portfolio (Class 3)                   2,039             7.45       15,184       15,084

VAN KAMPEN LIFE INVESTMENT TRUST:
         Comstock Portfolio (Class II)                              24,018  $         11.75  $   282,212  $   259,534
         Emerging Growth Portfolio (Class II)                        3,389            24.20       82,010       78,970
         Growth and Income Portfolio (Class II)                     48,117            17.03      819,437      746,863

WM VARIABLE TRUST:
         Balanced Portfolio (Class 2)                              195,269  $         14.82  $ 2,893,888  $ 2,655,925
         Conservative Balanced Portfolio  (Class 2)                 14,015            11.11      155,710      150,503
         Conservative Growth Portfolio (Class 2)                    70,941            15.25    1,081,845      983,296
         Equity Income Fund (Class 2)                               11,169            13.85      154,694      144,218
         Flexible Income Portfolio (Class 2)                        53,807            13.65      734,464      702,493
         Growth Fund (Class 2)                                       4,872            11.98       58,372       55,348
         Growth & Income Fund (Class 2)                              1,497            16.79       25,129       23,568
         Income Fund (Class 2)                                      15,166            11.12      168,795      162,104
         International Growth Fund (Class 2)                         1,778            11.34       20,168       18,682
         Mid Cap Stock Fund (Class 2)                                2,176            14.58       31,722       29,343
         Money Market Fund (Class 2) *                                 139             1.00          139          139
         REIT Fund (Class 2) *                                          18            13.03          230          208
         Short Term Income Fund (Class 2)                            8,212             2.62       21,515       21,239
         Small Cap Stock Fund (Class 2)                              2,612             9.35       24,423       21,737
         Strategic Growth Portfolio (Class 2)                       14,096            16.42      231,464      198,780
         U.S. Government Securities Fund (Class 2)                  13,882            10.70      148,541      152,873
         West Coast Equity Fund (Class 2)                              707            18.08       12,777       12,066

NATIONS SEPARATE ACCOUNT TRUST (Class B):
         Nations High Yield Bond Portfolio *                            21  $         10.41  $       216  $       213
         Nations Marsico Focused Equities Portfolio *                   14            15.16          214          197

* Retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003

                                                                                                           Government
                                           Global                 Growth        Asset        Capital          and
                                           Growth     Growth       Income    Allocation    Appreciation   Quality Bond    Growth
                                            Fund       Fund         Fund      Portfolio      Portfolio     Portfolio     Portfolio
                                          (Class 2)  (Class 2)   (Class 2)    (Class 1)      (Class 1)      (Class 1)    (Class 1)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------
Investment income:
        Dividends                         $    433   $     667   $   8,100   $   436,566   $          0   $  1,474,014  $    77,614
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------
            Total investment income            433         667       8,100       436,566              0      1,474,014       77,614
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Expenses:
        Mortality and expense risk charge   (1,613)     (4,716)     (6,238)     (166,321)      (376,432)      (540,638)    (192,864)
        Distribution expense charge           (177)       (516)       (683)      (18,210)       (41,215)       (59,193)     (21,116)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

            Total expenses                  (1,790)     (5,232)     (6,921)     (184,531)      (417,647)      (599,831)    (213,980)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Net investment income (loss)                (1,357)     (4,565)      1,179       252,035       (417,647)       874,183     (136,366)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Net realized gains (losses)
  from securities transactions:
        Proceeds from shares sold           92,000     181,994      28,315     2,196,172      6,496,703     22,507,547    2,883,742
        Cost of shares sold                (86,389)   (164,146)    (24,356)   (2,569,938)    (8,710,723)   (21,937,157)  (3,987,281)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Net realized gains (losses) from
 securities transactions                     5,611      17,848       3,959      (373,766)    (2,214,020)       570,390   (1,103,539)
Realized gain distributions                      0           0           0             0              0        270,171            0
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Net realized gains (losses)                  5,611      17,848       3,959      (373,766)    (2,214,020)       840,561   (1,103,539)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Net unrealized appreciation
 (depreciation) of investments:
        Beginning of period                     (5)         (9)         (7)   (2,936,994)   (13,190,504)     1,433,359   (6,754,839)
        End of period                       42,898     110,712     156,329      (467,870)    (3,308,961)        95,697   (1,944,160)
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Change in net unrealized appreciation
    (depreciation) of investments           42,903     110,721     156,336     2,469,124      9,881,543     (1,337,662)   4,810,679
                                          ---------  ---------   ---------   -----------   ------------   ------------  -----------

Increase (decrease) in net
  assets from operations                  $ 47,157   $ 124,004   $ 161,474   $ 2,347,393   $  7,249,876   $    377,082  $ 3,570,774
                                          ========   =========   =========   ===========   ============   ============  ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)


                                                                                                           Government
                                                               Natural         Asset         Capital           and
                                                              Resources     Allocation    Appreciation    Quality Bond
                                                              Portfolio      Portfolio      Portfolio       Portfolio
                                                              (Class 1)      (Class 3)      (Class 3)       (Class 3)
                                                             -----------    -----------   ------------    ------------
Investment income:
        Dividends                                            $    24,645    $     2,047   $          0    $     23,469
                                                             -----------    -----------   ------------    ------------
            Total investment income                               24,645          2,047              0          23,469
                                                             -----------    -----------   ------------    ------------
Expenses:

        Mortality and expense risk charge                        (46,048)          (407)        (2,504)         (6,913)
        Distribution expense charge                               (5,042)           (45)          (274)           (756)
                                                             -----------    -----------   ------------    ------------
            Total expenses                                       (51,090)          (452)        (2,778)         (7,669)
                                                             -----------    -----------   ------------    ------------
Net investment income (loss)                                     (26,445)         1,595         (2,778)         15,800
                                                             -----------    -----------   ------------    ------------
Net realized gains (losses) from securities transactions:

        Proceeds from shares sold                                850,573            417         46,545         326,972
        Cost of shares sold                                     (777,375)          (413)       (44,121)       (325,969)
                                                             -----------    -----------   ------------    ------------
Net realized gains (losses) from securities transactions          73,198              4          2,424           1,003
Realized gain distributions                                       26,397              0              0           4,487
                                                             -----------    -----------   ------------    ------------
Net realized gains (losses)                                       99,595              4          2,424           5,490
                                                             -----------    -----------   ------------    ------------
Net unrealized appreciation (depreciation) of investments:

        Beginning of period                                        7,693             (1)            (7)              2
        End of period                                          1,254,099          6,857         57,503         (14,617)
                                                             -----------    -----------   ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                              1,246,406          6,858         57,510         (14,619)
                                                             -----------    -----------   ------------    ------------
Increase (decrease) in net assets from operations            $ 1,319,556    $     8,457   $     57,156    $      6,671
                                                             ===========    ===========   ============    ============

                                                                             Natural       Growth
                                                               Growth       Resources    and Income
                                                             Portfolio      Portfolio     Portfolio
                                                             (Class 3)      (Class 3)    (Class VC)
                                                             ----------    ----------    ----------
Investment income:
        Dividends                                            $      912    $      202    $    3,200
                                                             ----------    ----------    ----------
            Total investment income                                 912           202         3,200
                                                             ----------    ----------    ----------
Expenses:
        Mortality and expense risk charge                        (2,829)         (296)       (3,047)
        Distribution expense charge                                (310)          (32)         (334)
                                                             ----------    ----------    ----------
            Total expenses                                       (3,139)         (328)       (3,381)
                                                             ----------    ----------    ----------
Net investment income (loss)                                     (2,227)         (126)         (181)
                                                             ----------    ----------    ----------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               103,561         7,888       155,245
        Cost of shares sold                                     (99,413)       (7,748)     (145,156)
                                                             ----------    ----------    ----------
Net realized gains (losses) from securities transactions          4,148           140        10,089
Realized gain distributions                                           0           275             0
                                                             ----------    ----------    ----------
Net realized gains (losses)                                       4,148           415        10,089
                                                             ----------    ----------    ----------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                          (6)            4            (6)
        End of period                                            66,787        12,833        74,035
                                                             ----------    ----------    ----------
Change in net unrealized appreciation
    (depreciation) of investments                                66,793        12,829        74,041
                                                             ----------    ----------    ----------
Increase (decrease) in net assets from operations            $   68,714    $   13,118    $   83,949
                                                             ==========    ==========    ==========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                              Aggressive       Alliance       Blue Chip          Cash
                                                                Growth          Growth         Growth         Management
                                                               Portfolio       Portfolio      Portfolio       Portfolio
                                                               (Class 1)       (Class 1)      (Class 1)       (Class 1)
                                                             ------------    ------------    ------------    ------------
Investment income:
        Dividends                                            $          0    $    101,971    $      2,745    $    310,800
                                                             ------------    ------------    ------------    ------------
            Total investment income                                     0         101,971           2,745         310,800
                                                             ------------    ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                        (114,571)       (549,866)        (19,193)       (274,777)
        Distribution expense charge                               (12,545)        (60,205)         (2,101)        (30,085)
                                                             ------------    ------------    ------------    ------------
            Total expenses                                       (127,116)       (610,071)        (21,294)       (304,862)
                                                             ------------    ------------    ------------    ------------
Net investment income (loss)                                     (127,116)       (508,100)        (18,549)          5,938
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               2,350,481       7,826,519         287,696      96,592,024
        Cost of shares sold                                    (4,354,106)    (13,562,994)       (301,722)    (96,870,775)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions       (2,003,625)     (5,736,475)        (14,026)       (278,751)
Realized gain distributions                                             0               0               0               0
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses)                                    (2,003,625)     (5,736,475)        (14,026)       (278,751)
                                                             ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                    (9,080,980)    (35,717,651)       (222,839)       (412,990)
        End of period                                          (5,043,123)    (20,912,604)        126,094        (306,402)
                                                             ------------    ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                               4,037,857      14,805,047         348,933         106,588
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations            $  1,907,116    $  8,560,472    $    316,358    $   (166,225)
                                                             ============    ============    ============    ============

                                                                                 Davis
                                                              Corporate         Venture       "Dogs" of
                                                                Bond             Value       Wall Street
                                                              Portfolio        Portfolio      Portfolio
                                                              (Class 1)        (Class 1)      (Class 1)
                                                             ------------    ------------    ------------
Investment income:
        Dividends                                            $    802,875    $    418,058    $     74,315
                                                             ------------    ------------    ------------
            Total investment income                               802,875         418,058          74,315
                                                             ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                        (185,682)       (664,484)        (37,002)
        Distribution expense charge                               (20,330)        (72,754)         (4,051)
                                                             ------------    ------------    ------------
            Total expenses                                       (206,012)       (737,238)        (41,053)
                                                             ------------    ------------    ------------
Net investment income (loss)                                      596,863        (319,180)         33,262
                                                             ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               3,852,188       9,454,871       1,249,955
        Cost of shares sold                                    (3,697,224)    (10,438,396)     (1,337,470)
                                                             ------------    ------------    ------------
Net realized gains (losses) from securities transactions          154,964        (983,525)        (87,515)
Realized gain distributions                                             0               0               0
                                                             ------------    ------------    ------------
Net realized gains (losses)                                       154,964        (983,525)        (87,515)
                                                             ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                        21,763      (9,576,241)       (133,405)
        End of period                                             529,210       5,035,153         333,703
                                                             ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                                 507,447      14,611,394         467,108
                                                             ------------    ------------    ------------
Increase (decrease) in net assets from operations            $  1,259,274    $ 13,308,689    $    412,855
                                                             ============    ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                                              Federated
                                                              Emerging        American         Global           Global
                                                               Markets         Leaders          Bond           Equities
                                                              Portfolio       Portfolio       Portfolio       Portfolio
                                                              (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                                             ------------    ------------    ------------    ------------
Investment income:
        Dividends                                            $          0    $    143,547    $          0    $     15,892
                                                             ------------    ------------    ------------    ------------
            Total investment income                                     0         143,547               0          15,892
                                                             ------------    ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                         (59,359)       (124,344)        (60,376)        (82,841)
        Distribution expense charge                                (6,499)        (13,614)         (6,611)         (9,070)
                                                             ------------    ------------    ------------    ------------
            Total expenses                                        (65,858)       (137,958)        (66,987)        (91,911)
                                                             ------------    ------------    ------------    ------------
Net investment income (loss)                                      (65,858)          5,589         (66,987)        (76,019)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                              18,213,522       2,731,823       1,259,778       5,682,318
        Cost of shares sold                                   (17,935,110)     (3,036,904)     (1,239,954)     (6,586,626)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions          278,412        (305,081)         19,824        (904,308)
Realized gain distributions                                             0               0               0               0
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses)                                       278,412        (305,081)         19,824        (904,308)
                                                             ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                    (1,221,813)     (1,712,129)        (48,830)     (5,242,303)
        End of period                                             542,560         724,213          90,477      (2,899,192)
                                                             ------------    ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                               1,764,373       2,436,342         139,307       2,343,111
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations            $  1,976,927    $  2,136,850    $     92,144    $  1,362,784
                                                             ============    ============    ============    ============

                                                               Goldman
                                                                Sachs          Growth-          Growth
                                                              Research         Income        Opportunities
                                                              Portfolio       Portfolio        Portfolio
                                                              (Class 1)       (Class 1)        (Class 1)
                                                             ------------    ------------    -------------
Investment income:
        Dividends                                            $          0    $    337,393    $          0
                                                             ------------    ------------    ------------
            Total investment income                                     0         337,393               0
                                                             ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                          (7,351)       (465,467)         (8,940)
        Distribution expense charge                                  (805)        (50,964)           (979)
                                                             ------------    ------------    ------------
            Total expenses                                         (8,156)       (516,431)         (9,919)
                                                             ------------    ------------    ------------
Net investment income (loss)                                       (8,156)       (179,038)         (9,919)
                                                             ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                 112,031       7,450,129         576,598
        Cost of shares sold                                      (133,893)     (9,576,904)       (575,080)
                                                             ------------    ------------    ------------
Net realized gains (losses) from securities transactions          (21,862)     (2,126,775)          1,518
Realized gain distributions                                             0               0               0
                                                             ------------    ------------    ------------
Net realized gains (losses)                                       (21,862)     (2,126,775)          1,518
                                                             ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                      (116,896)    (13,594,002)       (255,899)
        End of period                                              26,756      (4,080,979)        (44,641)
                                                             ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                                 143,652       9,513,023         211,258
                                                             ------------    ------------    ------------
Increase (decrease) in net assets from operations            $    113,634    $  7,207,210    $    202,857
                                                             ============    ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                                                                                   MFS
                                                                             International    International    Massachusetts
                                                              High-Yield      Diversified        Growth          Investors
                                                                 Bond           Equities        & Income          Trust
                                                               Portfolio       Portfolio        Portfolio        Portfolio
                                                               (Class 1)       (Class 1)        (Class 1)        (Class 1)
                                                             ------------    -------------    -------------    -------------
Investment income:
        Dividends                                            $    919,286    $     276,734    $      84,654    $      75,195
                                                             ------------    -------------    -------------    -------------
            Total investment income                               919,286          276,734           84,654           75,195
                                                             ------------    -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                        (167,030)         (91,084)         (89,453)        (121,868)
        Distribution expense charge                               (18,288)          (9,973)          (9,795)         (13,344)
                                                             ------------    -------------    -------------    -------------
            Total expenses                                       (185,318)        (101,057)         (99,248)        (135,212)
                                                             ------------    -------------    -------------    -------------
Net investment income (loss)                                      733,968          175,677          (14,594)         (60,017)
                                                             ------------    -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               8,614,969       31,627,365       21,631,746        1,600,514
        Cost of shares sold                                    (8,902,179)     (32,119,240)     (21,692,692)      (2,140,396)
                                                             ------------    -------------    -------------    -------------
Net realized gains (losses) from securities transactions         (287,210)        (491,875)         (60,946)        (539,882)
Realized gain distributions                                             0                0                0                0
                                                             ------------    -------------    -------------    -------------
Net realized gains (losses)                                      (287,210)        (491,875)         (60,946)        (539,882)
                                                             ------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                    (2,163,796)      (4,943,538)      (2,221,957)      (3,935,017)
        End of period                                             515,294       (2,529,006)         133,056       (1,637,228)
                                                             ------------    -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                               2,679,090        2,414,532        2,355,013        2,297,789
                                                             ------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations            $  3,125,848    $   2,098,334    $   2,279,473    $   1,697,890
                                                             ============    =============    =============    =============


                                                                 MFS                            Putnam
                                                               Mid-Cap            MFS           Growth:
                                                                Growth       Total Return       Voyager
                                                              Portfolio        Portfolio       Portfolio
                                                              (Class 1)        (Class 1)       (Class 1)
                                                             ------------    ------------    ------------
Investment income:
        Dividends                                            $          0    $    798,477    $     26,493
                                                             ------------    ------------    ------------
            Total investment income                                     0         798,477          26,493
                                                             ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                         (75,420)       (253,433)       (138,095)
        Distribution expense charge                                (8,257)        (27,748)        (15,120)
                                                             ------------    ------------    ------------
            Total expenses                                        (83,677)       (281,181)       (153,215)
                                                             ------------    ------------    ------------
Net investment income (loss)                                      (83,677)        517,296        (126,722)
                                                             ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                 829,778       3,517,783       1,375,381
        Cost of shares sold                                    (1,609,379)     (3,552,836)     (2,337,870)
                                                             ------------    ------------    ------------
Net realized gains (losses) from securities transactions         (779,601)        (35,053)       (962,489)
Realized gain distributions                                             0               0               0
                                                             ------------    ------------    ------------
Net realized gains (losses)                                      (779,601)        (35,053)       (962,489)
                                                             ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                    (5,916,727)       (863,999)     (8,361,305)
        End of period                                          (3,417,242)      1,257,273      (5,253,973)
                                                             ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                               2,499,485       2,121,272       3,107,332
                                                             ------------    ------------    ------------
Increase (decrease) in net assets from operations            $  1,636,207    $  2,603,515    $  2,018,121
                                                             ============    ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)


                                                                Real         SunAmerica                     Telecom
                                                               Estate         Balanced      Technology      Utility
                                                              Portfolio       Portfolio      Portfolio     Portfolio
                                                              (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                                             -----------    -----------    -----------    -----------
Investment income:
        Dividends                                            $   128,239    $   290,178    $         0    $   141,758
                                                             -----------    -----------    -----------    -----------
            Total investment income                              128,239        290,178              0        141,758
                                                             -----------    -----------    -----------    -----------
Expenses:
        Mortality and expense risk charge                        (59,596)      (175,204)        (9,010)       (32,099)
        Distribution expense charge                               (6,525)       (19,183)          (986)        (3,515)
                                                             -----------    -----------    -----------    -----------
            Total expenses                                       (66,121)      (194,387)        (9,996)       (35,614)
                                                             -----------    -----------    -----------    -----------
Net investment income (loss)                                      62,118         95,791         (9,996)       106,144
                                                             -----------    -----------    -----------    -----------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                932,446      2,378,141        321,024        626,487
        Cost of shares sold                                     (813,052)    (2,999,782)      (365,519)    (1,033,024)
                                                             -----------    -----------    -----------    -----------
Net realized gains (losses) from securities transactions         119,394       (621,641)       (44,495)      (406,537)
Realized gain distributions                                            0              0              0              0
                                                             -----------    -----------    -----------    -----------
Net realized gains (losses)                                      119,394       (621,641)       (44,495)      (406,537)
                                                             -----------    -----------    -----------    -----------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                      121,847     (4,425,241)      (169,705)    (1,790,925)
        End of period                                          1,298,716     (2,287,877)       110,281     (1,132,402)
                                                             -----------    -----------    -----------    -----------
Change in net unrealized appreciation
    (depreciation) of investments                              1,176,869      2,137,364        279,986        658,523
                                                             -----------    -----------    -----------    -----------
Increase (decrease) in net assets from operations            $ 1,358,381    $ 1,611,514    $   225,495    $   358,130
                                                             ===========    ===========    ===========    ===========

                                                              Worldwide     Aggressive      Alliance
                                                             High Income      Growth         Growth
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 1)      (Class 3)      (Class 3)
                                                             -----------    -----------    -----------
Investment income:
        Dividends                                            $   365,758    $         0    $       320
                                                             -----------    -----------    -----------
            Total investment income                              365,758              0            320
                                                             -----------    -----------    -----------
Expenses:
        Mortality and expense risk charge                        (61,309)          (153)        (3,872)
        Distribution expense charge                               (6,713)           (17)          (424)
                                                             -----------    -----------    -----------
            Total expenses                                       (68,022)          (170)        (4,296)
                                                             -----------    -----------    -----------
Net investment income (loss)                                     297,736           (170)        (3,976)
                                                             -----------    -----------    -----------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                              2,055,327            152         82,023
        Cost of shares sold                                   (2,222,856)          (151)       (76,307)
                                                             -----------    -----------    -----------
Net realized gains (losses) from securities transactions        (167,529)             1          5,716
Realized gain distributions                                            0              0              0
                                                             -----------    -----------    -----------
Net realized gains (losses)                                     (167,529)             1          5,716
                                                             -----------    -----------    -----------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                     (993,536)            (5)            (8)
        End of period                                           (178,784)         1,773         72,847
                                                             -----------    -----------    -----------
Change in net unrealized appreciation
    (depreciation) of investments                                814,752          1,778         72,855
                                                             -----------    -----------    -----------
Increase (decrease) in net assets from operations            $   944,959    $     1,609    $    74,595
                                                             ===========    ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                              Blue Chip       Cash        Corporate        Davis
                                                               Growth      Management       Bond       Venture Value
                                                              Portfolio     Portfolio     Portfolio      Portfolio
                                                              (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                                             ----------    ----------    ----------    -------------
Investment income:
        Dividends                                            $        0    $    6,316    $    8,788    $       4,540
                                                             ----------    ----------    ----------    -------------
            Total investment income                                   0         6,316         8,788            4,540
                                                             ----------    ----------    ----------    -------------
Expenses:
        Mortality and expense risk charge                          (552)       (2,996)       (1,542)          (5,558)
        Distribution expense charge                                 (61)         (328)         (169)            (608)
                                                             ----------    ----------    ----------    -------------
            Total expenses                                         (613)       (3,324)       (1,711)          (6,166)
                                                             ----------    ----------    ----------    -------------
Net investment income (loss)                                       (613)        2,992         7,077           (1,626)
                                                             ----------    ----------    ----------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                19,221       906,160       128,783          133,329
        Cost of shares sold                                     (17,428)     (909,536)     (126,982)        (124,641)
                                                             ----------    ----------    ----------    -------------
Net realized gains (losses) from securities transactions          1,793        (3,376)        1,801            8,688
Realized gain distributions                                           0             0             0                0
                                                             ----------    ----------    ----------    -------------
Net realized gains (losses)                                       1,793        (3,376)        1,801            8,688
                                                             ----------    ----------    ----------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                          (8)            0             2               (3)
        End of period                                            11,687        (2,289)          784          151,890
                                                             ----------    ----------    ----------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                11,695        (2,289)          782          151,893
                                                             ----------    ----------    ----------    -------------
Increase (decrease) in net assets from operations            $   12,875    $   (2,673)   $    9,660    $     158,955
                                                             ==========    ==========    ==========    =============


                                                                                            Federated
                                                              "Dogs" of      Emerging       American
                                                             Wall Street      Markets        Leaders
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 3)      (Class 3)      (Class 3)
                                                             -----------    -----------    -----------
Investment income:
        Dividends                                            $     2,202    $         0    $     3,157
                                                             -----------    -----------    -----------
            Total investment income                                2,202              0          3,157
                                                             -----------    -----------    -----------
Expenses:
        Mortality and expense risk charge                           (947)          (353)        (2,150)
        Distribution expense charge                                 (104)           (39)          (235)
                                                             -----------    -----------    -----------
            Total expenses                                        (1,051)          (392)        (2,385)
                                                             -----------    -----------    -----------
Net investment income (loss)                                       1,151           (392)           772
                                                             -----------    -----------    -----------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                  1,391          1,326        164,730
        Cost of shares sold                                       (1,320)        (1,158)      (156,823)
                                                             -----------    -----------    -----------
Net realized gains (losses) from securities transactions              71            168          7,907
Realized gain distributions                                            0              0              0
                                                             -----------    -----------    -----------
Net realized gains (losses)                                           71            168          7,907
                                                             -----------    -----------    -----------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                           (3)            (4)            (3)
        End of period                                             28,295         14,248         41,419
                                                             -----------    -----------    -----------
Change in net unrealized appreciation
    (depreciation) of investments                                 28,298         14,252         41,422
                                                             -----------    -----------    -----------
Increase (decrease) in net assets from operations            $    29,520    $    14,028    $    50,101
                                                             ===========    ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                                                                     Goldman
                                                              Foreign      Global       Global        Sachs
                                                               Value        Bond       Equities      Research
                                                             Portfolio    Portfolio    Portfolio    Portfolio
                                                             (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                             ---------    ---------    ---------    ---------
Investment income:
        Dividends                                            $     205    $       0    $       6    $       0
                                                             ---------    ---------    ---------    ---------
            Total investment income                                205            0            6            0
                                                             ---------    ---------    ---------    ---------
Expenses:
        Mortality and expense risk charge                       (2,839)        (263)         (49)        (164)
        Distribution expense charge                               (311)         (29)          (5)         (18)
                                                             ---------    ---------    ---------    ---------
            Total expenses                                      (3,150)        (292)         (54)        (182)
                                                             ---------    ---------    ---------    ---------
Net investment income (loss)                                    (2,945)        (292)         (48)        (182)
                                                             ---------    ---------    ---------    ---------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               35,518          269           52        7,558
        Cost of shares sold                                    (31,830)        (268)         (54)      (7,372)
                                                             ---------    ---------    ---------    ---------
Net realized gains (losses) from securities transactions         3,688            1           (2)         186
Realized gain distributions                                      5,562            0            0            0
                                                             ---------    ---------    ---------    ---------
Net realized gains (losses)                                      9,250            1           (2)         186
                                                             ---------    ---------    ---------    ---------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                         (6)           2           (5)          (6)
        End of period                                           88,960          246          904        3,584
                                                             ---------    ---------    ---------    ---------
Change in net unrealized appreciation
    (depreciation) of investments                               88,966          244          909        3,590
                                                             ---------    ---------    ---------    ---------
Increase (decrease) in net assets from operations            $  95,271    $     (47)   $     859    $   3,594
                                                             =========    =========    =========    =========

                                                                Growth-          Growth         High-Yield
                                                                Income        Opportunities        Bond
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                             -------------    -------------    -------------
Investment income:
        Dividends                                            $         362    $           0    $       2,524
                                                             -------------    -------------    -------------
            Total investment income                                    362                0            2,524
                                                             -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                             (366)            (223)            (331)
        Distribution expense charge                                    (40)             (24)             (36)
                                                             -------------    -------------    -------------
            Total expenses                                            (406)            (247)            (367)
                                                             -------------    -------------    -------------
Net investment income (loss)                                           (44)            (247)           2,157
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                   25,690            1,209            3,397
        Cost of shares sold                                        (24,635)          (1,131)          (3,335)
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions             1,055               78               62
Realized gain distributions                                              0                0                0
                                                             -------------    -------------    -------------
Net realized gains (losses)                                          1,055               78               62
                                                             -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                             (4)              (9)               1
        End of period                                                4,546            4,061            4,269
                                                             -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                    4,550            4,070            4,268
                                                             -------------    -------------    -------------
Increase (decrease) in net assets from operations            $       5,561    $       3,901    $       6,487
                                                             =============    =============    =============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                                                                                    MFS
                                                             International    International                     Massachusetts
                                                              Diversified        Growth           Marsico         Investors
                                                               Equities         & Income          Growth            Trust
                                                               Portfolio        Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)        (Class 3)
                                                             -------------    -------------    -------------    -------------
Investment income:
        Dividends                                            $      11,011    $       1,387    $           0    $         578
                                                             -------------    -------------    -------------    -------------
            Total investment income                                 11,011            1,387                0              578
                                                             -------------    -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                           (1,959)            (665)            (220)            (668)
        Distribution expense charge                                   (214)             (73)             (24)             (73)
                                                             -------------    -------------    -------------    -------------
            Total expenses                                          (2,173)            (738)            (244)            (741)
                                                             -------------    -------------    -------------    -------------
Net investment income (loss)                                         8,838              649             (244)            (163)
                                                             -------------    -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                   13,471           33,651              181           13,687
        Cost of shares sold                                        (12,437)         (31,843)            (181)         (13,091)
                                                             -------------    -------------    -------------    -------------
Net realized gains (losses) from securities transactions             1,034            1,808                0              596
Realized gain distributions                                              0                0                0                0
                                                             -------------    -------------    -------------    -------------
Net realized gains (losses)                                          1,034            1,808                0              596
                                                             -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                             (1)              (3)              (5)              (5)
        End of period                                               58,926           22,016            3,869           13,692
                                                             -------------    -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                   58,927           22,019            3,874           13,697
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations            $      68,799    $      24,476    $       3,630    $      14,130
                                                             =============    =============    =============    =============

                                                                MFS                     Putnam
                                                              Mid-Cap     MFS Total     Growth:
                                                               Growth      Return       Voyager
                                                             Portfolio    Portfolio    Portfolio
                                                             (Class 3)    (Class 3)    (Class 3)
                                                             ---------    ---------    ---------
Investment income:
        Dividends                                            $       0    $  11,338    $       0
                                                             ---------    ---------    ---------
            Total investment income                                  0       11,338            0
                                                             ---------    ---------    ---------
Expenses:
        Mortality and expense risk charge                       (2,323)      (1,676)          (8)
        Distribution expense charge                               (254)        (184)          (1)
                                                             ---------    ---------    ---------
            Total expenses                                      (2,577)      (1,860)          (9)
                                                             ---------    ---------    ---------
Net investment income (loss)                                    (2,577)       9,478           (9)
                                                             ---------    ---------    ---------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                               58,915       27,167           10
        Cost of shares sold                                    (53,393)     (25,902)         (11)
                                                             ---------    ---------    ---------
Net realized gains (losses) from securities transactions         5,522        1,265           (1)
Realized gain distributions                                          0            0            0
                                                             ---------    ---------    ---------
Net realized gains (losses)                                      5,522        1,265           (1)
                                                             ---------    ---------    ---------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                         (6)          (2)          (6)
        End of period                                           47,550       17,463          222
                                                             ---------    ---------    ---------
Change in net unrealized appreciation
    (depreciation) of investments                               47,556       17,465          228
                                                             ---------    ---------    ---------
Increase (decrease) in net assets from operations            $  50,501    $  28,208    $     218
                                                             =========    =========    =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)


                                                               Real        Small & Mid   SunAmerica
                                                              Estate        Cap Value     Balanced     Technology
                                                             Portfolio      Portfolio     Portfolio    Portfolio
                                                             (Class 3)      (Class 3)     (Class 3)    (Class 3)
                                                             ----------    ----------    ----------    ----------
Investment income:
        Dividends                                            $      676    $       38    $      716    $        0
                                                             ----------    ----------    ----------    ----------
            Total investment income                                 676            38           716             0
                                                             ----------    ----------    ----------    ----------
Expenses:
        Mortality and expense risk charge                          (251)       (3,197)         (278)         (538)
        Distribution expense charge                                 (28)         (350)          (30)          (59)
                                                             ----------    ----------    ----------    ----------
            Total expenses                                         (279)       (3,547)         (308)         (597)
                                                             ----------    ----------    ----------    ----------
Net investment income (loss)                                        397        (3,509)          408          (597)
                                                             ----------    ----------    ----------    ----------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                 1,334       178,168           545        21,609
        Cost of shares sold                                      (1,249)     (167,382)         (538)      (19,821)
                                                             ----------    ----------    ----------    ----------
Net realized gains (losses) from securities transactions             85        10,786             7         1,788
Realized gain distributions                                           0         2,914             0             0
                                                             ----------    ----------    ----------    ----------
Net realized gains (losses)                                          85        13,700             7         1,788
                                                             ----------    ----------    ----------    ----------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                           1            (3)           (4)          (16)
        End of period                                             6,100        88,338         3,959        10,665
                                                             ----------    ----------    ----------    ----------
Change in net unrealized appreciation
    (depreciation) of investments                                 6,099        88,341         3,963        10,681
                                                             ----------    ----------    ----------    ----------
Increase (decrease) in net assets from operations            $    6,581    $   98,532    $    4,378    $   11,872
                                                             ==========    ==========    ==========    ==========

                                                               Telecom       Worldwide
                                                               Utility      High Income     Comstock
                                                              Portfolio      Portfolio      Portfolio
                                                              (Class 3)      (Class 3)     (Class II)
                                                             -----------    -----------    -----------
Investment income:
        Dividends                                            $       600    $       138    $       106
                                                             -----------    -----------    -----------
            Total investment income                                  600            138            106
                                                             -----------    -----------    -----------
Expenses:
        Mortality and expense risk charge                            (77)           (14)          (846)
        Distribution expense charge                                   (9)            (2)           (93)
                                                             -----------    -----------    -----------
            Total expenses                                           (86)           (16)          (939)
                                                             -----------    -----------    -----------
Net investment income (loss)                                         514            122           (833)
                                                             -----------    -----------    -----------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                     85            373         36,480
        Cost of shares sold                                          (85)          (353)       (32,904)
                                                             -----------    -----------    -----------
Net realized gains (losses) from securities transactions               0             20          3,576
Realized gain distributions                                            0              0              0
                                                             -----------    -----------    -----------
Net realized gains (losses)                                            0             20          3,576
                                                             -----------    -----------    -----------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                            2              1             (4)
        End of period                                                336            100         22,678
                                                             -----------    -----------    -----------
Change in net unrealized appreciation
    (depreciation) of investments                                    334             99         22,682
                                                             -----------    -----------    -----------
Increase (decrease) in net assets from operations            $       848    $       241    $    25,425
                                                             ===========    ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                               Emerging      Growth and                      Conservative
                                                                Growth         Income          Balanced        Balanced
                                                               Portfolio      Portfolio        Portfolio       Portfolio
                                                              (Class II)     (Class II)      (Class 2)(1)   (Class 2)(1)
                                                             ------------    ------------    ------------    ------------
Investment income:
        Dividends                                            $          0    $        340    $     14,769    $          4
                                                             ------------    ------------    ------------    ------------
            Total investment income                                     0             340          14,769               4
                                                             ------------    ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                            (173)         (2,614)        (14,655)           (329)
        Distribution expense charge                                   (19)           (286)         (1,520)            (35)
                                                             ------------    ------------    ------------    ------------
            Total expenses                                           (192)         (2,900)        (16,175)           (364)
                                                             ------------    ------------    ------------    ------------
Net investment income (loss)                                         (192)         (2,560)         (1,406)           (360)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                     178          45,464          67,752             335
        Cost of shares sold                                          (183)        (41,520)        (65,365)           (333)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions               (5)          3,944           2,387               2
Realized gain distributions                                             0               0               0               0
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses)                                            (5)          3,944           2,387               2
                                                             ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                            (8)             (2)              0               0
        End of period                                               3,040          72,574         237,963           5,207
                                                             ------------    ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                                   3,048          72,576         237,963           5,207
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations            $      2,851    $     73,960    $    238,944    $      4,849
                                                             ============    ============    ============    ============

                                                             Conservative                        Flexible
                                                                Growth        Equity Income       Income
                                                               Portfolio          Fund           Portfolio
                                                             (Class 2) (1)    (Class 2) (1)    (Class 2) (1)
                                                             -------------    -------------    -------------
Investment income:
        Dividends                                            $       2,639    $          45    $       9,564
                                                             -------------    -------------    -------------
            Total investment income                                  2,639               45            9,564
                                                             -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                           (4,325)            (355)          (4,712)
        Distribution expense charge                                   (455)             (38)            (502)
                                                             -------------    -------------    -------------
            Total expenses                                          (4,780)            (393)          (5,214)
                                                             -------------    -------------    -------------
Net investment income (loss)                                        (2,141)            (348)           4,350
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                    7,076              302           15,936
        Cost of shares sold                                         (6,785)            (301)         (15,905)
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions               291                1               31
Realized gain distributions                                              0                8                0
                                                             -------------    -------------    -------------
Net realized gains (losses)                                            291                9               31
                                                             -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                              0                0                0
        End of period                                               98,549           10,476           31,971
                                                             -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                   98,549           10,476           31,971
                                                             -------------    -------------    -------------
Increase (decrease) in net assets from operations            $      96,699    $      10,137    $      36,352
                                                             =============    =============    =============

(1) For the period from February 11, 2003 (inception) to December 31, 2003.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                                                Growth                       International
                                                               Growth          & Income         Income          Growth
                                                                Fund             Fund            Fund             Fund
                                                             (Class 2) (1)   (Class 2)(1)   (Class 2)(1)     (Class 2) (1)
                                                             -------------   ------------    ------------    -------------
Investment income:
        Dividends                                            $          0    $         16    $         36    $          3
                                                             ------------    ------------    ------------    ------------
            Total investment income                                     0              16              36               3
                                                             ------------    ------------    ------------    ------------
Expenses:
        Mortality and expense risk charge                            (159)            (56)           (682)            (35)
        Distribution expense charge                                   (16)             (6)            (72)             (4)
                                                             ------------    ------------    ------------    ------------
            Total expenses                                           (175)            (62)           (754)            (39)
                                                             ------------    ------------    ------------    ------------
Net investment income (loss)                                         (175)            (46)           (718)            (36)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                     165              76          17,759              35
        Cost of shares sold                                          (161)            (77)        (17,652)            (36)
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses) from securities transactions                4              (1)            107              (1)
Realized gain distributions                                             0               0               0               0
                                                             ------------    ------------    ------------    ------------
Net realized gains (losses)                                             4              (1)            107              (1)
                                                             ------------    ------------    ------------    ------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                             0               0               0               0
        End of period                                               3,024           1,561           6,691           1,486
                                                             ------------    ------------    ------------    ------------
Change in net unrealized appreciation
    (depreciation) of investments                                   3,024           1,561           6,691           1,486
                                                             ------------    ------------    ------------    ------------
Increase (decrease) in net assets from operations            $      2,853    $      1,514    $      6,080    $      1,449
                                                             ============    ============    ============    ============


                                                                  Mid             Money
                                                               Cap Stock         Market            REIT
                                                                 Fund             Fund             Fund
                                                             (Class 2) (1)    (Class 2) (1)    (Class 2) (2)
                                                             -------------    -------------    -------------
Investment income:
        Dividends                                            $           1    $           0    $           0
                                                             -------------    -------------    -------------
            Total investment income                                      1                0                0
                                                             -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                              (93)              (3)              (8)
        Distribution expense charge                                    (10)               0               (1)
                                                             -------------    -------------    -------------
            Total expenses                                            (103)              (3)              (9)
                                                             -------------    -------------    -------------
Net investment income (loss)                                          (102)              (3)              (9)
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                      162              203            5,374
        Cost of shares sold                                           (161)            (203)          (5,051)
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions                 1                0              323
Realized gain distributions                                              0                0                0
                                                             -------------    -------------    -------------
Net realized gains (losses)                                              1                0              323
                                                             -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                              0                0                0
        End of period                                                2,379                0               22
                                                             -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                    2,379                0               22
                                                             -------------    -------------    -------------
Increase (decrease) in net assets from operations            $       2,278    $          (3)   $         336
                                                             =============    =============    =============

(1) For the period from February 11, 2003 (inception) to December 31, 2003.

(2) For the period from October 1, 2003 (inception) to December 31, 2003.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (Continued)

                                                              Short Term          Small         Strategic             U.S.
                                                                Income          Cap Stock        Growth            Government
                                                                 Fund             Fund          Portfolio       Securities Fund
                                                             (Class 2) (1)    (Class 2) (1)    (Class 2) (1)      (Class 2) (1)
                                                             -------------    -------------    -------------    ---------------
Investment income:
        Dividends                                            $          22    $           0    $         918    $       6,168
                                                             -------------    -------------    -------------    -------------
            Total investment income                                     22                0              918            6,168
                                                             -------------    -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                              (89)             (55)          (1,231)          (1,503)
        Distribution expense charge                                     (9)              (6)            (131)            (150)
                                                             -------------    -------------    -------------    -------------
            Total expenses                                             (98)             (61)          (1,362)          (1,653)
                                                             -------------    -------------    -------------    -------------
Net investment income (loss)                                           (76)             (61)            (444)           4,515
                                                             -------------    -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                       80               50            1,178           69,794
        Cost of shares sold                                            (81)             (49)          (1,161)         (70,026)
                                                             -------------    -------------    -------------    -------------
Net realized gains (losses) from securities transactions                (1)               1               17             (232)
Realized gain distributions                                              0                0                0                0
                                                             -------------    -------------    -------------    -------------
Net realized gains (losses)                                             (1)               1               17             (232)
                                                             -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                              0                0                0                0
        End of period                                                  276            2,686           32,684           (4,332)
                                                             -------------    -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                      276            2,686           32,684           (4,332)
                                                             -------------    -------------    -------------    -------------
Increase (decrease) in net assets from operations            $         199    $       2,626    $      32,257    $         (49)
                                                             =============    =============    =============    =============

                                                                                                  Nations
                                                                                 Nations          Marsico
                                                              West Coast       High Yield         Focused
                                                                Equity            Bond           Equities
                                                                 Fund           Portfolio        Portfolio
                                                             (Class 2) (1)    (Class B) (1)    (Class B) (1)
                                                             -------------    -------------    -------------
Investment income:
        Dividends                                            $           0    $          13    $           0
                                                             -------------    -------------    -------------
            Total investment income                                      0               13                0
                                                             -------------    -------------    -------------
Expenses:
        Mortality and expense risk charge                              (15)              (1)               0
        Distribution expense charge                                     (2)               0                0
                                                             -------------    -------------    -------------
            Total expenses                                             (17)              (1)               0
                                                             -------------    -------------    -------------
Net investment income (loss)                                           (17)              12                0
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions:
        Proceeds from shares sold                                       16                0                0
        Cost of shares sold                                            (18)               0                0
                                                             -------------    -------------    -------------
Net realized gains (losses) from securities transactions                (2)               0                0
Realized gain distributions                                              0                0                0
                                                             -------------    -------------    -------------
Net realized gains (losses)                                             (2)               0                0
                                                             -------------    -------------    -------------
Net unrealized appreciation (depreciation) of investments:
        Beginning of period                                              0                0                0
        End of period                                                  711                3               17
                                                             -------------    -------------    -------------
Change in net unrealized appreciation
    (depreciation) of investments                                      711                3               17
                                                             -------------    -------------    -------------
Increase (decrease) in net assets from operations            $         692    $          15    $          17
                                                             =============    =============    =============

(1) For the period from February 11, 2003 (inception) to December 31, 2003.

                See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                                                                        Government
                                               Global                        Growth         Asset         Capital          and
                                               Growth         Growth         Income       Allocation    Appreciation   Quality Bond
                                                Fund           Fund           Fund        Portfolio       Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)     (Class 1)      (Class 1)       (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $     (1,357)  $     (4,565)  $      1,179   $    252,035   $   (417,647)  $    874,183
     Net realized gains (losses) from
         securities transactions                   5,611         17,848          3,959       (373,766)    (2,214,020)       840,561
     Change in net unrealized appreciation
         (depreciation) of investments            42,903        110,721        156,336      2,469,124      9,881,543     (1,337,662)
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from operations                         47,157        124,004        161,474      2,347,393      7,249,876        377,082
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold                230,378        542,221        772,978        136,697        333,629      2,778,629
     Cost of units redeemed                      (31,233)       (25,392)       (18,057)    (1,518,256)    (3,472,169)    (9,131,274)
     Annuity benefit payments                          0              0              0        (11,374)        (3,099)       (11,846)
     Net transfers                                54,848         87,268        139,380        230,864       (160,619)    (7,895,255)
     Contract maintenance charge                      (1)            (1)            (2)        (4,807)       (10,781)        (9,001)
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from capital transactions              253,992        604,096        894,299     (1,166,876)    (3,313,039)   (14,268,747)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets                301,149        728,100      1,055,773      1,180,517      3,936,837    (13,891,665)
Net assets at beginning of period                     95             91             94     12,122,947     26,050,264     44,829,134
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $    301,244   $    728,191   $  1,055,867   $ 13,303,464   $ 29,987,101   $ 30,937,469
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   18,523         44,938         64,978          7,517         12,064        167,951
     Units redeemed                               (2,150)        (1,742)        (1,285)       (84,390)      (120,009)      (552,196)
     Units transferred                             4,265          6,160         10,670          9,199         (9,450)      (475,545)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding          20,638         49,356         74,363        (67,674)      (117,395)      (859,790)
Beginning units                                        9              8              9        715,214      1,009,913      2,716,283
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      20,647         49,364         74,372        647,540        892,518      1,856,493
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.72%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0            284              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0            284              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0            284              0              0              0              0
                                            ============   ============   ============   ============   ============   ============

                                                                                                            Government
                                                              Natural          Asset         Capital           and
                                               Growth        Resources       Allocation    Appreciation    Quality Bond
                                              Portfolio      Portfolio       Portfolio      Portfolio       Portfolio
                                              (Class 1)      (Class 1)       (Class 3)      (Class 3)       (Class 3)
                                            ------------    ------------    ------------   ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   (136,366)   $    (26,445)   $      1,595   $     (2,778)   $     15,800
     Net realized gains (losses) from
         securities transactions              (1,103,539)         99,595               4          2,424           5,490
     Change in net unrealized appreciation
         (depreciation) of investments         4,810,679       1,246,406           6,858         57,510         (14,619)
                                            ------------    ------------    ------------   ------------    ------------
         Increase (decrease) in net assets
          from operations                      3,570,774       1,319,556           8,457         57,156           6,671
                                            ------------    ------------    ------------   ------------    ------------

From capital transactions:
     Net proceeds from units sold                223,602          62,048         177,163        448,617         960,032
     Cost of units redeemed                   (1,499,172)       (406,589)              0        (19,802)        (40,637)
     Annuity benefit payments                     (2,448)              0               0              0               0
     Net transfers                               266,267        (123,282)          8,448        296,029         646,394
     Contract maintenance charge                  (5,839)         (1,203)              0             (2)             (9)
                                            ------------    ------------    ------------   ------------    ------------
         Increase (decrease) in net assets
          from capital transactions           (1,017,590)       (469,026)        185,611        724,842       1,565,780
                                            ------------    ------------    ------------   ------------    ------------

Increase (decrease) in net assets              2,553,184         850,530         194,068        781,998       1,572,451
Net assets at beginning of period             13,347,034       3,238,456              99             93             102
                                            ------------    ------------    ------------   ------------    ------------
Net assets at end of period                 $ 15,900,218    $  4,088,986    $    194,167   $    782,091    $  1,572,553
                                            ============    ============    ============   ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   10,881           4,000           9,083         14,283          57,708
     Units redeemed                              (65,799)        (23,312)              0           (595)         (2,452)
     Units transferred                            10,748          (8,673)            419          9,322          39,524
                                            ------------    ------------    ------------   ------------    ------------
Increase (decrease) in units outstanding         (44,170)        (27,985)          9,502         23,010          94,780
Beginning units                                  639,847         211,766               6              4               6
                                            ------------    ------------    ------------   ------------    ------------
Ending units                                     595,677         183,781           9,508         23,014          94,786
                                            ============    ============    ============   ============    ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0               0               0            119               0
     Units redeemed                                    0               0               0              0               0
     Units transferred                                 0               0               0             62               0
                                            ------------    ------------    ------------   ------------    ------------
Increase (decrease) in units outstanding               0               0               0            181               0
Beginning units                                        0               0               0              0               0
                                            ------------    ------------    ------------   ------------    ------------
Ending units                                           0               0               0            181               0
                                            ============    ============    ============   ============    ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0               0               0              4               0
     Units redeemed                                    0               0               0              0               0
     Units transferred                                 0               0               0              0               0
                                            ------------    ------------    ------------   ------------    ------------
Increase (decrease) in units outstanding               0               0               0              4               0
Beginning units                                        0               0               0              0               0
                                            ------------    ------------    ------------   ------------    ------------
Ending units                                           0               0               0              4               0
                                            ============    ============    ============   ============    ============
Contracts With Total Expenses of 1.72%:
     Units sold                                        0               0               0             19             380
     Units redeemed                                    0               0               0              0               0
     Units transferred                                 0               0               0            105            (380)
                                            ------------    ------------    ------------   ------------    ------------
Increase (decrease) in units outstanding               0               0               0            124               0
Beginning units                                        0               0               0              0               0
                                            ------------    ------------    ------------   ------------    ------------
Ending units                                           0               0               0            124               0
                                            ============    ============    ============   ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Natural        Growth       Aggressive     Alliance       Blue Chip
                                               Growth        Resources     and Income       Growth        Growth         Growth
                                             Portfolio       Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                             (Class 3)       (Class 3)     (Class VC)      (Class 1)     (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $     (2,227)  $       (126)  $       (181)  $   (127,116)  $   (508,100)  $    (18,549)
     Net realized gains (losses) from
         securities transactions                   4,148            415         10,089     (2,003,625)    (5,736,475)       (14,026)
     Change in net unrealized appreciation
         (depreciation) of investments            66,793         12,829         74,041      4,037,857     14,805,047        348,933
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from operations                         68,714         13,118         83,949      1,907,116      8,560,472        316,358
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold                384,325         36,147        407,986        199,146        385,540        201,700
     Cost of units redeemed                      (37,442)             0        (21,687)      (939,556)    (4,216,698)      (149,372)
     Annuity benefit payments                          0              0              0         (1,411)       (51,950)             0
     Net transfers                               285,529          9,559        127,561       (377,074)    (1,707,390)       454,435
     Contract maintenance charge                      (2)             0             (1)        (4,820)       (19,311)          (469)
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from capital transactions              632,410         45,706        513,859     (1,123,715)    (5,609,809)       506,294
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets                701,124         58,824        597,808        783,401      2,950,663        822,652
Net assets at beginning of period                     95            104             95      8,129,261     39,103,613        919,545
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $    701,219   $     58,928   $    597,903   $  8,912,662   $ 42,054,276   $  1,742,197
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   16,270          2,076         45,537         16,931         16,190         41,910
     Units redeemed                               (1,409)             0         (2,073)       (83,938)      (176,227)       (28,433)
     Units transferred                            11,481            576         13,161        (40,162)       (73,963)        90,465
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding          26,342          2,652         56,625       (107,169)      (234,000)       103,942
Beginning units                                        5              7             12        803,064      1,771,359        197,222
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                      26,347          2,659         56,637        695,895      1,537,359        301,164
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.72%:
     Units sold                                       56              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                               (56)             0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============

                                                                                Davis
                                                 Cash         Corporate        Venture         "Dogs" of       Emerging
                                              Management        Bond            Value         Wall Street      Markets
                                              Portfolio       Portfolio       Portfolio        Portfolio      Portfolio
                                              (Class 1)       (Class 1)       (Class 1)        (Class 1)      (Class 1)
                                             ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      5,938    $    596,863    $   (319,180)   $     33,262    $    (65,858)
     Net realized gains (losses) from
         securities transactions                 (278,751)        154,964        (983,525)        (87,515)        278,412
     Change in net unrealized appreciation
         (depreciation) of investments            106,588         507,447      14,611,394         467,108       1,764,373
                                             ------------    ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
          from operations                        (166,225)      1,259,274      13,308,689         412,855       1,976,927
                                             ------------    ------------    ------------    ------------    ------------

From capital transactions:
     Net proceeds from units sold               2,355,284         767,052         746,987          38,073         150,494
     Cost of units redeemed                   (14,496,935)     (1,790,175)     (6,130,700)       (489,654)       (401,907)
     Annuity benefit payments                      (3,713)         (1,732)        (83,866)         (1,014)         (1,011)
     Net transfers                             (4,030,255)      2,314,127        (522,670)        297,614        (163,503)
     Contract maintenance charge                   (4,412)         (3,019)        (20,234)           (942)         (1,369)
                                             ------------    ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
          from capital transactions           (16,180,031)      1,286,253      (6,010,483)       (155,923)       (417,296)
                                             ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets             (16,346,256)      2,545,527       7,298,206         256,932       1,559,631
Net assets at beginning of period              27,666,979      11,381,271      47,039,545       2,863,752       3,351,330
                                             ------------    ------------    ------------    ------------    ------------
Net assets at end of period                  $ 11,320,723    $ 13,926,798    $ 54,337,751    $  3,120,684    $  4,910,961
                                             ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   181,065          50,423          32,788           4,332          19,230
     Units redeemed                            (1,117,985)       (114,274)       (258,493)        (52,861)        (56,230)
     Units transferred                           (307,640)        148,399         (34,281)         23,425          22,569
                                             ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding       (1,244,560)         84,548        (259,986)        (25,104)        (14,431)
Beginning units                                 2,120,213         769,655       2,185,704         321,081         560,976
                                             ------------    ------------    ------------    ------------    ------------
Ending units                                      875,653         854,203       1,925,718         295,977         546,545
                                             ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.55%:
     Units sold                                         0               0               0               0               0
     Units redeemed                                     0               0               0               0               0
     Units transferred                                  0               0               0               0               0
                                             ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                0               0               0               0               0
Beginning units                                         0               0               0               0               0
                                             ------------    ------------    ------------    ------------    ------------
Ending units                                            0               0               0               0               0
                                             ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.70%:
     Units sold                                         0               0               0               0               0
     Units redeemed                                     0               0               0               0               0
     Units transferred                                  0               0               0               0               0
                                             ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                0               0               0               0               0
Beginning units                                         0               0               0               0               0
                                             ------------    ------------    ------------    ------------    ------------
Ending units                                            0               0               0               0               0
                                             ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.72%:
     Units sold                                         0               0               0               0               0
     Units redeemed                                     0               0               0               0               0
     Units transferred                                  0               0               0               0               0
                                             ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding                0               0               0               0               0
Beginning units                                         0               0               0               0               0
                                             ------------    ------------    ------------    ------------    ------------
Ending units                                            0               0               0               0               0
                                             ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              Federated                                    Goldman
                                               American      Global          Global         Sachs         Growth-         Growth
                                               Leaders        Bond           Equities     Research        Income       Opportunities
                                              Portfolio     Portfolio       Portfolio     Portfolio      Portfolio       Portfolio
                                              (Class 1)     (Class 1)       (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $      5,589   $    (66,987)  $    (76,019)  $     (8,156)  $   (179,038)  $     (9,919)
     Net realized gains (losses) from
         securities transactions                (305,081)        19,824       (904,308)       (21,862)    (2,126,775)         1,518
     Change in net unrealized appreciation
         (depreciation) of investments         2,436,342        139,307      2,343,111        143,652      9,513,023        211,258
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from operations                      2,136,850         92,144      1,362,784        113,634      7,207,210        202,857
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold                270,384        265,735         68,104          3,293        222,446          2,387
     Cost of units redeemed                     (944,805)      (609,961)    (1,492,490)       (46,329)    (3,866,378)       (94,170)
     Annuity benefit payments                     (2,500)        (3,311)          (523)             0        (33,636)             0
     Net transfers                              (157,846)        42,106        543,939         97,563         63,355        208,574
     Contract maintenance charge                  (2,748)        (1,163)        (2,714)          (181)       (14,865)          (204)
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from capital transactions             (837,515)      (306,594)      (883,684)        54,346     (3,629,078)       116,587
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets              1,299,335       (214,450)       479,100        167,980      3,578,132        319,444
Net assets at beginning of period              8,924,710      4,348,421      5,982,669        486,500     32,639,759        501,574
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $ 10,224,045   $  4,133,971   $  6,461,769   $    654,480   $ 36,217,891   $    821,018
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   19,886         16,041          5,236            609         10,214            591
     Units redeemed                              (66,632)       (37,071)      (106,707)        (8,029)      (170,246)       (21,679)
     Units transferred                           (14,114)         2,982         38,114         16,104         (1,689)        54,775
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         (60,860)       (18,048)       (63,357)         8,684       (161,721)        33,687
Beginning units                                  689,455        265,801        475,243         95,735      1,565,450        145,691
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     628,595        247,753        411,886        104,419      1,403,729        179,378
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.72%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============

                                                                                                 MFS
                                                            International   International   Massachusetts        MFS
                                             High-Yield      Diversified        Growth        Investors        Mid-Cap
                                               Bond            Equities        & Income         Trust          Growth
                                             Portfolio        Portfolio       Portfolio       Portfolio       Portfolio
                                             (Class 1)        (Class 1)       (Class 1)       (Class 1)       (Class 1)
                                            ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    733,968    $    175,677    $    (14,594)   $    (60,017)   $    (83,677)
     Net realized gains (losses) from
         securities transactions                (287,210)       (491,875)        (60,946)       (539,882)       (779,601)
     Change in net unrealized appreciation
         (depreciation) of investments         2,679,090       2,414,532       2,355,013       2,297,789       2,499,485
                                            ------------    ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
          from operations                      3,125,848       2,098,334       2,279,473       1,697,890       1,636,207
                                            ------------    ------------    ------------    ------------    ------------

From capital transactions:
     Net proceeds from units sold                712,501          97,972          40,385         110,753          78,484
     Cost of units redeemed                   (1,625,812)     (1,434,146)     (1,323,931)     (1,175,590)       (536,624)
     Annuity benefit payments                       (627)         (1,654)           (638)           (916)              0
     Net transfers                             2,633,208         468,905         175,831         561,314         991,700
     Contract maintenance charge                  (3,438)         (2,497)         (2,449)         (3,553)         (3,081)
                                            ------------    ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
          from capital transactions            1,715,832        (871,420)     (1,110,802)       (507,992)        530,479
                                            ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets              4,841,680       1,226,914       1,168,671       1,189,898       2,166,686
Net assets at beginning of period              9,657,821       5,691,038       5,867,467       8,484,530       4,653,371
                                            ------------    ------------    ------------    ------------    ------------
Net assets at end of period                 $ 14,499,501    $  6,917,952    $  7,036,138    $  9,674,428    $  6,820,057
                                            ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   52,172          12,786           4,256           7,372          10,238
     Units redeemed                             (120,755)       (186,506)       (144,338)        (72,138)        (65,564)
     Units transferred                           200,353         124,023          62,326          33,525         111,513
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding         131,770         (49,697)        (77,756)        (31,241)         56,187
Beginning units                                  832,552         792,414         701,797         567,941         666,404
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                     964,322         742,717         624,041         536,700         722,591
                                            ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0               0               0               0               0
     Units redeemed                                    0               0               0               0               0
     Units transferred                                 0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               0               0               0               0               0
Beginning units                                        0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                           0               0               0               0               0
                                            ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0               0               0               0               0
     Units redeemed                                    0               0               0               0               0
     Units transferred                                 0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               0               0               0               0               0
Beginning units                                        0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                           0               0               0               0               0
                                            ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.72%:
     Units sold                                        0               0               0               0               0
     Units redeemed                                    0               0               0               0               0
     Units transferred                                 0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               0               0               0               0               0
Beginning units                                        0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                           0               0               0               0               0
                                            ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                             Putnam
                                                 MFS         Growth:         Real         SunAmerica                     Telecom
                                            Total Return     Voyager        Estate         Balanced      Technology      Utility
                                              Portfolio     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 1)     (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ------------   ------------   ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    517,296   $   (126,722)  $     62,118   $     95,791   $     (9,996)  $    106,144
     Net realized gains (losses) from
         securities transactions                 (35,053)      (962,489)       119,394       (621,641)       (44,495)      (406,537)
     Change in net unrealized appreciation
         (depreciation) of investments         2,121,272      3,107,332      1,176,869      2,137,364        279,986        658,523
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from operations                      2,603,515      2,018,121      1,358,381      1,611,514        225,495        358,130
                                            ------------   ------------   ------------   ------------   ------------   ------------

From capital transactions:
     Net proceeds from units sold                218,218         58,856         24,438        254,176          9,805          6,171
     Cost of units redeemed                   (2,353,807)      (780,317)      (467,323)    (1,415,735)       (18,339)      (276,556)
     Annuity benefit payments                     (2,556)           (90)          (463)        (7,740)             0              0
     Net transfers                             1,469,367       (304,853)       963,600        290,690        557,612       (212,524)
     Contract maintenance charge                  (6,411)        (6,107)        (1,716)        (6,334)          (228)        (1,130)
                                            ------------   ------------   ------------   ------------   ------------   ------------
         Increase (decrease) in net assets
          from capital transactions             (675,189)    (1,032,511)       518,536       (884,943)       548,850       (484,039)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase (decrease) in net assets              1,928,326        985,610      1,876,917        726,571        774,345       (125,909)
Net assets at beginning of period             17,966,421      9,779,310      3,608,508     12,707,426        343,634      2,539,689
                                            ------------   ------------   ------------   ------------   ------------   ------------
Net assets at end of period                 $ 19,894,747   $ 10,764,920   $  5,485,425   $ 13,433,997   $  1,117,979   $  2,413,780
                                            ============   ============   ============   ============   ============   ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   10,471          4,074          1,877         19,354          4,942            711
     Units redeemed                             (111,833)       (52,449)       (32,968)      (107,461)        (8,741)       (30,968)
     Units transferred                            67,135        (21,592)        67,125         19,261        241,469        (24,874)
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding         (34,227)       (69,967)        36,034        (68,846)       237,670        (55,131)
Beginning units                                  903,191        707,074        304,254      1,013,190        199,441        294,108
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                     868,964        637,107        340,288        944,344        437,111        238,977
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============
Contracts With Total Expenses of 1.72%:
     Units sold                                        0              0              0              0              0              0
     Units redeemed                                    0              0              0              0              0              0
     Units transferred                                 0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Increase (decrease) in units outstanding               0              0              0              0              0              0
Beginning units                                        0              0              0              0              0              0
                                            ------------   ------------   ------------   ------------   ------------   ------------
Ending units                                           0              0              0              0              0              0
                                            ============   ============   ============   ============   ============   ============

                                              Worldwide      Aggressive      Alliance        Blue Chip          Cash
                                             High Income       Growth         Growth          Growth         Management
                                              Portfolio      Portfolio       Portfolio       Portfolio        Portfolio
                                              (Class 1)      (Class 3)       (Class 3)       (Class 3)        (Class 3)
                                            ------------    ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    297,736    $       (170)   $     (3,976)   $       (613)   $      2,992
     Net realized gains (losses) from
         securities transactions                (167,529)              1           5,716           1,793          (3,376)
     Change in net unrealized appreciation
         (depreciation) of investments           814,752           1,778          72,855          11,695          (2,289)
                                            ------------    ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
          from operations                        944,959           1,609          74,595          12,875          (2,673)
                                            ------------    ------------    ------------    ------------    ------------

From capital transactions:
     Net proceeds from units sold                152,322          44,393         510,312          69,238       1,196,747
     Cost of units redeemed                   (1,024,218)              0         (31,816)           (433)        (42,079)
     Annuity benefit payments                       (231)              0               0               0               0
     Net transfers                               318,894           1,911         240,925          68,833        (604,524)
     Contract maintenance charge                  (1,804)              0             (18)              0              (5)
                                            ------------    ------------    ------------    ------------    ------------
         Increase (decrease) in net assets
          from capital transactions             (555,037)         46,304         719,403         137,638         550,139
                                            ------------    ------------    ------------    ------------    ------------

Increase (decrease) in net assets                389,922          47,913         793,998         150,513         547,466
Net assets at beginning of period              4,333,598              95              93              93             167
                                            ------------    ------------    ------------    ------------    ------------
Net assets at end of period                 $  4,723,520    $     48,008    $    794,091    $    150,606    $    547,633
                                            ============    ============    ============    ============    ============

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   10,066           3,607          20,947          13,634          92,385
     Units redeemed                              (64,017)              0          (1,189)            (83)         (3,188)
     Units transferred                            16,492             158           8,370          12,535         (46,685)
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding         (37,459)          3,765          28,128          26,086          42,512
Beginning units                                  308,909               9               4              20              13
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                     271,450           3,774          28,132          26,106          42,525
                                            ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.55%:
     Units sold                                        0               0             191               0               0
     Units redeemed                                    0               0               0               0               0
     Units transferred                                 0               0               7               0               0
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               0               0             198               0               0
Beginning units                                        0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                           0               0             198               0               0
                                            ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.70%:
     Units sold                                        0               0               5               0               0
     Units redeemed                                    0               0               0               0               0
     Units transferred                                 0               0             950               0               0
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               0               0             955               0               0
Beginning units                                        0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                           0               0             955               0               0
                                            ============    ============    ============    ============    ============
Contracts With Total Expenses of 1.72%:
     Units sold                                        0               0              30               0             233
     Units redeemed                                    0               0               0               0               0
     Units transferred                                 0               0             (30)              0            (233)
                                            ------------    ------------    ------------    ------------    ------------
Increase (decrease) in units outstanding               0               0               0               0               0
Beginning units                                        0               0               0               0               0
                                            ------------    ------------    ------------    ------------    ------------
Ending units                                           0               0               0               0               0
                                            ============    ============    ============    ============    ============

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                          Federated
                                              Corporate        Davis        "Dogs" of      Emerging       American        Foreign
                                                Bond       Venture Value   Wall Street      Markets        Leaders         Value
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             -----------   -------------   -----------    ----------     -----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     7,077    $    (1,626)   $     1,151    $     (392)    $       772    $   (2,945)
     Net realized gains (losses) from
         securities transactions                   1,801          8,688             71           168           7,907         9,250
     Change in net unrealized appreciation
         (depreciation) of investments               782        151,893         28,298        14,252          41,422        88,966
                                             -----------    -----------    -----------    ----------     -----------    ----------
         Increase (decrease) in net assets
          from operations                          9,660        158,955         29,520        14,028          50,101        95,271
                                             -----------    -----------    -----------    ----------     -----------    ----------

From capital transactions:
     Net proceeds from units sold                144,814        692,325        180,985        32,208         181,423       450,197
     Cost of units redeemed                      (11,610)       (36,925)          (881)       (1,000)        (19,722)      (27,946)
     Annuity benefit payments                          0              0              0             0               0             0
     Net transfers                                86,276        427,213         16,724        29,210          83,109       265,862
     Contract maintenance charge                      (1)            (3)             0            (1)             (1)           (3)
                                             -----------    -----------    -----------    ----------     -----------    ----------
         Increase (decrease) in net assets
          from capital transactions              219,479      1,082,610        196,828        60,417         244,809       688,110
                                             -----------    -----------    -----------    ----------     -----------    ----------

Increase (decrease) in net assets                229,139      1,241,565        226,348        74,445         294,910       783,381
Net assets at beginning of period                    103             97             98            96              97            95
                                             -----------    -----------    -----------    ----------     -----------    ----------
Net assets at end of period                  $   229,242    $ 1,241,662    $   226,446    $   74,541     $   295,007    $  783,476
                                             ===========    ===========    ===========    ==========     ===========    ==========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    9,455         28,686         19,860         4,492          13,557        41,301
     Units redeemed                                 (716)        (1,330)           (84)         (121)         (1,226)       (2,286)
     Units transferred                             5,428         16,728          1,780         3,956           5,889        23,837
                                             -----------    -----------    -----------    ----------     -----------    ----------
Increase (decrease) in units outstanding          14,167         44,084         21,556         8,327          18,220        62,852
Beginning units                                        7              5             11            16               8            10
                                             -----------    -----------    -----------    ----------     -----------    ----------
Ending units                                      14,174         44,089         21,567         8,343          18,228        62,862
                                             ===========    ===========    ===========    ==========     ===========    ==========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0              0              0             0               0             0
     Units redeemed                                    0              0              0             0               0             0
     Units transferred                                 0              0              0             0               0             0
                                             -----------    -----------    -----------    ----------     -----------    ----------
Increase (decrease) in units outstanding               0              0              0             0               0             0
Beginning units                                        0              0              0             0               0             0
                                             -----------    -----------    -----------    ----------     -----------    ----------
Ending units                                           0              0              0             0               0             0
                                             ===========    ===========    ===========    ==========     ===========    ==========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0              0              0             0               0             0
     Units redeemed                                    0              0              0             0               0             0
     Units transferred                                 0              0              0             0               0             0
                                             -----------    -----------    -----------    ----------     -----------    ----------
Increase (decrease) in units outstanding               0              0              0             0               0             0
Beginning units                                        0              0              0             0               0             0
                                             -----------    -----------    -----------    ----------     -----------    ----------
Ending units                                           0              0              0             0               0             0
                                             ===========    ===========    ===========    ==========     ===========    ==========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0             62              0             0               0           121
     Units redeemed                                    0              0              0             0               0             0
     Units transferred                                 0             86              0             0               0          (121)
                                             -----------    -----------    -----------    ----------     -----------    ----------
Increase (decrease) in units outstanding               0            148              0             0               0             0
Beginning units                                        0              0              0             0               0             0
                                             -----------    -----------    -----------    ----------     -----------    ----------
Ending units                                           0            148              0             0               0             0
                                             ===========    ===========    ===========    ==========     ===========    ==========

                                                                            Goldman
                                               Global         Global         Sachs          Growth-        Growth
                                                Bond         Equities       Research        Income      Opportunities
                                              Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                              (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)
                                             -----------    -----------    -----------    -----------   -------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      (292)   $       (48)   $      (182)   $       (44)   $      (247)
     Net realized gains (losses) from
         securities transactions                       1             (2)           186          1,055             78
     Change in net unrealized appreciation
         (depreciation) of investments               244            909          3,590          4,550          4,070
                                             -----------    -----------    -----------    -----------    -----------
         Increase (decrease) in net assets
          from operations                            (47)           859          3,594          5,561          3,901
                                             -----------    -----------    -----------    -----------    -----------

From capital transactions:
     Net proceeds from units sold                 19,649          6,054         27,815         83,912         15,703
     Cost of units redeemed                            0              0              0        (21,518)        (1,000)
     Annuity benefit payments                          0              0              0              0              0
     Net transfers                               134,145          9,521          8,164         27,069         35,069
     Contract maintenance charge                       0              0              0             (1)            (1)
                                             -----------    -----------    -----------    -----------    -----------
         Increase (decrease) in net assets
          from capital transactions              153,794         15,575         35,979         89,462         49,771
                                             -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets                153,747         16,434         39,573         95,023         53,672
Net assets at beginning of period                    102             96             94             96             91
                                             -----------    -----------    -----------    -----------    -----------
Net assets at end of period                  $   153,849    $    16,530    $    39,667    $    95,119    $    53,763
                                             ===========    ===========    ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                    1,164            217          4,807          3,460          3,632
     Units redeemed                                    0              0              0           (839)          (222)
     Units transferred                             8,091            612          1,548          1,081          8,363
                                             -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding           9,255            829          6,355          3,702         11,773
Beginning units                                        6              8             19              5             26
                                             -----------    -----------    -----------    -----------    -----------
Ending units                                       9,261            837          6,374          3,707         11,799
                                             ===========    ===========    ===========    ===========    ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                        0            170              0              0              0
     Units redeemed                                    0              0              0              0              0
     Units transferred                                 0              3              0              0              0
                                             -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding               0            173              0              0              0
Beginning units                                        0              0              0              0              0
                                             -----------    -----------    -----------    -----------    -----------
Ending units                                           0            173              0              0              0
                                             ===========    ===========    ===========    ===========    ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                        0             49              0              0              0
     Units redeemed                                    0              0              0              0              0
     Units transferred                                 0              0              0              0              0
                                             -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding               0             49              0              0              0
Beginning units                                        0              0              0              0              0
                                             -----------    -----------    -----------    -----------    -----------
Ending units                                           0             49              0              0              0
                                             ===========    ===========    ===========    ===========    ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0              0              0              0              0
     Units redeemed                                    0              0              0              0              0
     Units transferred                                 0              0              0              0              0
                                             -----------    -----------    -----------    -----------    -----------
Increase (decrease) in units outstanding               0              0              0              0              0
Beginning units                                        0              0              0              0              0
                                             -----------    -----------    -----------    -----------    -----------
Ending units                                           0              0              0              0              0
                                             ===========    ===========    ===========    ===========    ===========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                           MFS
                                                          International   International               Massachusetts       MFS
                                             High-Yield    Diversified       Growth        Marsico      Investors       Mid-Cap
                                                Bond         Equities        & Income       Growth        Trust         Growth
                                             Portfolio      Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
                                             (Class 3)      (Class 3)       (Class 3)     (Class 3)     (Class 3)      (Class 3)
                                             ---------    -------------   -------------   ---------   -------------    ---------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   2,157      $   8,838       $     649     $    (244)    $    (163)     $  (2,577)
     Net realized gains (losses) from
         securities transactions                    62          1,034           1,808             0           596          5,522
     Change in net unrealized appreciation
         (depreciation) of investments           4,268         58,927          22,019         3,874        13,697         47,556
         Increase (decrease) in net assets
          from operations                        6,487         68,799          24,476         3,630        14,130         50,501
                                             ---------      ---------       ---------     ---------     ---------      ---------

From capital transactions:
     Net proceeds from units sold               78,450        350,873          36,620        63,829       116,220        336,849
     Cost of units redeemed                     (1,000)        (8,660)         (1,576)            0        (1,369)       (44,700)
     Annuity benefit payments                        0              0               0             0             0              0
     Net transfers                              92,226        150,156         167,260         8,718       109,994        198,499
     Contract maintenance charge                    (1)            (1)             (4)            0            (2)            (2)
                                             ---------      ---------       ---------     ---------     ---------      ---------
         Increase (decrease) in net assets
          from capital transactions            169,675        492,368         202,300        72,547       224,843        490,646
                                             ---------      ---------       ---------     ---------     ---------      ---------

Increase (decrease) in net assets              176,162        561,167         226,776        76,177       238,973        541,147
Net assets at beginning of period                  101             99              98            95            95             94
                                             ---------      ---------       ---------     ---------     ---------      ---------
Net assets at end of period                  $ 176,263      $ 561,266       $ 226,874     $  76,272     $ 239,068      $ 541,241
                                             =========      =========       =========     =========     =========      =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                  5,436         43,170           3,688         7,011         6,868         39,427
     Units redeemed                                (69)          (959)           (153)            0           (81)        (4,767)
     Units transferred                           6,392         18,214          16,701         1,002         6,511         22,534
                                             ---------      ---------       ---------     ---------     ---------      ---------
Increase (decrease) in units outstanding        11,759         60,425          20,236         8,013        13,298         57,194
Beginning units                                      9             14              12            13             6             14
                                             ---------      ---------       ---------     ---------     ---------      ---------
Ending units                                    11,768         60,439          20,248         8,026        13,304         57,208
                                             =========      =========       =========     =========     =========      =========
Contracts With Total Expenses of 1.55%:
     Units sold                                      0              0               0             0             0             15
     Units redeemed                                  0              0               0             0             0              0
     Units transferred                               0              0               0             0             0            237
                                             ---------      ---------       ---------     ---------     ---------      ---------
Increase (decrease) in units outstanding             0              0               0             0             0            252
Beginning units                                      0              0               0             0             0              0
                                             ---------      ---------       ---------     ---------     ---------      ---------
Ending units                                         0              0               0             0             0            252
                                             =========      =========       =========     =========     =========      =========
Contracts With Total Expenses of 1.70%:
     Units sold                                      0              0               0             0             0            150
     Units redeemed                                  0              0               0             0             0              0
     Units transferred                               0              0               0             0             0             15
                                             ---------      ---------       ---------     ---------     ---------      ---------
Increase (decrease) in units outstanding             0              0               0             0             0            165
Beginning units                                      0              0               0             0             0              0
                                             ---------      ---------       ---------     ---------     ---------      ---------
Ending units                                         0              0               0             0             0            165
                                             =========      =========       =========     =========     =========      =========
Contracts With Total Expenses of 1.72%:
     Units sold                                      0              0             156             0            58             66
     Units redeemed                                  0              0               0             0             0              0
     Units transferred                               0              0            (156)            0           (58)           (66)
                                             ---------      ---------       ---------     ---------     ---------      ---------
Increase (decrease) in units outstanding             0              0               0             0             0              0
Beginning units                                      0              0               0             0             0              0
                                             ---------      ---------       ---------     ---------     ---------      ---------
Ending units                                         0              0               0             0             0              0
                                             =========      =========       =========     =========     =========      =========

                                                           Putnam
                                             MFS Total     Growth:       Real     Small & Mid   SunAmerica
                                               Return      Voyager      Estate     Cap Value     Balanced
                                             Portfolio    Portfolio    Portfolio   Portfolio     Portfolio
                                             (Class 3)    (Class 3)    (Class 3)   (Class 3)     (Class 3)
                                             ---------    ---------    ---------  -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   9,478    $      (9)   $     397   $  (3,509)   $     408
     Net realized gains (losses) from
         securities transactions                 1,265           (1)          85      13,700            7
     Change in net unrealized appreciation
         (depreciation) of investments          17,465          228        6,099      88,341        3,963
         Increase (decrease) in net assets
          from operations                       28,208          218        6,581      98,532        4,378
                                             ---------    ---------    ---------   ---------    ---------

From capital transactions:
     Net proceeds from units sold              249,738            0       56,390     372,001       37,612
     Cost of units redeemed                     (1,694)           0            0     (38,325)           0
     Annuity benefit payments                        0            0            0           0            0
     Net transfers                             164,443        5,520       22,492     132,448       76,521
     Contract maintenance charge                     0            0            0         (12)           0
                                             ---------    ---------    ---------   ---------    ---------
         Increase (decrease) in net assets
          from capital transactions            412,487        5,520       78,882     466,112      114,133
                                             ---------    ---------    ---------   ---------    ---------

Increase (decrease) in net assets              440,695        5,738       85,463     564,644      118,511
Net assets at beginning of period                   98           94          101          97           97
                                             ---------    ---------    ---------   ---------    ---------
Net assets at end of period                  $ 440,793    $   5,832    $  85,564   $ 564,741    $ 118,608
                                             =========    =========    =========   =========    =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                 11,736            0        3,819      33,141        2,790
     Units redeemed                                (74)           0            0      (2,840)           0
     Units transferred                           7,485          340        1,503      11,249        5,585
                                             ---------    ---------    ---------   ---------    ---------
Increase (decrease) in units outstanding        19,147          340        5,322      41,550        8,375
Beginning units                                      5            7            9          10            8
                                             ---------    ---------    ---------   ---------    ---------
Ending units                                    19,152          347        5,331      41,560        8,383
                                             =========    =========    =========   =========    =========
Contracts With Total Expenses of 1.55%:
     Units sold                                      0            0            0           0            0
     Units redeemed                                  0            0            0           0            0
     Units transferred                               0            0            0           0            0
                                             ---------    ---------    ---------   ---------    ---------
Increase (decrease) in units outstanding             0            0            0           0            0
Beginning units                                      0            0            0           0            0
                                             ---------    ---------    ---------   ---------    ---------
Ending units                                         0            0            0           0            0
                                             =========    =========    =========   =========    =========
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0            0           0            0
     Units redeemed                                  0            0            0           0            0
     Units transferred                               0            0            0           0            0
                                             ---------    ---------    ---------   ---------    ---------
Increase (decrease) in units outstanding             0            0            0           0            0
Beginning units                                      0            0            0           0            0
                                             ---------    ---------    ---------   ---------    ---------
Ending units                                         0            0            0           0            0
                                             =========    =========    =========   =========    =========
Contracts With Total Expenses of 1.72%:
     Units sold                                      0            0            0           0            0
     Units redeemed                                  0            0            0           0            0
     Units transferred                             183            0            0           0            0
                                             ---------    ---------    ---------   ---------    ---------
Increase (decrease) in units outstanding           183            0            0           0            0
Beginning units                                      0            0            0           0            0
                                             ---------    ---------    ---------   ---------    ---------
Ending units                                       183            0            0           0            0
                                             =========    =========    =========   =========    =========

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Telecom      Worldwide                    Emerging       Growth and
                                              Technology      Utility     High Income     Comstock       Growth          Income
                                              Portfolio      Portfolio     Portfolio     Portfolio      Portfolio      Portfolio
                                              (Class 3)      (Class 3)     (Class 3)     (Class II)     (Class II)     (Class II)
                                             -----------    -----------   -----------   -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      (597)   $       514   $       122   $      (833)   $      (192)   $    (2,560)
     Net realized gains (losses) from
         securities transactions                   1,788              0            20         3,576             (5)         3,944
     Change in net unrealized appreciation
         (depreciation) of investments            10,681            334            99        22,682          3,048         72,576
                                             -----------    -----------   -----------   -----------    -----------    -----------
         Increase (decrease) in net assets
          from operations                         11,872            848           241        25,425          2,851         73,960
                                             -----------    -----------   -----------   -----------    -----------    -----------

From capital transactions:
     Net proceeds from units sold                 54,924          9,779         2,345       237,538         53,789        517,961
     Cost of units redeemed                            0              0             0       (38,073)             0        (35,520)
     Annuity benefit payments                          0              0             0             0              0              0
     Net transfers                                52,847          3,793        12,497        57,227         25,287        262,941
     Contract maintenance charge                       0              0             0            (1)             0             (3)
                                             -----------    -----------   -----------   -----------    -----------    -----------
         Increase (decrease) in net assets
          from capital transactions              107,771         13,572        14,842       256,691         79,076        745,379
                                             -----------    -----------   -----------   -----------    -----------    -----------

Increase (decrease) in net assets                119,643         14,420        15,083       282,116         81,927        819,339
Net assets at beginning of period                     84            102           101            96             93             98
                                             -----------    -----------   -----------   -----------    -----------    -----------
Net assets at end of period                  $   119,727    $    14,522   $    15,184   $   282,212    $    82,020    $   819,437
                                             ===========    ===========   ===========   ===========    ===========    ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                   23,390          1,054           139        24,295          6,381         51,208
     Units redeemed                                    0              0             0        (3,637)             0         (3,251)
     Units transferred                            14,622            377           729         5,333          2,974         26,144
                                             -----------    -----------   -----------   -----------    -----------    -----------
Increase (decrease) in units outstanding          38,012          1,431           868        25,991          9,355         74,101
Beginning units                                       49             12             7            12             13             11
                                             -----------    -----------   -----------   -----------    -----------    -----------
Ending units                                      38,061          1,443           875        26,003          9,368         74,112
                                             ===========    ===========   ===========   ===========    ===========    ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                      738              0             0           428              0              0
     Units redeemed                                    0              0             0             0              0              0
     Units transferred                             8,192              0             0            12              0              0
                                             -----------    -----------   -----------   -----------    -----------    -----------
Increase (decrease) in units outstanding           8,930              0             0           440              0              0
Beginning units                                        0              0             0             0              0              0
                                             -----------    -----------   -----------   -----------    -----------    -----------
Ending units                                       8,930              0             0           440              0              0
                                             ===========    ===========   ===========   ===========    ===========    ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                       58              0             0            13              0              0
     Units redeemed                                    0              0             0             0              0              0
     Units transferred                                 0              0             0            16              0              0
                                             -----------    -----------   -----------   -----------    -----------    -----------
Increase (decrease) in units outstanding              58              0             0            29              0              0
Beginning units                                        0              0             0             0              0              0
                                             -----------    -----------   -----------   -----------    -----------    -----------
Ending units                                          58              0             0            29              0              0
                                             ===========    ===========   ===========   ===========    ===========    ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0              0             0             0              0            176
     Units redeemed                                    0              0             0             0              0              0
     Units transferred                                 0              0             0           396              0           (176)
                                             -----------    -----------   -----------   -----------    -----------    -----------
Increase (decrease) in units outstanding               0              0             0           396              0              0
Beginning units                                        0              0             0             0              0              0
                                             -----------    -----------   -----------   -----------    -----------    -----------
Ending units                                           0              0             0           396              0              0
                                             ===========    ===========   ===========   ===========    ===========    ===========

                                                              Conservative     Conservative                        Flexible
                                              Balanced         Balanced           Growth        Equity Income       Income
                                              Portfolio       Portfolio        Portfolio            Fund           Portfolio
                                             (Class 2) (1)    (Class 2) (1)    (Class 2) (1)     (Class 2) (1)    (Class 2) (1)
                                             -----------      -----------      -----------      ------------      -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (1,406)     $      (360)     $    (2,141)      $      (348)     $     4,350
     Net realized gains (losses) from
         securities transactions                   2,387                2              291                 9               31
     Change in net unrealized appreciation
         (depreciation) of investments           237,963            5,207           98,549            10,476           31,971
                                             -----------      -----------      -----------       -----------      -----------
         Increase (decrease) in net assets
          from operations                        238,944            4,849           96,699            10,137           36,352
                                             -----------      -----------      -----------       -----------      -----------

From capital transactions:
     Net proceeds from units sold              1,904,395          148,788          743,274             9,922          411,086
     Cost of units redeemed                      (18,879)               0           (5,766)                0           (8,284)
     Annuity benefit payments                          0                0                0                 0                0
     Net transfers                               769,454            2,073          247,638           134,635          295,310
     Contract maintenance charge                     (26)               0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
         Increase (decrease) in net assets
          from capital transactions            2,654,944          150,861          985,146           144,557          698,112
                                             -----------      -----------      -----------       -----------      -----------

Increase (decrease) in net assets              2,893,888          155,710        1,081,845           154,694          734,464
Net assets at beginning of period                      0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Net assets at end of period                  $ 2,893,888      $   155,710      $ 1,081,845       $   154,694      $   734,464
                                             ===========      ===========      ===========       ===========      ===========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                        0                0                0                 0                0
     Units redeemed                                    0                0                0                 0                0
     Units transferred                                 0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Increase (decrease) in units outstanding               0                0                0                 0                0
Beginning units                                        0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Ending units                                           0                0                0                 0                0
                                             ===========      ===========      ===========       ===========      ===========
Contracts With Total Expenses of 1.55%:
     Units sold                                  172,268           24,559           81,912             1,393           57,209
     Units redeemed                                 (970)               0             (449)                0           (1,146)
     Units transferred                            92,676              349           26,414            16,873           42,068
                                             -----------      -----------      -----------       -----------      -----------
Increase (decrease) in units outstanding         263,974           24,908          107,877            18,266           98,131
Beginning units                                        0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Ending units                                     263,974           24,908          107,877            18,266           98,131
                                             ===========      ===========      ===========       ===========      ===========
Contracts With Total Expenses of 1.70%:
     Units sold                                   84,559              450           16,340               196            2,689
     Units redeemed                               (1,503)               0             (323)                0              (11)
     Units transferred                             7,972                0            5,945             3,660                0
                                             -----------      -----------      -----------       -----------      -----------
Increase (decrease) in units outstanding          91,028              450           21,962             3,856            2,678
Beginning units                                        0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Ending units                                      91,028              450           21,962             3,856            2,678
                                             ===========      ===========      ===========       ===========      ===========
Contracts With Total Expenses of 1.72%:
     Units sold                                        0                0                0                 0                0
     Units redeemed                                    0                0                0                 0                0
     Units transferred                                 0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Increase (decrease) in units outstanding               0                0                0                 0                0
Beginning units                                        0                0                0                 0                0
                                             -----------      -----------      -----------       -----------      -----------
Ending units                                           0                0                0                 0                0
                                             ===========      ===========      ===========       ===========      ===========

(1)  For the period from February 11, 2003 (inception) to December 31, 2003.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (Continued)

                                                             Growth                    International      Mid         Money
                                               Growth       & Income      Income           Growth      Cap Stock      Market
                                                Fund          Fund         Fund            Fund          Fund          Fund
                                             (Class 2)(1)  (Class 2)(1)  (Class 2)(1)   (Class 2)(1)  (Class 2)(1)  (Class 2)(1)*
                                             ------------  ------------  ------------  -------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (175)    $     (46)    $    (718)      $     (36)    $    (102)    $      (3)
     Net realized gains (losses) from
         securities transactions                     4            (1)          107              (1)            1             0
     Change in net unrealized appreciation
         (depreciation) of investments           3,024         1,561         6,691           1,486         2,379             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
         Increase (decrease) in net assets
          from operations                        2,853         1,514         6,080           1,449         2,278            (3)
                                             ---------     ---------     ---------       ---------     ---------     ---------

From capital transactions:
     Net proceeds from units sold                4,557         1,197       103,772             198         7,410           242
     Cost of units redeemed                          0             0          (800)              0             0             0
     Annuity benefit payments                        0             0             0               0             0             0
     Net transfers                              50,962        22,418        59,743          18,521        22,034          (100)
     Contract maintenance charge                     0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
         Increase (decrease) in net assets
          from capital transactions             55,519        23,615       162,715          18,719        29,444           142
                                             ---------     ---------     ---------       ---------     ---------     ---------

Increase (decrease) in net assets               58,372        25,129       168,795          20,168        31,722           139
Net assets at beginning of period                    0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Net assets at end of period                  $  58,372     $  25,129     $ 168,795       $  20,168     $  31,722     $     139
                                             =========     =========     =========       =========     =========     =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                      0             0             0               0             0             0
     Units redeemed                                  0             0             0               0             0             0
     Units transferred                               0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Increase (decrease) in units outstanding             0             0             0               0             0             0
Beginning units                                      0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Ending units                                         0             0             0               0             0             0
                                             =========     =========     =========       =========     =========     =========
Contracts With Total Expenses of 1.55%:
     Units sold                                    654            22        16,343              28         1,144            21
     Units redeemed                                  0             0          (122)              0             0             0
     Units transferred                               0         4,071         1,280           3,960         3,156            (8)
                                             ---------     ---------     ---------       ---------     ---------     ---------
Increase (decrease) in units outstanding           654         4,093        17,501           3,988         4,300            13
Beginning units                                      0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Ending units                                       654         4,093        17,501           3,988         4,300            13
                                             =========     =========     =========       =========     =========     =========
Contracts With Total Expenses of 1.70%:
     Units sold                                    218           230            16              28            18            21
     Units redeemed                                  0             0             0               0             0             0
     Units transferred                           8,648             6         7,797               0             0            (9)
                                             ---------     ---------     ---------       ---------     ---------     ---------
Increase (decrease) in units outstanding         8,866           236         7,813              28            18            12
Beginning units                                      0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Ending units                                     8,866           236         7,813              28            18            12
                                             =========     =========     =========       =========     =========     =========
Contracts With Total Expenses of 1.72%:
     Units sold                                      0             0             0               0             0             0
     Units redeemed                                  0             0             0               0             0             0
     Units transferred                               0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Increase (decrease) in units outstanding             0             0             0               0             0             0
Beginning units                                      0             0             0               0             0             0
                                             ---------     ---------     ---------       ---------     ---------     ---------
Ending units                                         0             0             0               0             0             0
                                             =========     =========     =========       =========     =========     =========

                                                             Short Term      Small       Strategic           U.S.
                                                REIT          Income       Cap Stock      Growth         Government
                                                Fund           Fund          Fund        Portfolio    Securities Fund
                                             (Class 2)(2)*  (Class 2)(1)  (Class 2)(1)  (Class 2)(1)    (Class 2) (1)
                                             ------------   ------------   -----------   ----------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $      (9)     $     (76)    $     (61)    $    (444)      $   4,515
     Net realized gains (losses) from
         securities transactions                    323             (1)            1            17            (232)
     Change in net unrealized appreciation
         (depreciation) of investments               22            276         2,686        32,684          (4,332)
                                              ---------      ---------     ---------     ---------       ---------
         Increase (decrease) in net assets
          from operations                           336            199         2,626        32,257             (49)
                                              ---------      ---------     ---------     ---------       ---------

From capital transactions:
     Net proceeds from units sold                     0          5,297         1,897       104,882         113,565
     Cost of units redeemed                           0              0             0             0            (800)
     Annuity benefit payments                         0              0             0             0               0
     Net transfers                                 (106)        16,019        19,900        94,325          35,825
     Contract maintenance charge                      0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
         Increase (decrease) in net assets
          from capital transactions                (106)        21,316        21,797       199,207         148,590
                                              ---------      ---------     ---------     ---------       ---------

Increase (decrease) in net assets                   230         21,515        24,423       231,464         148,541
Net assets at beginning of period                     0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Net assets at end of period                   $     230      $  21,515     $  24,423     $ 231,464       $ 148,541
                                              =========      =========     =========     =========       =========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                       0              0             0             0               0
     Units redeemed                                   0              0             0             0               0
     Units transferred                                0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Increase (decrease) in units outstanding              0              0             0             0               0
Beginning units                                       0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Ending units                                          0              0             0             0               0
                                              =========      =========     =========     =========       =========
Contracts With Total Expenses of 1.55%:
     Units sold                                       0            822           372        14,315           1,282
     Units redeemed                                   0              0             0             0            (129)
     Units transferred                               10          2,520         3,373         8,358           1,643
                                              ---------      ---------     ---------     ---------       ---------
Increase (decrease) in units outstanding             10          3,342         3,745        22,673           2,796
Beginning units                                       0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Ending units                                         10          3,342         3,745        22,673           2,796
                                              =========      =========     =========     =========       =========
Contracts With Total Expenses of 1.70%:
     Units sold                                       0             16            27            15          16,884
     Units redeemed                                   0              0             0             0               0
     Units transferred                               10              0             0         3,158           4,172
                                              ---------      ---------     ---------     ---------       ---------
Increase (decrease) in units outstanding             10             16            27         3,173          21,056
Beginning units                                       0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Ending units                                         10             16            27         3,173          21,056
                                              =========      =========     =========     =========       =========
Contracts With Total Expenses of 1.72%:
     Units sold                                       0              0             0             0               0
     Units redeemed                                   0              0             0             0               0
     Units transferred                                0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Increase (decrease) in units outstanding              0              0             0             0               0
Beginning units                                       0              0             0             0               0
                                              ---------      ---------     ---------     ---------       ---------
Ending units                                          0              0             0             0               0
                                              =========      =========     =========     =========       =========

(1)  For the period from February 11, 2003 (inception) to December 31, 2003.

(2)  For the period from October 1, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         Nations
                                                                       Nations           Marsico
                                                   West Coast        High Yield          Focused
                                                     Equity             Bond            Equities
                                                      Fund            Portfolio         Portfolio
                                                   (Class 2)(1)     (Class B)(1)*     (Class B)(1)*
                                                  --------------    --------------    ------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                  $    (17)         $     12         $      0
     Net realized gains (losses) from
         securities transactions                         (2)                0                0
     Change in net unrealized appreciation
         (depreciation) of investments                  711                 3               17
                                                   --------          --------         --------
         Increase (decrease) in net assets
          from operations                               692                15               17
                                                   --------          --------         --------

From capital transactions:
     Net proceeds from units sold                       193               201              197
     Cost of units redeemed                               0                 0                0
     Annuity benefit payments                             0                 0                0
     Net transfers                                   11,892                 0                0
     Contract maintenance charge                          0                 0                0
                                                   --------          --------         --------
         Increase (decrease) in net assets
          from capital transactions                  12,085               201              197
                                                   --------          --------         --------

Increase (decrease) in net assets                    12,777               216              214
Net assets at beginning of period                         0                 0                0
                                                   --------          --------         --------
Net assets at end of period                        $ 12,777          $    216         $    214
                                                   ========          ========         ========

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.52%:
     Units sold                                           0                 8               11
     Units redeemed                                       0                 0                0
     Units transferred                                    0                 0                0
                                                   --------          --------         --------
Increase (decrease) in units outstanding                  0                 8               11
Beginning units                                           0                 0                0
                                                   --------          --------         --------
Ending units                                              0                 8               11
                                                   ========          ========         ========
Contracts With Total Expenses of 1.55%:
     Units sold                                          15                 0                0
     Units redeemed                                       0                 0                0
     Units transferred                                1,322                 0                0
                                                   --------          --------         --------
Increase (decrease) in units outstanding              1,337                 0                0
Beginning units                                           0                 0                0
                                                   --------          --------         --------
Ending units                                          1,337                 0                0
                                                   ========          ========         ========
Contracts With Total Expenses of 1.70%:
     Units sold                                          15                 0                0
     Units redeemed                                       0                 0                0
     Units transferred                                    2                 0                0
                                                   --------          --------         --------
Increase (decrease) in units outstanding                 17                 0                0
Beginning units                                           0                 0                0
                                                   --------          --------         --------
Ending units                                             17                 0                0
                                                   ========          ========         ========
Contracts With Total Expenses of 1.72%:
     Units sold                                           0                 8               11
     Units redeemed                                       0                 0                0
     Units transferred                                    0                 0                0
                                                   --------          --------         --------
Increase (decrease) in units outstanding                  0                 8               11
Beginning units                                           0                 0                0
                                                   --------          --------         --------
Ending units                                              0                 8               11
                                                   ========          ========         ========

(1)  For the period from February 11, 2003 (inception) to December 31, 2003.

* Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002

                                                                  Global                               Growth          Asset
                                                                  Growth             Growth            Income       Allocation
                                                                   Fund               Fund              Fund         Portfolio
                                                              (Class 2) (1) **  (Class 2) (1) **  (Class 2) (1) **   (Class 1)
                                                              ------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                   $ 0               $ 0               $ 0          $  270,755
     Net realized gains (losses) from
         securities transactions                                      0                (3)               (1)           (895,936)
     Change in net unrealized appreciation
         (depreciation) of investments                               (5)               (9)               (7)           (893,120)
                                                              ------------------------------------------------------------------

         Increase (decrease) in net assets from operations           (5)              (12)               (8)         (1,518,301)
                                                              ------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                   100               103               102              80,925
     Cost of units redeemed                                           0                 0                 0          (1,562,557)
     Annuity benefit payments                                         0                 0                 0              (9,678)
     Net transfers                                                    0                 0                 0          (1,854,219)
     Contract maintenance charge                                      0                 0                 0              (5,140)
                                                              ------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                              100               103               102          (3,350,669)
                                                              ------------------------------------------------------------------

Increase (decrease) in net assets                                    95                91                94          (4,868,970)
Net assets at beginning of period                                     0                 0                 0          16,991,917
                                                              ------------------------------------------------------------------

Net assets at end of period                                        $ 95              $ 91              $ 94         $12,122,947
                                                              ==================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                       9                 8                 9               4,441
     Units redeemed                                                   0                 0                 0             (89,834)
     Units transferred                                                0                 0                 0            (112,263)
                                                              ------------------------------------------------------------------

Increase (decrease) in units outstanding                              9                 8                 9            (197,656)
Beginning units                                                       0                 0                 0             912,870
                                                              ------------------------------------------------------------------

Ending units                                                          9                 8                 9             715,214
                                                              ==================================================================

                                                                             Government
                                                                 Capital        and                          Natural
                                                              Appreciation   Quality Bond      Growth       Resources
                                                               Portfolio      Portfolio       Portfolio     Portfolio
                                                               (Class 1)      (Class 1)       (Class 1)     (Class 1)
                                                              --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                              $  (468,080)  $  1,069,388   $   (178,126)  $  (18,241)
     Net realized gains (losses) from
         securities transactions                                (3,218,373)       300,562     (1,413,879)     155,002
     Change in net unrealized appreciation
         (depreciation) of investments                          (5,394,920)     1,186,057     (2,672,699)     (61,461)
                                                              --------------------------------------------------------

         Increase (decrease) in net assets from operations      (9,081,373)     2,556,007     (4,264,704)      75,300
                                                              --------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                1,540,735      8,864,437        531,583       59,448
     Cost of units redeemed                                     (2,438,910)    (5,769,258)    (1,214,256)    (174,560)
     Annuity benefit payments                                       (1,159)        (3,386)          (831)           0
     Net transfers                                              (1,014,167)    16,638,826        123,385      871,048
     Contract maintenance charge                                   (11,233)        (6,833)        (6,506)      (1,127)
                                                              --------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          (1,924,734)    19,723,786       (566,625)     754,809
                                                              --------------------------------------------------------

Increase (decrease) in net assets                              (11,006,107)    22,279,793     (4,831,329)     830,109
Net assets at beginning of period                               37,056,371     22,549,341     18,178,363    2,408,347
                                                              --------------------------------------------------------

Net assets at end of period                                   $ 26,050,264   $ 44,829,134   $ 13,347,034   $3,238,456
                                                              ========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     49,166        560,588         21,104        3,791
     Units redeemed                                                (85,511)      (359,628)       (53,640)     (11,394)
     Units transferred                                             (48,000)     1,044,432          4,284       51,255
                                                              --------------------------------------------------------

Increase (decrease) in units outstanding                           (84,345)     1,245,392        (28,252)      43,652
Beginning units                                                  1,094,258      1,470,891        668,099      168,114
                                                              --------------------------------------------------------

Ending units                                                     1,009,913      2,716,283        639,847      211,766
                                                              ========================================================

** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1) For the period from December 2, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                                                                  Government
                                                                  Asset            Capital           and
                                                               Allocation       Appreciation      Quality Bond        Growth
                                                                Portfolio         Portfolio         Portfolio        Portfolio
                                                            (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                  $ 0               $ 0               $ 0               $ 0
     Net realized gains (losses) from
         securities transactions                                     0                 0                 0                (1)
     Change in net unrealized appreciation
         (depreciation) of investments                              (1)               (7)                2                (6)
                                                            ------------------------------------------------------------------------

         Increase (decrease) in net assets from operations          (1)               (7)                2                (7)
                                                            ------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                  100               100               100               102
     Cost of units redeemed                                          0                 0                 0                 0
     Annuity benefit payments                                        0                 0                 0                 0
     Net transfers                                                   0                 0                 0                 0
     Contract maintenance charge                                     0                 0                 0                 0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                             100               100               100               102
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets                                   99                93               102                95
Net assets at beginning of period                                    0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Net assets at end of period                                       $ 99              $ 93             $ 102              $ 95
                                                            ========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      6                 4                 6                 5
     Units redeemed                                                  0                 0                 0                 0
     Units transferred                                               0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Increase (decrease) in units outstanding                             6                 4                 6                 5
Beginning units                                                      0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Ending units                                                         6                 4                 6                 5
                                                            ========================================================================

                                                                 Natural          Growth         Aggressive       Alliance
                                                                Resources        and Income        Growth         Growth
                                                                Portfolio        Portfolio        Portfolio      Portfolio
                                                            (Class 3) (1) **  (Class VC) (1) **   (Class 1)      (Class 1)
                                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $ 0                $ 0         $  (125,834)  $   (664,754)
     Net realized gains (losses) from
         securities transactions                                    0                  0          (2,557,056)    (9,007,536)
     Change in net unrealized appreciation
         (depreciation) of investments                              4                 (6)           (487,063)   (11,758,064)
                                                            ----------------------------------------------------------------

         Increase (decrease) in net assets from operations          4                 (6)         (3,169,953)   (21,430,354)
                                                            ----------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 100                101             126,772      1,128,411
     Cost of units redeemed                                         0                  0            (824,061)    (4,220,357)
     Annuity benefit payments                                       0                  0              (1,453)       (48,238)
     Net transfers                                                  0                  0            (986,159)    (4,409,463)
     Contract maintenance charge                                    0                  0              (5,446)       (22,885)
                                                            ----------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            100                101          (1,690,347)    (7,572,532)
                                                            ----------------------------------------------------------------

Increase (decrease) in net assets                                 104                 95          (4,860,300)   (29,002,886)
Net assets at beginning of period                                   0                  0          12,989,561     68,106,499
                                                            ----------------------------------------------------------------

Net assets at end of period                                     $ 104               $ 95         $ 8,129,261   $ 39,103,613
                                                            ================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     7                 12              10,764         39,962
     Units redeemed                                                 0                  0             (71,674)      (162,088)
     Units transferred                                              0                  0             (87,767)      (194,331)
                                                            ----------------------------------------------------------------

Increase (decrease) in units outstanding                            7                 12            (148,677)      (316,457)
Beginning units                                                     0                  0             951,741      2,087,816
                                                            ----------------------------------------------------------------

Ending units                                                        7                 12             803,064      1,771,359
                                                            ================================================================

** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1) For the period from December 2, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                                                                         Davis
                                                            Blue Chip       Cash         Corporate      Venture
                                                             Growth      Management        Bond          Value
                                                            Portfolio    Portfolio      Portfolio      Portfolio
                                                            (Class 1)    (Class 1)       (Class 1)      (Class 1)
                                                            -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $  (9,838)   $ 1,040,964   $    597,507   $   (535,401)
     Net realized gains (losses) from
         securities transactions                             (108,201)    (1,097,045)      (134,460)    (2,115,742)
     Change in net unrealized appreciation
         (depreciation) of investments                       (208,600)         5,833        124,079     (9,470,864)
                                                            -------------------------------------------------------

         Increase (decrease) in net assets from operations   (326,639)       (50,248)       587,126    (12,122,007)
                                                            -------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                             372,488     32,742,018        668,166      1,495,645
     Cost of units redeemed                                   (86,383)   (24,538,620)    (1,022,765)    (5,607,166)
     Annuity benefit payments                                       0         (3,489)        (1,637)       (22,379)
     Net transfers                                            481,315     (8,924,697)     1,598,488     (3,881,057)
     Contract maintenance charge                                 (300)        (4,686)        (2,883)       (21,976)
                                                            -------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        767,120       (729,474)     1,239,369     (8,036,933)
                                                            -------------------------------------------------------

Increase (decrease) in net assets                             440,481       (779,722)     1,826,495    (20,158,940)
Net assets at beginning of period                             479,064     28,446,701      9,554,776     67,198,485
                                                            -------------------------------------------------------

Net assets at end of period                                 $ 919,545   $ 27,666,979   $ 11,381,271   $ 47,039,545
                                                            =======================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                67,644      2,509,036         47,085         62,594
     Units redeemed                                           (15,450)    (1,881,918)       (72,190)      (239,170)
     Units transferred                                         73,505       (684,743)       110,917       (198,218)
                                                            -------------------------------------------------------

Increase (decrease) in units outstanding                      125,699        (57,625)        85,812       (374,794)
Beginning units                                                71,523      2,177,838        683,843      2,560,498
                                                            -------------------------------------------------------

Ending units                                                  197,222      2,120,213        769,655      2,185,704
                                                            =======================================================

                                                                                          Federated
                                                             "Dogs" of      Emerging      American      Global
                                                            Wall Street     Markets       Leaders        Bond
                                                             Portfolio     Portfolio     Portfolio     Portfolio
                                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                                            -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $     5,214   $   (61,734)   $  (61,491)  $     6,271
     Net realized gains (losses) from
         securities transactions                                (61,035)       63,171    (1,212,075)       17,576
     Change in net unrealized appreciation
         (depreciation) of investments                         (208,772)       (3,251)   (1,907,362)      166,837
                                                            -------------------------------------------------------

         Increase (decrease) in net assets from operations     (264,593)       (1,814)   (3,180,928)      190,684
                                                            -------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               163,328        75,502       331,560        65,385
     Cost of units redeemed                                    (167,690)     (313,437)   (1,667,606)     (290,279)
     Annuity benefit payments                                      (173)         (159)       (2,782)       (2,652)
     Net transfers                                            1,852,196    (1,662,025)   (1,267,702)     (313,539)
     Contract maintenance charge                                   (651)       (1,416)       (3,346)       (1,218)
                                                            -------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        1,847,010    (1,901,535)   (2,609,876)     (542,303)
                                                            -------------------------------------------------------

Increase (decrease) in net assets                             1,582,417    (1,903,349)   (5,790,804)     (351,619)
Net assets at beginning of period                             1,281,335     5,254,679    14,715,514     4,700,040
                                                            -------------------------------------------------------

Net assets at end of period                                 $ 2,863,752   $ 3,351,330   $ 8,924,710   $ 4,348,421
                                                            =======================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  17,042        10,849        21,744         4,160
     Units redeemed                                             (18,031)      (47,244)     (111,687)      (18,649)
     Units transferred                                          189,850      (206,210)     (118,858)      (19,512)
                                                            -------------------------------------------------------

Increase (decrease) in units outstanding                        188,861      (242,605)     (208,801)      (34,001)
Beginning units                                                 132,220       803,581       898,256       299,802
                                                            -------------------------------------------------------

Ending units                                                    321,081       560,976       689,455       265,801
                                                            =======================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                                             Goldman
                                                              Global          Sachs         Growth-        Growth
                                                             Equities       Research         Income     Opportunities
                                                             Portfolio      Portfolio      Portfolio      Portfolio
                                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                            ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $   (129,574)     $ (7,168)  $   (297,385)   $   (8,804)
     Net realized gains (losses) from
         securities transactions                              (2,704,117)     (107,461)    (3,159,696)      (96,419)
     Change in net unrealized appreciation
         (depreciation) of investments                          (150,438)      (79,653)    (7,383,481)     (225,104)
                                                            ---------------------------------------------------------

         Increase (decrease) in net assets from operations    (2,984,129)     (194,282)   (10,840,562)     (330,327)
                                                            ---------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                102,710       140,811      4,783,276        28,550
     Cost of units redeemed                                     (743,274)      (62,598)    (3,530,533)      (31,744)
     Annuity benefit payments                                       (514)            0        (32,772)            0
     Net transfers                                            (1,367,499)      295,430     (7,263,003)      294,186
     Contract maintenance charge                                  (3,360)          (93)       (16,598)         (163)
                                                            ---------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                        (2,011,937)      373,550     (6,059,630)      290,829
                                                            ---------------------------------------------------------

Increase (decrease) in net assets                             (4,996,066)      179,268    (16,900,192)      (39,498)
Net assets at beginning of period                             10,978,735       307,232     49,539,951       541,072
                                                            ---------------------------------------------------------

Net assets at end of period                                 $  5,982,669     $ 486,500   $ 32,639,759    $  501,574
                                                            =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    6,895        23,018        187,325         5,112
     Units redeemed                                              (52,040)      (10,371)      (151,232)       (7,038)
     Units transferred                                          (107,969)       40,258       (315,893)       54,463
                                                            ---------------------------------------------------------

Increase (decrease) in units outstanding                        (153,114)       52,905       (279,800)       52,537
Beginning units                                                  628,357        42,830      1,845,250        93,154
                                                            ---------------------------------------------------------

Ending units                                                     475,243        95,735      1,565,450       145,691
                                                            =========================================================

                                                                             International                         MFS
                                                            High-Yield        Diversified    International     Massachusetts
                                                               Bond            Equities     Growth & Income   Investors Trust
                                                             Portfolio         Portfolio       Portfolio         Portfolio
                                                             (Class 1)         (Class 1)       (Class 1)         (Class 1)
                                                            -----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $ 1,084,722      $   (140,414)   $   (120,727)     $    (70,054)
     Net realized gains (losses) from
         securities transactions                             (1,372,610)         (392,066)        352,060          (834,163)
     Change in net unrealized appreciation
         (depreciation) of investments                         (362,163)         (879,966)        (70,824)       (1,579,089)
                                                            -----------------------------------------------------------------

         Increase (decrease) in net assets from operations     (650,051)       (1,412,446)        160,509        (2,483,306)
                                                            -----------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               241,354         3,997,912         330,058           615,081
     Cost of units redeemed                                  (1,434,117)         (789,701)       (460,173)         (645,341)
     Annuity benefit payments                                      (353)           (1,623)           (727)             (784)
     Net transfers                                            1,547,616        (7,383,302)     (3,276,135)          367,953
     Contract maintenance charge                                 (2,874)           (2,874)         (2,752)           (3,631)
                                                            -----------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          351,626        (4,179,588)     (3,409,729)          333,278
                                                            -----------------------------------------------------------------

Increase (decrease) in net assets                              (298,425)       (5,592,034)     (3,249,220)       (2,150,028)
Net assets at beginning of period                             9,956,246        11,283,072       9,116,687        10,634,558
                                                            -----------------------------------------------------------------

Net assets at end of period                                 $ 9,657,821      $  5,691,038    $  5,867,467      $  8,484,530
                                                            =================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  19,870           412,371          33,517            33,937
     Units redeemed                                            (121,544)          (87,304)        (48,511)          (38,524)
     Units transferred                                          138,021          (639,372)       (131,812)           18,547
                                                            -----------------------------------------------------------------

Increase (decrease) in units outstanding                         36,347          (314,305)       (146,806)           13,960
Beginning units                                                 796,205         1,106,719         848,603           553,981
                                                            -----------------------------------------------------------------

Ending units                                                    832,552           792,414         701,797           567,941
                                                            =================================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                               MFS            MFS          Putnam
                                                              Mid-Cap         Total        Growth:        Real
                                                              Growth         Return        Voyager       Estate
                                                             Portfolio      Portfolio     Portfolio     Portfolio
                                                             (Class 1)      (Class 1)     (Class 1)     (Class 1)
                                                            -------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $   (87,663)  $     73,295   $  (176,114)  $    45,232
     Net realized gains (losses) from
         securities transactions                             (1,528,794)       124,286    (2,348,111)       69,356
     Change in net unrealized appreciation
         (depreciation) of investments                       (2,532,895)    (1,449,677)   (1,841,458)       (3,306)
                                                            -------------------------------------------------------

         Increase (decrease) in net assets from operations   (4,149,352)    (1,252,096)   (4,365,683)      111,282
                                                            -------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               397,586      4,792,474       207,429       133,766
     Cost of units redeemed                                    (373,084)    (1,494,009)   (1,057,615)     (415,158)
     Annuity benefit payments                                         0         (1,900)            0          (424)
     Net transfers                                              750,504       (128,959)   (1,958,709)      928,711
     Contract maintenance charge                                 (3,035)        (5,795)       (7,008)       (1,262)
                                                            -------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                          771,971      3,161,811    (2,815,903)      645,633
                                                            -------------------------------------------------------

Increase (decrease) in net assets                            (3,377,381)     1,909,715    (7,181,586)      756,915
Net assets at beginning of period                             8,030,752     16,056,706    16,960,896     2,851,593
                                                            -------------------------------------------------------

Net assets at end of period                                 $ 4,653,371   $ 17,966,421   $ 9,779,310   $ 3,608,508
                                                            =======================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  44,956        225,715        12,192        11,537
     Units redeemed                                             (42,262)       (73,051)      (65,709)      (35,114)
     Units transferred                                           65,284         (6,007)     (127,658)       76,322
                                                            -------------------------------------------------------

Increase (decrease) in units outstanding                         67,978        146,657      (181,175)       52,745
Beginning units                                                 598,426        756,534       888,249       251,509
                                                            -------------------------------------------------------

Ending units                                                    666,404        903,191       707,074       304,254
                                                            =======================================================

                                                             SunAmerica                  Telecom        Worldwide
                                                              Balanced     Technology    Utility       High Income
                                                              Portfolio     Portfolio   Portfolio      Portfolio
                                                             (Class 1)      (Class 1)    (Class 1)      (Class 1)
                                                            ---------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                           $   145,895    $   (4,977)  $   240,791    $   457,785
     Net realized gains (losses) from
         securities transactions                               (945,985)      (75,677)     (724,478)      (591,228)
     Change in net unrealized appreciation
         (depreciation) of investments                       (2,042,515)     (156,746)     (568,848)        82,905
                                                            ---------------------------------------------------------

         Increase (decrease) in net assets from operations   (2,842,605)     (237,400)   (1,052,535)       (50,538)
                                                            ---------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                               179,469        49,985        53,295         66,876
     Cost of units redeemed                                  (1,374,619)      (42,178)     (302,261)      (467,211)
     Annuity benefit payments                                    (3,552)            0             0           (119)
     Net transfers                                           (1,198,902)      221,072      (595,145)      (562,638)
     Contract maintenance charge                                 (7,465)         (133)       (1,421)        (1,915)
                                                            ---------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                       (2,405,069)      228,746      (845,532)      (965,007)
                                                            ---------------------------------------------------------

Increase (decrease) in net assets                            (5,247,674)       (8,654)   (1,898,067)    (1,015,545)
Net assets at beginning of period                            17,955,100       352,288     4,437,756      5,349,143
                                                            ---------------------------------------------------------

Net assets at end of period                                 $12,707,426    $  343,634   $ 2,539,689    $ 4,333,598
                                                            =========================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                  12,732        23,947         4,815          4,756
     Units redeemed                                            (101,707)      (16,930)      (31,499)       (33,745)
     Units transferred                                          (93,775)       90,391       (65,045)       (36,165)
                                                            ---------------------------------------------------------

Increase (decrease) in units outstanding                       (182,750)       97,408       (91,729)       (65,154)
Beginning units                                               1,195,940       102,033       385,837        374,063
                                                            ---------------------------------------------------------

Ending units                                                  1,013,190       199,441       294,108        308,909
                                                            =========================================================

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                               Aggressive         Alliance         Blue Chip          Cash
                                                                 Growth            Growth           Growth          Management
                                                               Portfolio         Portfolio        Portfolio         Portfolio
                                                            (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3)(1) **
                                                            ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                 $  0              $  0             $  0           $   0
     Net realized gains (losses) from
         securities transactions                                    (1)                0               (1)              0
     Change in net unrealized appreciation
         (depreciation) of investments                              (5)               (8)              (8)              0
                                                            ----------------------------------------------------------------

         Increase (decrease) in net assets from operations          (6)               (8)              (9)              0
                                                            ----------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                  101               101              102             167
     Cost of units redeemed                                          0                 0                0               0
     Annuity benefit payments                                        0                 0                0               0
     Net transfers                                                   0                 0                0               0
     Contract maintenance charge                                     0                 0                0               0
                                                            ----------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                             101               101              102             167
                                                            ----------------------------------------------------------------

Increase (decrease) in net assets                                   95                93               93             167
Net assets at beginning of period                                    0                 0                0               0
                                                            ----------------------------------------------------------------

Net assets at end of period                                       $ 95              $ 93             $ 93           $ 167
                                                            ================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                      9                 4               20              13
     Units redeemed                                                  0                 0                0               0
     Units transferred                                               0                 0                0               0
                                                            ----------------------------------------------------------------

Increase (decrease) in units outstanding                             9                 4               20              13
Beginning units                                                      0                 0                0               0
                                                            ----------------------------------------------------------------

Ending units                                                         9                 4               20              13
                                                            ================================================================


                                                                Corporate          Davis           "Dogs" of          Emerging
                                                                  Bond         Venture Value      Wall Street          Markets
                                                                Portfolio         Portfolio        Portfolio          Portfolio
                                                            (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   0              $  0              $  0              $  0
     Net realized gains (losses) from
         securities transactions                                    0                 0                 0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                              2                (3)               (3)               (4)
                                                            ----------------------------------------------------------------------

         Increase (decrease) in net assets from operations          2                (3)               (3)               (4)
                                                            ----------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 101               100               101               100
     Cost of units redeemed                                         0                 0                 0                 0
     Annuity benefit payments                                       0                 0                 0                 0
     Net transfers                                                  0                 0                 0                 0
     Contract maintenance charge                                    0                 0                 0                 0
                                                            ----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            101               100               101               100
                                                            ----------------------------------------------------------------------

Increase (decrease) in net assets                                 103                97                98                96
Net assets at beginning of period                                   0                 0                 0                 0
                                                            ----------------------------------------------------------------------

Net assets at end of period                                     $ 103              $ 97              $ 98              $ 96
                                                            ======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     7                 5                11                16
     Units redeemed                                                 0                 0                 0                 0
     Units transferred                                              0                 0                 0                 0
                                                            ----------------------------------------------------------------------

Increase (decrease) in units outstanding                            7                 5                11                16
Beginning units                                                     0                 0                 0                 0
                                                            ----------------------------------------------------------------------

Ending units                                                        7                 5                11                16
                                                            ======================================================================

** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1) For the period from December 2, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                               Federated
                                                                American          Foreign            Global            Global
                                                                 Leaders            Value             Bond            Equities
                                                                Portfolio         Portfolio         Portfolio         Portfolio
                                                            (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                $  0              $  0             $   0              $  0
     Net realized gains (losses) from
         securities transactions                                    0                 0                 0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                             (3)               (6)                2                (5)
                                                            ------------------------------------------------------------------------

         Increase (decrease) in net assets from operations         (3)               (6)                2                (5)
                                                            ------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 100               101               100               101
     Cost of units redeemed                                         0                 0                 0                 0
     Annuity benefit payments                                       0                 0                 0                 0
     Net transfers                                                  0                 0                 0                 0
     Contract maintenance charge                                    0                 0                 0                 0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            100               101               100               101
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets                                  97                95               102                96
Net assets at beginning of period                                   0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Net assets at end of period                                      $ 97              $ 95             $ 102              $ 96
                                                            ========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     8                10                 6                 8
     Units redeemed                                                 0                 0                 0                 0
     Units transferred                                              0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Increase (decrease) in units outstanding                            8                10                 6                 8
Beginning units                                                     0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Ending units                                                        8                10                 6                 8
                                                            ========================================================================

                                                                Goldman
                                                                  Sachs            Growth-           Growth         High-Yield
                                                                Research           Income        Opportunities         Bond
                                                                Portfolio         Portfolio         Portfolio        Portfolio
                                                            (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                $  0               $ 0             $  0               $  0
     Net realized gains (losses) from
         securities transactions                                   (1)                0               (1)                 0
     Change in net unrealized appreciation
         (depreciation) of investments                             (6)               (4)              (9)                 1
                                                            ----------------------------------------------------------------------

         Increase (decrease) in net assets from operations         (7)               (4)             (10)                 1
                                                            ----------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 101               100              101                100
     Cost of units redeemed                                         0                 0                0                  0
     Annuity benefit payments                                       0                 0                0                  0
     Net transfers                                                  0                 0                0                  0
     Contract maintenance charge                                    0                 0                0                  0
                                                            ----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            101               100              101                100
                                                            ----------------------------------------------------------------------

Increase (decrease) in net assets                                  94                96               91                101
Net assets at beginning of period                                   0                 0                0                  0
                                                            ----------------------------------------------------------------------

Net assets at end of period                                      $ 94              $ 96             $ 91              $ 101
                                                            ======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    19                 5               26                  9
     Units redeemed                                                 0                 0                0                  0
     Units transferred                                              0                 0                0                  0
                                                            ----------------------------------------------------------------------

Increase (decrease) in units outstanding                           19                 5               26                  9
Beginning units                                                     0                 0                0                  0
                                                            ----------------------------------------------------------------------

Ending units                                                       19                 5               26                  9
                                                            ======================================================================

** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1) For the period from December 2, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                              International    International                          MFS
                                                               Diversified        Growth            Marsico       Massachusetts
                                                                Equities        and Income          Growth       Investors Trust
                                                                Portfolio        Portfolio         Portfolio        Portfolio
                                                            (Class 3) (1) ** (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ---------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   0              $ 0               $ 0              $  0
     Net realized gains (losses) from
         securities transactions                                    0                0                 0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                             (1)              (3)               (5)               (5)
                                                            ---------------------------------------------------------------------

         Increase (decrease) in net assets from operations         (1)              (3)               (5)               (5)
                                                            ---------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 100              101               100               100
     Cost of units redeemed                                         0                0                 0                 0
     Annuity benefit payments                                       0                0                 0                 0
     Net transfers                                                  0                0                 0                 0
     Contract maintenance charge                                    0                0                 0                 0
                                                            ---------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            100              101               100               100
                                                            ---------------------------------------------------------------------

Increase (decrease) in net assets                                  99               98                95                95
Net assets at beginning of period                                   0                0                 0                 0
                                                            ---------------------------------------------------------------------

Net assets at end of period                                     $  99             $ 98              $ 95              $ 95
                                                            =====================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                    14               12                13                 6
     Units redeemed                                                 0                0                 0                 0
     Units transferred                                              0                0                 0                 0
                                                            ---------------------------------------------------------------------

Increase (decrease) in units outstanding                           14               12                13                 6
Beginning units                                                     0                0                 0                 0
                                                            ---------------------------------------------------------------------

Ending units                                                       14               12                13                 6
                                                            =====================================================================

                                                                                                    Putnam
                                                              MFS Mid-Cap        MFS Total          Growth:             Real
                                                                Growth             Return           Voyager            Estate
                                                               Portfolio         Portfolio         Portfolio         Portfolio
                                                            (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $  0              $   0              $  0             $   0
     Net realized gains (losses) from
         securities transactions                                  (1)                 0                 0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                            (6)                (2)               (6)                1
                                                            ----------------------------------------------------------------------

         Increase (decrease) in net assets from operations        (7)                (2)               (6)                1
                                                            ----------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                101                100               100               100
     Cost of units redeemed                                        0                  0                 0                 0
     Annuity benefit payments                                      0                  0                 0                 0
     Net transfers                                                 0                  0                 0                 0
     Contract maintenance charge                                   0                  0                 0                 0
                                                            ----------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                           101                100               100               100
                                                            ----------------------------------------------------------------------

Increase (decrease) in net assets                                 94                 98                94               101
Net assets at beginning of period                                  0                  0                 0                 0
                                                            ----------------------------------------------------------------------

Net assets at end of period                                     $ 94              $  98              $ 94             $ 101
                                                            ======================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                   14                  5                 7                 9
     Units redeemed                                                0                  0                 0                 0
     Units transferred                                             0                  0                 0                 0
                                                            ----------------------------------------------------------------------

Increase (decrease) in units outstanding                          14                  5                 7                 9
Beginning units                                                    0                  0                 0                 0
                                                            ----------------------------------------------------------------------

Ending units                                                      14                  5                 7                 9
                                                            ======================================================================

** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1) For the period from December 2, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                    FIRST SUNAMERICA LIFE INSURANCE COMPANY

                      STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2002
                                  (Continued)

                                                               Small & Mid        SunAmerica                            Telecom
                                                                Cap Value          Balanced        Technology           Utility
                                                                Portfolio         Portfolio         Portfolio          Portfolio
                                                             (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **  (Class 3) (1) **
                                                            ------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                $   0              $  0              $  0             $   0
     Net realized gains (losses) from
         securities transactions                                     0                 0                (1)                0
     Change in net unrealized appreciation
         (depreciation) of investments                              (3)               (4)              (16)                2
                                                            ------------------------------------------------------------------------

         Increase (decrease) in net assets from operations          (3)               (4)              (17)                2
                                                            ------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                  100               101               101               100
     Cost of units redeemed                                          0                 0                 0                 0
     Annuity benefit payments                                        0                 0                 0                 0
     Net transfers                                                   0                 0                 0                 0
     Contract maintenance charge                                     0                 0                 0                 0
                                                            ------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                             100               101               101               100
                                                            ------------------------------------------------------------------------

Increase (decrease) in net assets                                   97                97                84               102
Net assets at beginning of period                                    0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Net assets at end of period                                      $  97              $ 97              $ 84             $ 102
                                                            ========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     10                 8                49                12
     Units redeemed                                                  0                 0                 0                 0
     Units transferred                                               0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Increase (decrease) in units outstanding                            10                 8                49                12
Beginning units                                                      0                 0                 0                 0
                                                            ------------------------------------------------------------------------

Ending units                                                        10                 8                49                12
                                                            ========================================================================

                                                               Worldwide                             Emerging         Growth and
                                                             High Income          Comstock            Growth            Income
                                                               Portfolio          Portfolio         Portfolio         Portfolio
                                                           (Class 3) (1) **  (Class II) (1) **  (Class II) (1) **  (Class II) (1) **
                                                           -------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                               $   0              $  0              $   0               $ 0
     Net realized gains (losses) from
         securities transactions                                    0                 0                  0                 0
     Change in net unrealized appreciation
         (depreciation) of investments                              1                (4)                (8)               (2)
                                                           -------------------------------------------------------------------------

         Increase (decrease) in net assets from operations          1                (4)                (8)               (2)
                                                           -------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                                 100               100                101               100
     Cost of units redeemed                                         0                 0                  0                 0
     Annuity benefit payments                                       0                 0                  0                 0
     Net transfers                                                  0                 0                  0                 0
     Contract maintenance charge                                    0                 0                  0                 0
                                                           -------------------------------------------------------------------------
         Increase (decrease) in net assets
             from capital transactions                            100               100                101               100
                                                           -------------------------------------------------------------------------

Increase (decrease) in net assets                                 101                96                 93                98
Net assets at beginning of period                                   0                 0                  0                 0
                                                           -------------------------------------------------------------------------

Net assets at end of period                                     $ 101              $ 96              $  93              $ 98
                                                           =========================================================================

ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
     Units sold                                                     7                12                 13                11
     Units redeemed                                                 0                 0                  0                 0
     Units transferred                                              0                 0                  0                 0
                                                           -------------------------------------------------------------------------

Increase (decrease) in units outstanding                            7                12                 13                11
Beginning units                                                     0                 0                  0                 0
                                                           -------------------------------------------------------------------------

Ending units                                                        7                12                 13                11
                                                           =========================================================================

** Increase (decrease) relates to net assets retained in FS Variable Separate Account by First SunAmerica Life Insurance Company.

(1) For the period from December 2, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         FS Variable Separate Account of First SunAmerica Life Insurance Company (the "Separate Account") is an investment account of First SunAmerica Life Insurance Company (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company, which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: FSA Polaris, FSA Advisor, FSA Polaris II, FSA WM Diversified Strategies III, and FSA Polaris Choice. FSA WM Diversified Strategies III and FSA Polaris Choice are new products launched February 11, 2003 and September 3, 2003, respectively. The products offer investments in different classes of shares of the portfolios of the Anchor Series Trust (the "Anchor Trust") and SunAmerica Series Trust (the "SunAmerica Trust"). The primary difference between the classes is that the Class 3 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for FSA WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

         The Separate Account is composed of ninety-one variable investment portfolios (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the three currently available Class 2 investment portfolios of American Funds Insurance Series (the "American Series") (2) the five Class 1 or five Class 3 currently available investment portfolios of the Anchor Trust,
         (3) the currently available investment portfolio of the Lord Abbett Series Fund, Inc. (the "Lord Abbett Fund"), (4) the twenty-six Class 1 or twenty-nine Class 3 currently available investment portfolios of SunAmerica Trust, (5) the three currently available Class II investment portfolios of Van Kampen Life Investment Trust (the "Van Kampen Trust"), (6) the seventeen currently available Class 2 investment portfolios of the WM Trust, or (7) the two currently available investment portfolios of the Nations Separate Account Trust (the "Nations Trust"). The American Series, the Anchor Trust, the Lord Abbett Fund, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, and the Nations Trust (collectively referred to as the "Trusts") are diversified, open-ended investment companies, which retain investment advisers to assist in their investment activities. The Anchor and SunAmerica Trusts are affiliated investment companies.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (Continued)

         Participants may elect to have payments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by participants to the Variable Accounts and do not include balances allocated to the General Account.

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net asset value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

         RESERVES FOR ANNUITY CONTRACTS ON BENEFIT: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

         At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, First SunAmerica Life Insurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to First SunAmerica Life Insurance Company.

         Annuity reserves are calculated according to the 1983(a) Individual Mortality Table and the annuity 2000 Mortality Table depending on the calendar year of annuitization.

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets. There are no withdrawal charges under the FSA Advisor contract.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $30 is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. The contract maintenance charge is recorded as part of redemptions in the accompanying Statement of Changes in Net Assets. There are not any contract maintenance charges under the FSA Advisor contract.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (Continued)

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis as a percentage of the net asset value. The total annual rate of the net asset value of each Portfolio/Fund, depending on the benefit options elected for each product, is as follows: FSA Polaris 1.37%, FSA Advisor 1.37%, FSA Polaris II 1.37%, FSA WM Diversified Strategies III 1.40% or 1.55% and FSA Polaris Choice 1.37% or 1.57%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

         TRANSFER FEE: A transfer fee of $25 may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the periods ended December 31, 2003 consist of the following:

                                                        Cost of Shares       Proceeds from
Variable Accounts                                          Acquired           Shares Sold
-----------------                                       -------------       --------------
AMERICAN SERIES:
Global Growth Fund (Class 2)                             $   344,635         $    92,000
Growth Fund (Class 2)                                        781,525             181,994
Growth-Income Fund (Class 2)                                 923,793              28,315

ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)                     $ 1,281,331         $ 2,196,172
Capital Appreciation Portfolio (Class 1)                   2,766,017           6,496,703
Government and Quality Bond Portfolio (Class 1)            9,383,154          22,507,547
Growth Portfolio (Class 1)                                 1,729,786           2,883,742
Natural Resources Portfolio (Class 1)                        381,499             850,573
Asset Allocation Portfolio (Class 3)                         187,623                 417
Capital Appreciation Portfolio (Class 3)                     768,609              46,545
Government and Quality Bond Portfolio (Class 3)            1,913,039             326,972
Growth Portfolio (Class 3)                                   733,764             103,561
Natural Resources Portfolio (Class 3)                         53,753               7,888

LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                              $   668,923         $   155,245

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)                    $ 1,099,650         $ 2,350,481
Alliance Growth Portfolio (Class 1)                        1,708,610           7,826,519
Blue Chip Growth Portfolio (Class 1)                         775,841             287,696
Cash Management Portfolio (Class 1)                       80,437,931          96,592,024
Corporate Bond Portfolio (Class 1)                         5,735,304           3,852,188
Davis Venture Value Portfolio (Class 1)                    3,125,208           9,454,871
"Dogs" of Wall Street Portfolio (Class 1)                  1,127,294           1,249,955
Emerging Markets Portfolio (Class 1)                      17,726,368          18,213,522
Federated American Leaders Portfolio (Class 1)             1,900,297           2,731,823
Global Bond Portfolio (Class 1)                              886,197           1,259,778
Global Equities Portfolio (Class 1)                        4,722,615           5,682,318
Goldman Sachs Research Portfolio (Class 1)                   158,221             112,031
Growth-Income Portfolio (Class 1)                          3,642,013           7,450,129
Growth Opportunities Portfolio (Class 1)                     683,266             576,598
High-Yield Bond Portfolio (Class 1)                       11,061,769           8,614,969
International Diversified Equities Portfolio (Class 1)    30,938,622          31,627,365

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.          PURCHASES AND SALES OF INVESTMENTS (continued)

                                                            Cost of Shares     Proceeds from
Variable Accounts                                              Acquired         Shares Sold
-----------------                                           --------------     -------------
SUNAMERICA TRUST(Continued):
International Growth and Income Portfolio (Class 1)           $20,505,750       $21,631,746
MFS Massachusetts Investors Trust Portfolio (Class 1)           1,030,505         1,600,514
MFS Mid-Cap Growth Portfolio (Class 1)                          1,276,580           829,778
MFS Total Return Portfolio (Class 1)                            3,360,690         3,517,783
Putnam Growth: Voyager Portfolio (Class 1)                        214,148         1,375,381
Real Estate Portfolio (Class 1)                                 1,513,100           932,446
SunAmerica Balanced Portfolio (Class 1)                         1,582,989         2,378,141
Technology Portfolio (Class 1)                                    859,878           321,024
Telecom Portfolio (Class 1)                                       248,592           626,487
Worldwide High Income Portfolio (Class 1)                       1,798,026         2,055,327
Aggressive Growth Portfolio (Class 3)                              46,286               152
Alliance Growth Portfolio (Class 3)                               797,450            82,023
Blue Chip Growth Portfolio (Class 3)                              156,246            19,221
Cash Management Portfolio (Class 3)                             1,459,291           906,160
Corporate Bond Portfolio (Class 3)                                355,339           128,783
Davis Venture Value Portfolio (Class 3)                         1,214,313           133,329
"Dogs" of Wall Street Portfolio (Class 3)                         199,370             1,391
Emerging Markets Portfolio (Class 3)                               61,351             1,326
Federated American Leaders Portfolio (Class 3)                    410,311           164,730
Foreign Value Portfolio (Class 3)                                 726,245            35,518
Global Bond Portfolio (Class 3)                                   153,771               269
Global Equities Portfolio (Class 3)                                15,579                52
Goldman Sachs Research Portfolio (Class 3)                         43,355             7,558
Growth-Income Portfolio (Class 3)                                 115,108            25,690
Growth Opportunities Portfolio (Class 3)                           50,733             1,209
High-Yield Bond Portfolio (Class 3)                               175,229             3,397
International Diversified Equities Portfolio (Class 3)            514,677            13,471
International Growth & Income Portfolio (Class 3)                 236,600            33,651
Marsico Growth Portfolio (Class 3)                                 72,484               181
MFS Massachusetts Investors Trust Portfolio (Class 3)             238,367            13,687
MFS Mid Cap Growth Portfolio (Class 3)                            546,984            58,915
MFS Total Return Portfolio (Class 3)                              449,132            27,167
Putnam Growth: Voyager Portfolio (Class 3)                          5,521                10
Real Estate Portfolio (Class 3)                                    80,613             1,334
Small & Mid Cap Value Portfolio (Class 3)                         643,685           178,168
SunAmerica Balanced Portfolio (Class 3)                           115,086               545
Technology Portfolio (Class 3)                                    128,783            21,609
Telecom Utility Portfolio (Class 3)                                14,171                85

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.          PURCHASES AND SALES OF INVESTMENTS (continued)


                                                                  Cost of Shares     Proceeds from
Variable Accounts                                                    Acquired         Shares Sold
-----------------                                                 --------------     -------------
SUNAMERICA TRUST(Continued):
Worldwide High Income Portfolio (Class 3)                           $   15,337        $      373

VAN KAMPEN TRUST (Class II):
Comstock Portfolio                                                  $  292,338        $   36,480
Emerging Growth Portfolio                                               79,052               178
Growth and Income Portfolio                                            788,283            45,464

WM TRUST:
Balance Portfolio (Class 2) (1)                                     $2,721,290        $   67,752
Conservative Balanced Portfolio (Class 2) (1)                          150,836               335
Conservative Growth Portfolio (Class 2) (1)                            990,081             7,076
Equity Income Fund (Class 2) (1)                                       144,519               302
Flexible Income Portfolio (Class 2) (1)                                718,398            15,936
Growth Fund (Class 2) (1)                                               55,509               165
Growth & Income Fund (Class 2) (1)                                      23,645                76
Income Fund (Class 2) (1)                                              179,756            17,759
International Growth Fund (Class 2) (1)                                 18,718                35
Mid Cap Stock Fund (Class 2) (1)                                        29,504               162
Money Market Fund (Class 2) (1)                                            342               203
REIT Fund (Class 2) (2)                                                  5,259             5,374
Short Term Income Fund (Class 2) (1)                                    21,320                80
Small Cap Stock Fund (Class 2) (1)                                      21,786                50
Strategic Growth Portfolio (Class 2) (1)                               199,941             1,178
U.S. Government Securities Fund (Class 2) (1)                          222,899            69,794
West Coast Equity Fund (Class 2) (1)                                    12,084                16

NATIONS TRUST (Class B):
Nations High Yield Bond Portfolio (1)                               $      213        $        0
Nations Marsico Focused Equity Portfolio (1)                               197                 0

(1)      For the period from February 11, 2003 (inception) to December 31, 2003.

(2)      For the period from October 1, 2003 (inception) to December 31, 2003.

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES

         A summary of unit values and units outstanding for variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2003, 2002 and 2001, follows:


                                       At December 31                                 For the Year Ended December 31
                 -----------------------------------------------------------
                                               Unit Fair Value                  Expense Ratio   Investment        Total Return
                                                  Lowest to      Net Assets         Lowest        Income            Lowest to
          Year     Units                       Highest ($) (14)     ($)         to Highest (1)   Ratio (2)          Highest (3)
--------------   ---------                     ---------------   -----------    --------------  ------------   ---------------------
Global Growth Fund (Class 2)
          2003      20,647                              14.59        301,244             1.52%     0.32%                 33.25%
          2002           9                              10.95             95             1.52%     0.00% (4)             -5.15% (4)
          2001           -                                  -              -                -         -                      -

Growth Fund (Class 2)
          2003      49,648                     14.63 to 14.67        728,191    1.52% to 1.72%     0.18%       7.04% (5) to 34.76%
          2002           8                              10.88             91             1.52%     0.00% (4)             -9.52% (4)
          2001           -                                  -              -                -         -                      -

Growth Income Fund (Class 2)
          2003      74,372                              14.20      1,055,867             1.52%     1.59%                 30.44%
          2002           9                              10.88             94             1.52%     0.00% (4)             -6.17% (4)
          2001           -                                  -              -                -         -                      -

Asset Allocation Portfolio (Class 1)
          2003     647,540                              20.55     13,303,464             1.52%     3.59%                 21.21%
          2002     715,214                              16.95     12,122,947             1.52%     3.43%                 -8.94%
          2001     912,870                              18.61     16,991,917             1.52%     3.31%                 -4.29%

Capital Appreciation Portfolio (Class 1)
          2003     892,518                              33.60     29,987,101             1.52%     0.00%                 30.26%
          2002   1,009,913                              25.79     26,050,264             1.52%     0.00%                -23.83%
          2001   1,094,258                              33.86     37,056,371             1.52%     0.24%                -13.91%

Government and Quality Bond Portfolio (Class 1)
          2003   1,856,493                              16.66     30,937,469             1.52%     3.78%                  0.97%
          2002   2,716,283                              16.50     44,829,134             1.52%     4.61%                  7.65%
          2001   1,470,891                              15.33     22,549,341             1.52%     4.46%                  5.31%

Growth Portfolio (Class 1)
          2003     595,677                              26.69     15,900,218             1.52%     0.55%                 27.96%
          2002     639,847                              20.86     13,347,034             1.52%     0.36%                -23.34%
          2001     668,099                              27.21     18,178,363             1.52%     0.15%                -14.40%

Natural Resources Portfolio (Class 1)
          2003     183,781                              22.25      4,088,986             1.52%     0.73%                 45.50%
          2002     211,766                              15.29      3,238,456             1.52%     0.91%                  6.75%
          2001     168,114                              14.33      2,408,347             1.52%     0.42%                 -2.58%

Asset Allocation Portfolio (Class 3)
          2003       9,508                              20.42        194,167             1.52%     6.27%                 20.93%
          2002           6                              16.89             99             1.52%     0.00% (4)             -1.71% (4)
          2001           -                                  -              -                -         -                      -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (continued)


                                       At December 31                                 For the Year Ended December 31
                 -----------------------------------------------------------
                                            Unit Fair Value                     Expense Ratio   Investment       Total Return
                                              Lowest to          Net Assets         Lowest        Income           Lowest to
          Year     Units                   Highest ($) (14)         ($)         to Highest (1)   Ratio (2)         Highest (3)
--------------   ---------                     ---------------   -----------    --------------  ----------    ---------------------
Capital Appreciation Portfolio (Class 3)
          2003      23,323                33.46 to 33.53 (12)        782,091    1.52% to 1.72%  0.00%         8.47%(5) to 29.99%(13)
          2002           4                         25.79                  93             1.52%  0.00% (4)                 -6.77%(4)
          2001           -                             -                   -                -      -                          -

Government and Quality Bond Portfolio (Class 3)
          2003      94,786                         16.59           1,572,553             1.52%  3.94%                      0.71%
          2002           6                         16.47                 102             1.52%  0.00% (4)                  1.78% (4)
          2001           -                             -                   -               -       -                          -

Growth Portfolio (Class 3)
          2003      26,347                         26.61             701,219             1.52%  0.38%                     27.66%
          2002           5                         20.85                  95             1.52%  0.00% (4)                 -5.82%(4)
          2001           -                             -                   -                -      -                          -

Natural Resources Portfolio (Class 3)
          2003       2,659                         22.16              58,928             1.52%  0.84%                     45.11%
          2002           7                         15.27                 104             1.52%  0.00% (4)                  3.90%(4)
          2001           -                             -                   -                -      -                          -

Growth and Income Portfolio (Class VC)
          2003      56,637                         10.56             597,903             1.52%  1.28%                      29.05%
          2002          12                          8.18                  95             1.52%  0.00% (4)                  -5.59%(4)
          2001           -                             -                   -                -      -                           -

Aggressive Growth Portfolio (Class 1)
          2003     695,895                         12.81           8,912,662             1.52%  0.00%                      26.52%
          2002     803,064                         10.12           8,129,261             1.52%  0.29%                     -25.83%
          2001     951,741                         13.65          12,989,561             1.52%  0.36%                     -32.71%

Alliance Growth Portfolio (Class 1)
          2003   1,537,359                         27.35          42,054,276             1.52%  0.26%                      23.91%
          2002   1,771,359                         22.08          39,103,613             1.52%  0.26%                     -32.33%
          2001   2,087,816                         32.62          68,106,499             1.52%  0.00%                     -15.29%

Blue Chip Growth Portfolio (Class 1)
          2003     301,164                          5.78           1,742,597             1.52%  0.19%                      24.11%
          2002     197,222                          4.66             919,545             1.52%  0.32%                     -30.35%
          2001      71,523                          6.69             479,064             1.52%  0.08% (7)                 -21.91%(7)

Cash Management Portfolio (Class 1)
          2003     875,653                         12.93          11,320,723             1.52%  1.61%                      -0.85%
          2002   2,120,213                         13.04          27,666,979             1.52%  5.08%                      -0.16%
          2001   2,177,838                         13.06          28,446,701             1.52%  5.30%                       2.12%

Corporate Bond Portfolio (Class 1)
          2003     854,203                         16.30          13,926,798             1.52%  5.86%                      10.25%
          2002     769,655                         14.79          11,381,271             1.52%  6.85%                       5.84%
          2001     683,843                         13.97           9,554,776             1.52%  5.88%                       5.93%

Davis Venture Value Portfolio (Class 1)
          2003   1,925,718                         28.22          54,337,751             1.52%  0.86%                      31.11%
          2002   2,185,704                         21.52          47,039,545             1.52%  0.58%                     -18.00%
          2001   2,560,498                         26.25          67,198,485             1.52%  0.49%                     -12.67%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.       UNIT VALUES (continued)


                                       At December 31                                 For the Year Ended December 31
                 -----------------------------------------------------------
                                               Unit Fair Value                  Expense Ratio   Investment      Total Return
                                                  Lowest to      Net Assets         Lowest        Income          Lowest to
          Year     Units                       Highest ($) (14)     ($)         to Highest (1)   Ratio (2)       Highest (3)
--------------   ---------                     ---------------   -----------    --------------  ------------   ----------------
"Dogs" of Wall Street Portfolio (Class 1)
          2003     295,977                         10.54          3,120,684           1.52%         2.76%           18.21%
          2002     321,081                          8.92          2,863,752           1.52%         1.68%           -7.97%
          2001     132,220                          9.69          1,281,335           1.52%         2.56%            6.24%

Emerging Markets Portfolio (Class 1)
          2003     546,545                          8.99          4,906,961           1.52%         0.00%           50.29%
          2002     560,976                          5.98          3,351,330           1.52%         0.20%           -8.55%
          2001     803,581                          6.54          5,254,679           1.52%         0.28%           -3.19%

Federated American Leaders Portfolio (Class 1)
          2003     628,595                         16.26         10,224,045           1.52%         1.58%           25.65%
          2002     689,455                         12.94          8,924,710           1.52%         1.02%          -20.98%
          2001     898,256                         16.38         14,715,514           1.52%         1.44%           -3.81%

Global Bond Portfolio (Class 1)
          2003     247,753                         16.69          4,133,971           1.52%         0.00%            1.99%
          2002     265,801                         16.36          4,348,421           1.52%         1.67%            4.36%
          2001     299,802                         15.68          4,700,040           1.52%         8.66%            3.43%

Global Equities Portfolio (Class 1)
          2003     411,886                         15.69          6,461,769           1.52%         0.26%           24.62%
          2002     475,243                         12.59          5,982,669           1.52%         0.00%          -27.95%
          2001     628,357                         17.47         10,978,735           1.52%         0.08%          -19.31%

Goldman Sachs Research Portfolio (Class 1)
          2003     104,419                          6.27            654,480           1.52%         0.00%           23.34%
          2002      95,735                          5.08            486,500           1.52%         0.00%          -29.17%
          2001      42,830                          7.17            307,232           1.52%         0.00% (8)      -26.32% (8)

Growth-Income Portfolio (Class 1)
          2003   1,403,729                         25.80         36,217,891           1.52%         1.00%           23.75%
          2002   1,565,450                         20.85         32,639,759           1.52%         0.82%          -22.34%
          2001   1,845,250                         26.85         49,539,951           1.52%         0.73%          -17.18%

Growth Opportunities Portfolio (Class 1)
          2003     179,378                          4.58            821,018           1.52%         0.00%           32.94%
          2002     145,691                          3.44            501,574           1.52%         0.00%          -40.71%
          2001      93,154                          5.81            541,072           1.52%         0.02% (9)      -34.23% (9)

High-Yield Bond Portfolio (Class 1)
          2003     964,322                         15.04         14,496,501           1.52%         7.53%           29.58%
          2002     832,552                         11.61          9,657,821           1.52%        13.09%           -7.23%
          2001     796,205                         12.51          9,956,246           1.52%        10.36%           -5.78%

International Diversified Equities Portfolio (Class 1)
          2003     742,717                          9.31          6,917,952           1.52%         4.19%           29.81%
          2002     792,414                          7.17          5,691,038           1.52%         0.00%          -29.63%
          2001   1,106,719                         10.20         11,283,072           1.52%         0.00%          -25.11%

International Growth & Income Portfolio (Class 1)
          2003     624,041                         11.28          7,036,138           1.52%         1.29%           34.86%
          2002     701,797                          8.37          5,867,467           1.52%         0.33%          -22.12%
          2001     848,603                         10.74          9,116,687           1.52%         0.29%          -23.39%

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (continued)

                                                                        For the Year Ended December 31
                            At December 31
         -------------------------------------------------------
                             Unit Fair Value                      Expense Ratio  Investment      Total Return
                                Lowest to             Net Assets      Lowest       Income          Lowest to
     Year       Units        Highest ($) (14)             ($)     to Highest (1)  Ratio (2)       Highest (3)
-----------------------    --------------------       ----------  -------------- ----------    -----------------
MFS Massachusetts Investors Trust Portfolio (Class 1)
     2003       536,700                   18.03        9,674,428           1.52%    0.85%                  20.64%
     2002       567,941                   14.94        8,484,530           1.52%    0.78%                 -22.18%
     2001       553,981                   19.20       10,634,558           1.52%    0.57%                 -17.31%

MFS Mid-Cap Growth Portfolio (Class 1)
     2003       722,591                    9.44        6,820,057           1.52%    0.00%                  35.17%
     2002       666,404                    6.98        4,653,371           1.52%    0.00%                 -47.97%
     2001       598,426                   13.42        8,030,752           1.52%    0.00%                 -23.78%

MFS Total Return Portfolio (Class 1)
     2003       868,964                   22.89       19,894,747           1.52%    4.31%                  15.10%
     2002       903,191                   19.89       17,966,421           1.52%    1.92%                  -6.28%
     2001       756,534                   21.22       16,056,706           1.52%    2.22%                  -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
     2003       637,107                   16.90       10,764,920           1.52%    0.26%                  22.15%
     2002       707,074                   13.83        9,779,310           1.52%    0.17%                 -27.57%
     2001       888,249                   19.10       16,960,896           1.52%    0.00%                 -25.27%

Real Estate Portfolio (Class 1)
     2003       340,288                   16.12        5,485,425           1.52%    2.92%                  35.91%
     2002       304,254                   11.86        3,608,508           1.52%    2.68%                   4.60%
     2001       251,509                   11.34        2,851,593           1.52%    2.98%                   4.45%

SunAmerica Balanced Portfolio (Class 1)
     2003       944,344                   14.23       13,433,997           1.52%    2.27%                  13.38%
     2002     1,013,190                   12.55       12,707,426           1.52%    2.51%                 -16.45%
     2001     1,195,940                   15.02       17,955,100           1.52%    2.06%                 -14.45%

Technology Portfolio (Class 1)
     2003       437,111                    2.56        1,117,979           1.52%    0.00%                  48.49%
     2002       199,441                    1.72          343,634           1.52%    0.00%                 -50.12%
     2001       102,033                    3.45          352,288           1.52%    0.00% (10)            -48.41% (10)

Telecom Utility Portfolio (Class 1)
     2003       238,977                   10.10        2,413,780           1.52%    6.08%                  16.98%
     2002       294,108                    8.64        2,539,689           1.52%    8.82%                 -24.92%
     2001       385,837                   11.50        4,437,756           1.52%    3.03%                 -15.02%

Worldwide High Income Portfolio (Class 1)
     2003       271,450                   17.40        4,723,520           1.52%    8.16%                  24.04%
     2002       308,909                   14.03        4,333,598           1.52%   12.11%                  -1.89%
     2001       374,063                   14.30        5,349,143           1.52%   11.13%                  -4.70%

Aggressive Growth Portfolio (Class 3)
     2003         3,774                   12.72           48,008           1.52%    0.00%                  26.22%
     2002             9                   10.08               95           1.52%    0.00% (4)              -5.28% (4)
     2001             -                       -                -     -                 -                       -

Alliance Growth Portfolio (Class 3)
     2003        29,285    26.93 to       27.12 (12)     794,091  1.52% to 1.70%    0.10%      23.62% to   29.48% (6) (13)
     2002             4                   21.94               93           1.52%    0.00% (4)              -7.72% (4)
     2001             -                       -                -     -                 -                       -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (continued)

                                                                        For the Year Ended December 31
                            At December 31
         -------------------------------------------------------
                             Unit Fair Value                      Expense Ratio  Investment       Total Return
                                Lowest to             Net Assets      Lowest       Income           Lowest to
     Year       Units        Highest ($) (14)             ($)     to Highest (1)  Ratio (2)        Highest (3)
-----------------------    --------------------       ----------  -------------- ----------    -------------------
Blue Chip Growth Portfolio (Class 3)
     2003       26,106                     5.77         150,606            1.52%   0.00%                     23.82%
     2002           20                     4.66              93            1.52%   0.00% (4)                 -7.79% (4)
     2001            -                        -               -               -       -                          -

Cash Management Portfolio (Class 3)
     2003       42,525                    12.88         547,633            1.52%   2.62%                     -1.08%
     2002           13                    13.02             167            1.52%   0.00% (4)                 -0.05% (4)
     2001            -                        -               -               -        -                         -

Corporate Bond Portfolio (Class 3)
     2003       14,174                    16.17         229,242            1.52%   6.93%                      9.99%
     2002            7                    14.70             103            1.52%   0.00% (4)                  2.26% (4)
     2001            -                        -               -               -       -                          -

Davis Venture Value Portfolio (Class 3)
     2003       44,237     28.00  to      28.07       1,241,662   1.52% to 1.72%   0.98%       12.82% (5) to 30.80%
     2002            5                    21.46              97            1.52%   0.00% (4)                 -3.28% (4)
     2001            -                        -               -               -       -                          -

"Dogs" of Wall Street Portfolio (Class 3)
     2003       21,567                    10.50         226,446            1.52%   2.77%                     17.94%
     2002           11                     8.90              98            1.52%   0.00% (4)                 -2.99% (4)
     2001            -                        -               -               -       -                          -

Emerging Markets Portfolio (Class 3)
     2003        8,343                     8.93          74,541            1.52%   0.00%                     49.93%
     2002           16                     5.96              96            1.52%   0.00% (4)                 -4.09% (4)
     2001            -                        -               -               -       -                          -

Federated American Leaders Portfolio (Class 3)
     2003       18,228                    16.18         295,007            1.52%   1.85%                     25.34%
     2002            8                    12.91              97            1.52%   0.00% (4)                 -3.15% (4)
     2001            -                        -               -               -       -                          -

Foreign Value Portfolio (Class 3)
     2003       62,862                    12.46         783,476            1.52%   0.08%                     32.49%
     2002           10                     9.41              95            1.52%   0.00% (4)                 -5.55% (4)
     2001            -                        -               -               -       -                          -

Global Bond Portfolio (Class 3)
     2003        9,261                    16.61         153,849            1.52%   0.00%                      1.76%
     2002            6                    16.32             102            1.52%   0.00% (4)                  1.73% (4)
     2001            -                        -               -               -       -                          -

Global Equities Portfolio (Class 3)
     2003        1,059     15.58 to       15.66 (12)     16,530   1.52% to 1.70%   0.13%       24.21%     to 32.45% (6) (13)
     2002            8                    12.55              96            1.52%   0.00% (4)                 -4.63% (4)
     2001            -                        -               -               -       -                          -

Goldman Sachs Research Portfolio (Class 3)
     2003        6,374                     6.22          39,667            1.52%   0.00%                     23.05%
     2002           19                     5.06              94            1.52%   0.00% (4)                 -6.13% (4)
     2001            -                        -               -               -       -                          -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (continued)

                                                                        For the Year Ended December 31
                            At December 31
         -------------------------------------------------------
                             Unit Fair Value                      Expense Ratio  Investment      Total Return
                                Lowest to             Net Assets      Lowest       Income          Lowest to
     Year       Units        Highest ($) (14)             ($)     to Highest (1)  Ratio (2)       Highest (3)
-----------------------    --------------------       ----------  -------------- ----------    ------------------
Growth-Income Portfolio (Class 3)
     2003       3,707                     25.66         95,119             1.52%   1.21%                     23.43%
     2002           5                     20.79             96             1.52%   0.00% (4)                 -4.27% (4)
     2001           -                         -              -                -       -                          -

Growth Opportunities Portfolio (Class 3)
     2003      11,799                      4.56         53,763             1.52%   0.00%                     32.64%
     2002          26                      3.44             91             1.52%   0.00% (4)                 -9.56% (4)
     2001           -                         -              -                -       -                          -

High-Yield Bond Portfolio (Class 3)
     2003      11,768                     14.98        176,263             1.52%   7.34%                     29.27%
     2002           9                     11.59            101             1.52%   0.00% (4)                  0.45% (4)
     2001           -                         -              -                -       -                          -

International Diversified Equities Portfolio (Class 3)
     2003      60,439                      9.29        561,266             1.52%   6.55%                     29.52%
     2002          14                      7.17             99             1.52%   0.00% (4)                 -1.64% (4)
     2001           -                         -              -                -       -                          -

International Growth and Income Portfolio (Class 3)
     2003      20,248                     11.20        226,874             1.52%   2.24%                     34.51%
     2002          12                      8.33             98             1.52%   0.00% (4)                 -2.84% (4)
     2001           -                         -              -                -       -                          -

Marsico Growth Portfolio (Class 3)
     2003       8,026                      9.50         76,272             1.52%   0.00%                     27.96%
     2002          13                      7.43             95             1.52%   0.00% (4)                 -5.19% (4)
     2001           -                         -              -                -       -                          -

MFS Massachusetts Investors Trust Portfolio (Class 3)
     2003      13,304                     17.97        239,068             1.52%   0.92%                     20.36%
     2002           6                     14.93             95             1.52%   0.00% (4)                 -4.98% (4)
     2001           -                         -              -                -       -                          -

MFS Mid Cap Growth Portfolio (Class 3)
     2003      57,625      9.39 to         9.41 (12)   541,241    1.52% to 1.70%   0.00%       34.85% (5) to 38.01% (6) (13)
     2002          14                      6.96             94             1.52%   0.00% (4)                 -6.17% (4)
     2001           -                         -              -                -       -                          -

MFS Total Return Portfolio (Class 3)
     2003      19,335      22.72 to       22.80        440,793    1.52% to 1.72%   8.42%        6.00% (5) to 14.83%
     2002           5                     19.85             98             1.52%   0.00% (4)                 -2.46% (4)
     2001           -                         -              -                -       -                          -

Putnam Growth: Voyager Portfolio (Class 3)
     2003         347                     16.80          5,832             1.52%   0.00%                     21.84%
     2002           7                     13.78             94             1.52%   0.00% (4)                 -6.47% (4)
     2001           -                         -              -                -       -                          -

Real Estate Portfolio (Class 3)
     2003       5,331                     16.05         85,564             1.52%   2.95%                     35.60%
     2002           9                     11.84            101             1.52%   0.00% (4)                  0.99% (4)
     2001           -                         -              -                -       -                          -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (continued)

                                                                        For the Year Ended December 31
                            At December 31
         -------------------------------------------------------
                             Unit Fair Value                      Expense Ratio  Investment         Total Return
                                Lowest to             Net Assets      Lowest       Income             Lowest to
     Year       Units        Highest ($) (14)             ($)     to Highest (1)  Ratio (2)          Highest (3)
-----------------------    --------------------       ----------  -------------- ----------    ---------------------
Small & Mid Cap Value Portfolio (Class 3)
     2003      41,560                     13.59         564,741            1.52%   0.01%                      34.25%
     2002          10                     10.12              97            1.52%   0.00% (4)                  -3.27% (4)
     2001           -                         -               -               -       -                           -

SunAmerica Balanced Portfolio (Class 3)
     2003       8,383                     14.15         118,608            1.52%   2.74%                      13.11%
     2002           8                     12.51              97            1.52%   0.00% (4)                  -3.76% (4)
     2001           -                         -               -               -       -                           -

Technology Portfolio (Class 3)
     2003      47,049      2.53 to         2.54 (12)    119,727   1.52% to 1.70%   0.00%       48.20% (5) to  49.29% (6) (13)
     2002          49                      1.72              84            1.52%   0.00% (4)                 -16.19% (4)
     2001           -                         -               -               -       -                           -

Telecom Utility Portfolio (Class 3)
     2003       1,443                     10.07          14,522            1.52%   9.16%                      16.76%
     2002          12                      8.62             102            1.52%   0.00% (4)                   1.51% (4)
     2001           -                         -               -               -       -                           -

Worldwide High Income Portfolio (Class 3)
     2003         875                     17.34          15,184            1.52%   6.26%                      23.94%
     2002           7                     13.99             101            1.52%   0.00% (4)                   0.88% (4)
     2001           -                         -               -               -       -                           -

Comstock Portfolio (Class II)
     2003      26,868      10.50 to       10.50 (12)    282,212   1.52% to 1.72%   0.14%        9.41% (5) to  28.80% (5) (13)
     2002          12                      8.15              96            1.52%   0.00% (4)                  -4.54% (4)
     2001           -                         -               -               -       -                           -

Emerging Growth Portfolio (Class II)
     2003       9,368                      8.76          82,020            1.52%   0.00%                      25.12%
     2002          13                      7.00              93            1.52%   0.00% (4)                  -7.90% (4)
     2001           -                         -               -               -       -                           -

Growth and Income Portfolio (Class II)
     2003      74,112                     11.06         819,437            1.52%   0.15%                      25.77%
     2002          11                      8.79              98            1.52%   0.00% (4)                  -2.44% (4)
     2001           -                         -               -               -       -                           -

Balanced Portfolio (Class 2)
     2003     355,002      8.14 to         8.16       2,893,888   1.55% to 1.70%   1.17% (6)   23.52% (6) to  23.69% (6)
     2002           -                         -               -               -       -                           -
     2001           -                         -               -               -       -                           -

Conservative Balanced Portfolio (Class 2)
     2003      25,358      6.13 to         6.14         155,710   1.55% to 1.70%   0.01% (6)   16.28% (6) to  16.44% (6)
     2002           -                         -               -               -       -                           -
     2001           -                         -               -               -       -                           -

Conservative Growth Portfolio (Class 2)
     2003     129,839      8.32 to         8.33       1,081,845   1.55% to 1.70%   0.72% (6)   30.99% (6) to  31.16% (6)
     2002           -                         -               -               -       -                           -
     2001           -                         -               -               -       -                           -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (continued)

                                                                        For the Year Ended December 31
                            At December 31
         -------------------------------------------------------
                             Unit Fair Value                      Expense Ratio  Investment        Total Return
                                Lowest to             Net Assets      Lowest       Income            Lowest to
     Year       Units        Highest ($) (14)             ($)     to Highest (1)  Ratio (2)         Highest (3)
-----------------------    --------------------       ----------  -------------- ----------    --------------------
Equity Income Fund (Class 2)
     2003      22,122       6.97 to        7.00        154,694    1.55% to 1.70%    0.13% (6)  34.28% (6)  to 34.46% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Flexible Income Portfolio (Class 2)
     2003     100,809       7.27 to        7.29        734,464    1.55% to 1.70%    2.32% (6)  11.79% (6)  to 11.94% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Growth Fund (Class 2)
     2003       9,520       6.13 to        6.15         58,372    1.55% to 1.70%    0.00% (6)  34.42% (6)  to 34.59% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Growth & Income Fund (Class 2)
     2003       4,329       5.80 to        5.81         25,129    1.55% to 1.70%    0.29% (6)  31.57% (6)  to 31.74% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Income Fund (Class 2)
     2003      25,314       6.66 to        6.67        168,795    1.55% to 1.70%    0.06% (6)   6.75% (6)  to  6.89% (6)
     2002
     2001           -                         -            -         -                 -                          -

International Growth Fund (Class 2)
     2003       4,016       4.99 to        5.02         20,168    1.55% to 1.70%    0.08% (6)  40.91% (6)  to 41.07% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Mid Cap Stock Fund (Class 2)
     2003       4,318       7.35 to        7.35         31,722    1.55% to 1.70%    0.01% (6)  31.04% (6)  to 31.22% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Money Market Fund (Class 2)
     2003          25       5.68 to        5.70            139    1.55% to 1.70%    0.00% (6)  -1.18% (6)  to -1.05% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

REIT Fund (Class 2)
     2003          20      11.50 to       11.54            230    1.55% to 1.70%    0.00% (11)  8.45% (11)  to 8.82% (11)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Short Term Income Fund (Class 2)
     2003       3,358       6.40 to        6.41         21,515    1.55% to 1.70%    0.28% (6)   2.74% (6)  to  2.87% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

Small Cap Stock Fund (Class 2)
     2003       3,772       6.45 to        6.47         24,423    1.55% to 1.70%    0.00% (6)  73.79% (6)  to 74.03% (6)
     2002           -                         -              -       -                 -                          -
     2001           -                         -              -       -                 -                          -

                          FS VARIABLE SEPARATE ACCOUNT
                                       OF
                     FIRST SUNAMERICA LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. UNIT VALUES (continued)

                                                                        For the Year Ended December 31
                            At December 31
         -------------------------------------------------------
                             Unit Fair Value                      Expense Ratio  Investment        Total Return
                                Lowest to             Net Assets      Lowest       Income           Lowest to
     Year       Units        Highest ($) (14)             ($)     to Highest (1)  Ratio (2)         Highest (3)
-----------------------    --------------------       ----------  -------------- ----------    --------------------
Strategic Growth Portfolio (Class 2)
     2003      25,846       8.93 to        8.96         231,464   1.55% to 1.70%   0.87% (6)   36.78% (6)  to 36.97% (6)
     2002           -                         -               -      -                -                           -
     2001           -                         -               -      -                -                           -

U.S. Government Securities Fund (Class 2)
     2003      23,852       6.23 to        6.24         148,541   1.55% to 1.70%   5.16% (6)    0.17% (6)  to  0.30% (6)
     2002           -                         -               -      -                -                           -
     2001           -                         -               -      -                -                           -

West Coast Equity Fund (Class 2)
     2003       1,354       9.41 to        9.44          12,777   1.55% to 1.70%   0.00% (6)   46.11% (6)  to 46.30% (6)
     2002           -                         -               -      -                -                           -
     2001           -                         -               -      -                -                           -

Nations High Yield Bond Portfolio
     2003          16      13.10 to       13.13             216   1.52% to 1.72%   6.20% (5)    8.30% (5)  to  8.37% (5)
     2002           -                         -               -      -                -                           -
     2001           -                         -               -      -                -                           -

Nations Marsico Focused Equities Portfolio
     2003          22       9.40 to        9.42             214   1.52% to 1.72%   0.00% (5)    6.99% (5)  to  7.06% (5)
     2002           -                         -               -      -                -                           -
     2001           -                         -               -      -                -                           -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(4)      For the period from December 2, 2002 (inception) to December 31, 2002.

(5)      For the period from September 3, 2003 (inception) to December 31, 2003.

(6)      For the period from February 11, 2003 (inception) to December 31, 2003.

(7)      For the period from January 4, 2001 (inception) to December 31, 2001.

(8)      For the period from January 9, 2001 (inception) to December 31, 2001.

(9)      For the period from February 7, 2001 (inception) to December 31, 2001.

(10)     For the period from January 19, 2001 (inception) to December 31, 2001.

(11)     For the period from October 1, 2003 (inception) to December 31, 2003.

(12) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(13) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.

(14) The unit fair value is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts. Some individual contract unit fair values are not within the ranges presented.

                           PART C -- OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      The financial statements of First SunAmerica Life Insurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003.


     Financial statements of FS Variable Separate Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003.


(b)   Exhibits



(1)     Resolutions Establishing Separate Account ..............................   **
(2)     Custody Agreements .....................................................   Not Applicable
(3)     (a)    Form of Distribution Contract ...................................   ***
        (b)    Form of Selling Agreement .......................................   *
(4)     (a)    Variable Annuity Contract .......................................   *
        (b)    Endorsement .....................................................   *
(5)     Application for Contract ...............................................   *
(6)     Depositor -- Corporate Documents
        (a)    Certificate of Incorporation ....................................   ***
        (b)    By-Laws .........................................................   ***
(7)     Reinsurance Contract ...................................................   Not Applicable
(8)     Form of Fund Participation Agreements
        (a)    Anchor Series Trust Form of Fund Participation Agreement ........   **
        (b)    SunAmerica Series Trust Form of Fund Participation Agreement ....   **
(9)     Opinion of Counsel .....................................................   *
        Consent of Counsel .....................................................   Not Applicable
(10)    Consent of Independent Accountants .....................................   Filed Herewith
(11)    Financial Statements Omitted from Item 23 ..............................   Not Applicable
(12)    Initial Capitalization Agreement .......................................   Not Applicable
(13)    Performance Computations ...............................................   ***
(14)    Diagram and Listing of All Persons Directly or Indirectly Controlled
        By or Under Common Control with AIG SunAmerica, the Depositor of
        Registrant .............................................................   Filed Herewith
(15)    Power of Attorney
        (a) September 2000 .....................................................   *
        (b) April 2001 .........................................................   ****
        (c) April 2003 .........................................................   *****
        (d) October 2003 .......................................................   Filed Herewith


----------

* Incorporated by reference to Initial Registration Statement to File Nos. 333-45946 and 811-08810, filed September 18, 2000, Accession No. 0000950148-00-001986.

** Incorporated by reference to Post-Effective Amendment 5 and Amendment 7 to File Nos. 33-85014 and 811-08810, filed January 30, 1998, Accession No. 0000950148-98-000132.

*** Incorporated by reference to Pre-Effective Amendment 1 and Amendment 1 to File Nos. 333-45946 and 811-08810, filed December 18, 2000, Accession No. 0000950148-00-002503.


**** Incorporated by reference to Post-Effective Amendment 1 and Amendment 2 to File Nos. 333-45946 and 811-08810, filed April 25, 2001, Accession No. 0000950148-01-500439.



***** Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
      4 to File Nos. 333-45946 and 811-08810, filed April 7, 2003, Accession No. 0000950148-03-000790.

Item 25. Directors and Officers of the Depositor

The officers and directors of First SunAmerica Life Insurance Company (First SunAmerica) are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.


NAME                                POSITION
----                                --------
Jay S. Wintrob                      Chief Executive Officer, President and Director
James R. Belardi                    Director and Senior Vice President
Marc H. Gamsin                      Director and Senior Vice President
N. Scott Gillis***                  Director, Senior Vice President and Chief Financial Officer
Jana W. Greer***                    Director and Senior Vice President
Edwin R. Raquel***                  Senior Vice President and Chief Actuary
Gregory M. Outcalt                  Senior Vice President
Stewart R. Polakov***               Senior Vice President and Controller
Christine A. Nixon                  Director, Senior Vice President and Secretary
Edward T. Texeria***                Vice President
Virginia N. Puzon                   Assistant Secretary
M. Bernard Aidinoff*                Director
Bruce R. Abrams*                    Director and Senior Vice President
Marion E. Fajen*                    Director
Patrick Foley*                      Director
Cecil C. Gamwell III*               Director
Jack R. Harnes*                     Director
John I. Howell*                     Director
Ernest T. Patrikis*                 Director
David L. Herzog*                    Director
Michael J. Akers**                  Senior Vice President
Kurt W. Bernlohr**                  Vice President
Michelle H. Powers**                 Vice President


*      70 Pine Street, New York, NY 100270

**  2727 Allen Parkway, Houston, TX 77019

*** 21650 Oxnard Street, Woodland Hills, CA 91367

Item 26. Persons Controlled By or Under Common Control With Depositor or Registrant


The Registrant is a separate account of First SunAmerica (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 filed herewith. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787, accession number 0000950123-04-003302, filed March 15, 2004.


Item 27. Number of Contract Owners


As of March 31, 2004, the number of FSA Advisor Variable Annuity contracts funded by FS Variable Separate Account was 220 of which 43 were qualified contracts and 177 were non-qualified contracts.


Item 28. Indemnification

Section 719 of the Business Corporation Law of the State of New York permits the indemnification of directors, officers, employees and agents of New York corporations. Section 10 of the Company's By-Laws ("By-Laws") authorize the indemnification of directors and officers to the full extent required or permitted by the Laws of the State of New York, now or hereafter in force, whether such persons are serving the Company, or, at its request, any other entity, which indemnification shall include the advance of expenses under the procedures and to the full extent permitted by law. In addition, the Company's officers and directors are covered by certain directors' and officers' liability insurance policies maintained by the Company's parent.

Additionally, pursuant to the Distribution Agreement filed as Exhibit 3(a) to this Registration Statement, Depositor has agreed to indemnify and hold harmless AIG SunAmerica Capital Services, Inc. ("Distributor") for damages and expenses arising out of (1) any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Depositor in conjunction with the offer and sale of the contracts, or Depositor's failure to comply with applicable law or other material breach of the Distribution Agreement. Likewise, the Distributor has agreed to indemnify and hold harmless Depositor and its affiliates, including its officers, directors and the separate account, for damages and expenses arising out of any untrue statement or alleged untrue statement of a material fact contained in materials prepared by Distributor in conjunction with the offer and sale of the contracts, or Distributor's failure to comply with applicable law or other material breach of the Distribution Agreement.

Pursuant to the Selling Agreement, a form of which is filed as Exhibit 3(b) to this Registration Statement, Depositor and Distributor are generally indemnified by selling broker/dealers firms from wrongful conduct or omissions in conjunction with the sale of the contracts.

Item 29 Principal Underwriter

(a) AIG SunAmerica Capital Services, Inc. acts as distributor for the following investment companies:

      AIG SunAmerica Life Assurance Company - Variable Separate Account
      AIG SunAmerica Life Assurance Company - Variable Annuity Account One
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Two
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Four
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Five
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Seven
      AIG SunAmerica Life Assurance Company - Variable Annuity Account Nine First SunAmerica Life Insurance Company - FS Variable Separate Account First SunAmerica Life Insurance Company - FS Variable Annuity Account One First SunAmerica Life Insurance Company - FS Variable Annuity Account Two First SunAmerica Life Insurance Company - FS Variable Annuity Account Five First SunAmerica Life Insurance Company - FS Variable Annuity Account Nine Presidential Life Insurance Company - Variable Account One
      Anchor Series Trust
      Seasons Series Trust
      SunAmerica Series Trust
      SunAmerica Income Funds issued by AIG SunAmerica Asset Management Corp.
        (AIG SAAMCo.)
      SunAmerica Style Select Series, Inc. issued by AIG SAAMCo.
      SunAmerica Equity Funds issued by AIG SAAMCo.
      SunAmerica Money Market Funds, Inc. issued by AIG SAAMCo.
      SunAmerica Strategic Investment Series issued by AIG SAAMCo.
      SunAmerica Senior Floating Rate Fund, issued by AIG SAAMCo.
      Valic Company I
      Valic Company II

(b) Directors, Officers and principal place of business:

        Officers/Directors*            Position
        ------------------             --------
        Peter Harbeck                  Director
        J. Steven Neamtz               Director, President & Chief Executive
                                       Officer
        Robert M. Zakem                Director, Executive Vice President &
                                       Assistant Secretary
        Debbie Potash-Turner           Senior Vice President, Chief Financial Officer &
                                       Controller
        James Nichols                  Vice President
        Thomas Lynch                   Chief Compliance Officer
        Christine A. Nixon**           Secretary
        Virginia N. Puzon**            Assistant Secretary

* Unless otherwise indicated, the principal business address of AIG SunAmerica Capital Services, Inc. and of the above officers/directors is Harborside Financial Center, 3200 Plaza 5, Jersey City, New Jersey 07311.

** Principal business address is 1 SunAmerica Center, Los Angeles, California 90067.

(c) AIG SunAmerica Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 30. Location of Accounts and Records

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the investment Company Act of 1940 and its rules are maintained by Depositor at 21650 Oxnard Ave., Woodland Hills, California 91367.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant undertakes to:(a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted;
(b) include either (1) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Registrant hereby represents that it is relying upon a No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). The Registrant has complied with conditions one through four on the No-Action Letter.

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Depositor represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement (Post-Effective Amendment No. 4 and 5; File Nos. 333-45946 and 811-08810), and has caused this Registration Statement to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 16th day of April, 2004.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       By:  FIRST SUNAMERICA LIFE INSURANCE
                                            COMPANY (Depositor)

                                       By:  /s/ Jay S. Wintrob
                                            ------------------
                                       Jay S. Wintrob, Chief Executive Officer

                                       FIRST SUNAMERICA LIFE INSURANCE
                                       COMPANY (Depositor)

                                       By:  /s/ Jay S. Wintrob
                                            ------------------
                                       Jay S. Wintrob, Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.


         SIGNATURE                                        TITLE                               DATE
         ---------                                        -----                               ----
Jay S. Wintrob*                           Chief Executive Officer, President &              April 16, 2004
--------------------------------                        Director
Jay S. Wintrob                                (Principal Executive Officer)

Bruce R. Abrams*                                        Director                            April 16, 2004
--------------------------------
Bruce R. Abrams*

M. Bernard Aidinoff*                                    Director                            April 16, 2004
--------------------------------
M. Bernard Aidinoff

James R. Belardi*                                       Director                            April 16, 2004
--------------------------------
James R. Belardi

Marion E. Fajen*                                        Director                            April 16, 2004
--------------------------------
Marion E. Fajen

Patrick J. Foley*                                       Director                            April 16, 2004
--------------------------------
Patrick J. Foley

Marc H. Gamsin*                                         Director                            April 16, 2004
--------------------------------
Marc H. Gamsin

Cecil C. Gamwell III*                                   Director                            April 16, 2004
--------------------------------
Cecil C. Gamwell III


N. Scott Gillis*                                        Director,                           April 16, 2004
--------------------------------                 Senior Vice President &
N. Scott Gillis                                  Chief Financial Officer
                                              (Principal Financial Officer)


Jana W. Greer*                                          Director                            April 16, 2004
--------------------------------
Jana W. Greer

Jack R. Harnes*                                         Director                            April 16, 2004
--------------------------------
Jack R. Harnes

Stewart R. Polakov*                        Senior Vice President & Controller               April 16, 2004
--------------------------------             (Principal Accounting Officer)
Stewart R. Polakov


John I. Howell*                                         Director                            April 16, 2004
--------------------------------
John I. Howell

Christine A. Nixon*                                     Director                            April 16, 2004
--------------------------------
Christine A. Nixon

Ernest T. Patrikis*                                     Director                            April 16, 2004
--------------------------------
Ernest T. Patrikis

David L. Herzog*                                        Director                            April 16, 2004
--------------------------------
David L. Herzog

*/s/ Mallary Reznik                                                                         April 16, 2004
--------------------------------
Mallary Reznik
Attorney-in-fact

EXHIBIT INDEX


EXHIBIT           DESCRIPTION
-------           -----------
(10)              Consent of Independent Accountants
(14)              Diagram and Listing of All Persons Directly
                  or Indirectly Controlled by or Under Common
                  Control with First SunAmerica Life Insurance
                  Company, the Depositor of Registrant
(15)(d)           Power of Attorney